                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4386

                            Van Kampen Tax Free Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 9/30

Date of reporting period: 6/30/07

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)

PAR
AMOUNT
(000)    DESCRIPTION                                                COUPON     MATURITY        VALUE
--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS   120.9%
         CALIFORNIA 120.4%
$  1,925 Alhambra, CA City Elem Sch Dist
            Cap Apprec Ser A (FSA
            Insd) (a) ......................................          *        09/01/20     $  1,061,541
   2,000 Anaheim, CA Pub Fin Auth Tax
            Alloc Rev (MBIA Insd) (b) ......................        8.970%     12/28/18        2,124,440
   2,365 Apple Valley, CA Pub Fin Town
            Hall Annex Proj Ser A (AMBAC
            Insd) (c) ......................................        5.000      09/01/27        2,449,761
   2,000 Banning, CA Fin Auth Rev Elec
            Sys Proj (XLCA Insd) (c) .......................        5.000      06/01/38        2,051,280
   1,430 Bay Area Govt Assn CA Lease
            Rev Cap Proj Ser A (AMBAC
            Insd) (a) ......................................        5.250      07/01/17        1,514,098
   2,735 Bay Area Govt Assn CA Lease
            West Sacramento Ser A (XLCA
            Insd) (a) ......................................        5.000      09/01/29        2,801,871
   1,000 Bonita, CA Uni Sch Dist Election
            2004 Ser A (MBIA Insd) .........................        5.000      08/01/28        1,033,390
   1,070 Bonita, CA Uni Sch Dist Election
            2004 Ser A (MBIA Insd) .........................        5.250      08/01/24        1,142,278
   1,850 Brea & Olinda, CA Uni Sch Dist
            Rfdg Ser A (FSA Insd) (a) ......................        5.500      08/01/18        1,968,307
   2,165 California Ed Fac Auth Rev Univ
            Pacific (MBIA Insd) ............................        5.875      11/01/20        2,295,095
  10,000 California Hlth Fac Fin Sutter
            Hlth Ser A (d) .................................        5.000      11/15/42       10,085,150
   2,000 California Infrastructure & Econ
            Dev Bk Rev Bay Area Toll Brdg
            First Lien Ser A (FGIC Insd)
            (Prerefunded @ 01/01/28) .......................        5.000      07/01/29        2,165,240
   2,000 California Mobilehome Pk Fin
            Auth Rev Union City Tropics
            Rfdg Ser A .....................................        4.500      12/15/36        1,862,660
   1,050 California Spl Dist Assn Fin Corp
            Ctf Partn Pgm Ser DD (FSA
            Insd) (a) ......................................        5.625      01/01/27        1,072,291
   1,050 California St (FGIC Insd) .........................        6.250      09/01/12        1,139,817
   5,000 California St Dept Wtr Res Pwr
            Supply Rev Ser A (MBIA
             Insd) (d) .....................................        5.375      05/01/21        5,369,275
   2,500 California St Pub Wks Brd Lease
            Dept Corrections Ten Admin
            Ser A (AMBAC Insd) .............................        5.250      03/01/17        2,620,750
   7,750 California St Rfdg (FGIC Insd) ....................        5.000      02/01/23        7,857,182
  10,000 California St Rfdg (d) ............................        4.500      08/01/30        9,500,650
   1,000 California St Univ Rev & Colleges
            Systemwide Ser A (AMBAC
            Insd) ..........................................        5.375      11/01/18        1,062,250
   5,000 California St Var Purp (d) ........................        5.000      06/01/37        5,111,725

   2,000 California Statewide Cmntys Dev
            Auth Rev Kaiser Permanente
            Ser A ..........................................        4.750      04/01/33        1,944,820
   1,900 California Statewide Cmntys Dev
            Auth Wtr Rev Ser A (FSA
            Insd) ..........................................        5.000      10/01/26        1,971,478
   1,000 Carson, CA Redev Agy Redev
            Proj Area No 1 Tax Alloc (MBIA
            Insd) ..........................................        5.500      10/01/15        1,097,150
   2,000 Castaic Lake Wtr Agy CA Ctf
            Partn Wtr Sys Impt Proj Rfdg
            Ser A (MBIA Insd) ..............................        7.000      08/01/12        2,273,020
   3,000 Castaic Lake Wtr Agy CA Rev Ctf
            Partn Ser A (MBIA Insd) ........................        5.250      08/01/23        3,130,890
     100 Cerritos, CA Cmnty College
            Election 2004 Ser A (MBIA
            Insd) ..........................................        5.000      08/01/26          103,524
     125 Cerritos, CA Cmnty College
            Election 2004 Ser A (MBIA
            Insd) ..........................................        5.000      08/01/28          129,174
   2,725 Clearlake, CA Pub Fin Auth Rev
            Redev Agy Highlands Pk Proj
            Ser A (MBIA Insd) ..............................        4.250      10/01/31        2,484,818
   1,160 Coachella, CA Fin Auth Tax Proj 1
            & 2 Rfdg Ser A (XLCA Insd) (a) .................        5.250      12/01/30        1,213,221
   3,140 Colton, CA Jt Uni Sch Dist
            Election 2001 Ser C (FGIC
            Insd) (a) ......................................        5.250      02/01/25        3,330,253
   3,400 Contra Costa, CA Cmnty College
            Election 2002 (MBIA Insd) ......................        5.000      08/01/29        3,511,452
   1,400 Corona, CA Redev Agy Tax Alloc
            Temescal Canyon Proj Area Ser
            A (AGL Insd) ...................................        4.375      11/01/26        1,329,048
   1,850 Del Mar, CA Uni Sch Dist Spl
            Cmnty Fac Dist No 95 1
            (AMBAC Insd) ...................................        5.000      09/01/36        1,899,617
   2,400 Dinuba, CA Redev Agy Tax Alloc
            Merged City Redev Proj No 2
            Rfdg (AMBAC Insd) ..............................        5.000      09/01/34        2,459,376
   2,870 Dinuba, CA Redev Agy Tax Alloc
            Merged City Redev Proj No 2
            Rfdg (AMBAC Insd) ..............................        5.000      09/01/36        2,943,041
   2,195 Elk Grove, CA Uni Sch Dist Spl
            Tax Cmnty Fac Dist No 1 (MBIA
            Insd) ..........................................        5.000      12/01/35        2,250,270
   1,280 Fillmore, CA Uni Sch Dist Election
            2004 Ser A (FSA Insd) ..........................        5.000      08/01/27        1,328,653
   1,300 Folsom Cordova, CA Uni Sch Dist
            Sch Fac Impt Dist No 2 Ser A
            (MBIA Insd) ....................................        5.375      10/01/17        1,385,462
   1,480 Fontana, CA Redev Agy Tax Alloc
            Dwntwn Redev Proj Rfdg (MBIA
            Insd) ..........................................        5.000      09/01/21        1,513,848
   2,000 Fontana, CA Uni Sch Dist Ctf
            Partn Fin Proj (FSA Insd) ......................        4.500      09/01/35        1,893,840
     650 Fresno, CA Jt Pwrs Fin Auth Ser
            A (FSA Insd) ...................................        5.000      06/01/17          675,753

     590 Fresno, CA Uni Sch Dist Rfdg Ser
            C (MBIA Insd) (a) ..............................        5.900      08/01/17          673,284
     630 Fresno, CA Uni Sch Dist Rfdg Ser
            C (MBIA Insd) (a) ..............................        5.900      08/01/18          722,635
     675 Fresno, CA Uni Sch Dist Rfdg Ser
            C (MBIA Insd) (a) ..............................        5.900      08/01/19          776,992
     720 Fresno, CA Uni Sch Dist Rfdg Ser
            C (MBIA Insd) (a) ..............................        5.900      08/01/20          831,622
   2,000 Glendale, CA Redev Agy Tax Ctr
            Glendale Redev Proj (MBIA
            Insd) ..........................................        5.250      12/01/20        2,127,300
   2,425 Glendora, CA Pub Fin Auth Tax
            Alloc Proj No 1 Ser A (MBIA
            Insd) ..........................................        5.000      09/01/24        2,492,851
   2,000 Golden St Tob Securitization
            Asset Bkd Ser A1 ...............................        5.750      06/01/47        2,091,440
  10,000 Golden St Tob Securitization Corp
            CA Tob Settlement Rev Asset
            Bkd Ser A1 (d) .................................        5.125      06/01/47       10,015,238
   5,000 Golden St Tob Securitization Corp
            CA Tob Settlement Rev Asset
            Bkd Ser A1 (d) .................................        5.750      06/01/47        5,123,538
   2,230 Hanford, CA High Sch Dist
            Election 1998 Ser C (MBIA
            Insd) (a) ......................................        5.700      08/01/28        2,453,959
   2,275 Hawaiian Gardens, CA Redev Agy
            Proj No 1 Tax Alloc Ser A
            (AMBAC Insd) ...................................        5.000      12/01/25        2,362,383
   2,500 Huntington Beach, CA High
            Election 2004 (FSA Insd) .......................        5.000      08/01/26        2,596,875
   2,000 Imperial Irr Dist CA Ctf Partn Elec
            Sys Proj (FSA Insd) ............................        5.250      11/01/23        2,095,840
   1,950 Imperial Irr Dist CA Ctf Partn Wtr
            Sys Proj (AMBAC Insd) (a) ......................        5.000      07/01/19        2,012,400
   2,000 Inglewood, CA Redev Agy Tax
            Alloc Merged Redev Proj Rfdg
            Ser A (AMBAC Insd) .............................        5.250      05/01/23        2,188,000
   1,715 Irvine, CA Pub Fac &
            Infrastructure Ser B (AMBAC
            Insd) (a) ......................................        5.000      09/02/23        1,768,902
   2,000 La Canada, CA Uni Sch Dist
            Election 2004 Ser A (MBIA
            Insd) ..........................................        5.500      08/01/28        2,154,720
   2,000 La Quinta, CA Fin Auth Loc Ser A
            (AMBAC Insd) ...................................        5.000      09/01/29        2,056,280
   2,000 La Quinta, CA Fin Auth Loc Ser A
            (AMBAC Insd) ...................................        5.250      09/01/24        2,123,300
   2,000 La Quinta, CA Redev Agy Tax
            Alloc Redev Proj Area No 1
            (AMBAC Insd) ...................................        5.000      09/01/22        2,075,500
   2,500 Lehman Muni Tr Rcpt Various
            St Ser 07 K14 (MBIA Insd) (b) (f) ..............        6.460      05/15/47        1,857,950
   1,000 Livermore-Amador Vly Wtr Mgmt
            Agy CA Swr Rev Ser A
            (AMBAC Insd) ...................................        5.250      08/01/16        1,050,530
   1,545 Long Beach, CA Bd Fin Auth Pub
            Lease Safety Fac Proj (AMBAC
            Insd) (a) ......................................        5.250      11/01/20        1,628,198

   2,000 Long Beach, CA Cmnty College
            Dist 2002 Election Ser B (FGIC
            Insd) ..........................................        5.000      05/01/25        2,080,740
   1,975 Los Angeles, CA Ctf Partn Real
            Ppty Pgm Ser T (MBIA
            Insd) (a) ......................................        5.000      02/01/19        2,044,836
   2,000 Los Angeles, CA Dept Wtr & Pwr
            Sys Ser C (MBIA Insd) ..........................        5.000      07/01/26        2,077,280
   1,210 Los Angeles, CA Mtg Rev FHA
            Sec 8 Asstd Proj Rfdg Ser A
            (MBIA Insd) ....................................        6.100      07/01/25        1,211,222
   1,375 Los Angeles, CA Spl Assmt
            Landscaping & Ltg Dist No 96
            Ser 1 (AMBAC Insd) (a) .........................        5.000      03/01/21        1,424,390
   1,000 Los Angeles Cnty, CA Ctf Partn
            Disney Pkg Proj Rfdg (AMBAC
            Insd) ..........................................        4.750      03/01/23        1,005,350
   1,000 Los Angeles Cnty, CA Met Tran
            Auth Sales Tax Rev Prop A First
            Tier Sr Rfdg Ser C (AMBAC
            Insd) ..........................................        5.000      07/01/23        1,023,500
   1,265 Los Angeles Cnty, CA Sch
            Regionalized Business Svcs Ctf
            Partn Cap Apprec Pooled Fin
            Ser A (AMBAC Insd) .............................          *        08/01/24          559,611
   1,000 Lynwood, CA Uni Sch Dist 2002
            Election Ser A (FSA Insd) ......................        5.000      08/01/27        1,031,870
   1,500 Modesto, CA Irr Rect Ctf Partn
            Cap Impt Ser A (FSA Insd) ......................        5.250      07/01/18        1,569,360
   1,105 Monrovia, CA Fin Auth Lease Rev
            Hillside Wilderness Preserve
            (AMBAC Insd) ...................................        5.000      12/01/20        1,153,311
   2,000 Montclair, CA Redev Agy Tax
            Redev Proj No V Rfdg (MBIA
            Insd) ..........................................        5.000      10/01/20        2,068,900
   1,570 Mountain View, CA Shoreline Tax
            Alloc Ser A (MBIA Insd) (a) ....................        5.250      08/01/16        1,647,056
   2,000 Napa, CA Wtr Rev (AMBAC Insd) .....................        4.375      05/01/27        1,916,120
   1,105 National City, CA Cmnty Dev
            Commn Redev Proj Rfdg Ser B
            (AMBAC Insd) ...................................        5.250      08/01/32        1,157,664
   1,000 Novato, CA Uni Sch Dist (FSA
            Insd) ..........................................        5.000      08/01/28        1,033,390
   3,915 Oak Grove, CA Sch Dist 1995
            Election (FGIC Insd) ...........................        5.250      08/01/25        4,072,305
   1,000 Oakland, CA Uni Sch Dist
            Alameda Cnty (FSA Insd) ........................        5.000      08/01/17        1,021,440
   1,300 Oceanside, CA Ctf Partn Rfdg
            Ser A (AMBAC Insd) .............................        5.200      04/01/23        1,352,351
   3,025 Orange Cnty, CA Pub Fin Auth
            Lease Rev Juvenile Justice Ctr
            Fac Rfdg (AMBAC Insd) ..........................        5.375      06/01/17        3,225,437
   1,145 Pacifica, CA Wastewtr Rev Rfdg
            (AMBAC Insd) ...................................        5.000      10/01/25        1,182,533
   1,200 Palm Desert, CA Fin Auth Tax
            Alloc Rev Proj Area No 4 Rfdg
            Ser A (MBIA Insd) ..............................        5.000      10/01/29        1,236,216

   1,340 Palm Springs, CA Fin Lease Rev
            Convention Ctr Proj Rfdg Ser A
            (MBIA Insd) ....................................        5.250      11/01/19        1,414,303
   3,545 Panama-Buena Vista Uni Sch Dist
            CA Ctf Partn Sch Constr Proj
            (MBIA Insd) ....................................        5.000      09/01/30        3,643,232
   3,065 Placentia Yorba Linda, CA Uni
            Sch Dist Ctf Partn (FGIC Insd) .................        5.000      10/01/30        3,147,142
   2,020 Pomona, CA Pub Fin Auth Rev
            Merged Redev Proj Ser AD
            (MBIA Insd) (a) ................................        5.000      02/01/15        2,093,669
   1,110 Pomona, CA Pub Fin Auth Rev
            Merged Redev Proj Ser AD
            (MBIA Insd) (a) ................................        5.000      02/01/16        1,150,482
   1,000 Pomona, CA Pub Fin Auth Rev
            Sub Merged Redev Proj (c) ......................        5.125      02/01/33          985,270
   1,430 Pomona, CA Pub Fin Auth Rev
            Swr Proj Ser BA (AMBAC
            Insd) ..........................................        4.500      12/01/46        1,358,228
   1,360 Port Hueneme, CA Ctf Partn Cap
            Impt Pgm Rfdg (MBIA Insd) ......................        6.000      04/01/19        1,569,454
   1,055 Poway, CA Redev Agy Tax Alloc
            Paguay Redev Proj (AMBAC
            Insd) (a) ......................................        5.375      06/15/20        1,117,583
   3,000 Rancho Cucamonga, CA Redev
            Agy Rancho Redev Proj (MBIA
            Insd) ..........................................        5.375      09/01/25        3,142,800
     925 Redding, CA Elec Sys Rev Ctf
            Partn (MBIA Insd) (b) (e) ......................        8.903      07/01/22        1,217,652
   1,400 Redding, CA Redev Agy Tax Alloc
            Canby Hilltop Cypress Redev
            Ser A (MBIA Insd) ..............................        5.000      09/01/23        1,447,026
   3,775 Riverside, CA Lease Rev Ctf
            Partn Galleria at Tyler Pub Impt
            (FGIC Insd) ....................................        5.000      09/01/36        3,873,905
   3,775 Riverside Cnty, CA Ctf Partn
            Historic Courthouse Proj Ser B
            (FGIC Insd) (a) ................................        5.000      11/01/27        3,887,608
   6,380 Rohnert Pk, CA Cmnty Dev Comm
            Tax Alloc Rev Ser H (FGIC
             Insd) (d) .....................................        4.375      08/01/37        5,905,775
   2,160 Roseville, CA Jt Uni High Sch
            Election 2004 Ser A (FGIC
            Insd) (a) ......................................        5.000      08/01/26        2,243,700
      70 Sacramento, CA City Fin Auth
            Rev Cap Impt (AMBAC Insd) ......................        5.000      12/01/33           71,676
   2,000 Sacramento Cnty, CA San Dist
            Fin Auth Rev Sacramento Regl
            Cnty San (FGIC Insd) ...........................        5.000      12/01/29        2,079,460
   2,535 San Diego, CA Pub Fac Fin Auth Rev
            Pooled Fin Southcrest Ser B
            (Radian Insd)  (c) .............................        5.250      10/01/27        2,650,393
   2,000 San Francisco, CA City & Cnty
            Second Ser Issue 26B (FGIC
            Insd) ..........................................        5.000      05/01/22        2,058,060
   1,340 Sanger, CA Uni Sch Dist Ctf Cap
            Impt Prog (FSA Insd) (a) .......................        5.000      03/01/25        1,387,275

   2,675 San Jose, CA Fin Auth Lease Rev
            Convention Ctr Proj Rfdg Ser F
            (MBIA Insd) ....................................        5.000      09/01/17        2,774,617
   2,250 San Jose, CA Redev Agy Tax
            Alloc Merged Area Redev Proj
            Rfdg Ser C (MBIA Insd) .........................        4.250      08/01/30        2,052,248
   2,290 San Jose, CA Uni Sch Dist Ctf
            Partn Rfdg (FGIC Insd) .........................        4.500      06/01/24        2,230,346
   1,000 San Leandro, CA Jt Proj Area Fin
            (MBIA Insd) ....................................        5.100      12/01/26        1,039,470
   2,000 Santa Fe Springs, CA Cmnty Dev
            Comm Tax Alloc Rfdg Ser A
            (MBIA Insd) (a) ................................        5.375      09/01/20        2,094,120
   2,065 Santa Fe Springs, CA Cmnty Dev
            Comm Tax Alloc Rfdg Ser A
            (MBIA Insd) ....................................        5.375      09/01/21        2,156,459
   2,450 Santa Monica, CA Cmnty College
            Rfdg Ser A (AMBAC Insd) (a) ....................        5.250      02/01/23        2,571,471
   1,460 Shafter, CA Cmnty Dev Agy Tax
            Alloc Rev Cmnty Dev Proj Area
            No 1 Rfdg Ser A (FSA Insd) .....................        5.000      11/01/36        1,498,821
   1,000 Shasta, CA Jt Pwr Fin Auth Cnty
            Admin Bldg Proj Ser A (MBIA
            Insd) ..........................................        5.250      04/01/22        1,045,580
   1,000 South Gate, CA Pub Fin Auth
            South Gate Redev Proj No 1
            (XLCA Insd) ....................................        5.750      09/01/22        1,087,940
   2,150 Temecula, CA Redev Agy Tax
            Alloc Rev Temecula Redev Proj
            No 1 (MBIA Insd) ...............................        5.125      08/01/27        2,205,083
   1,250 Tobacco Securitization Auth Southn
            CA Tob Settlement ((Acquired 1/07/05,
            Cost $1,369,742)) (b) (g) ......................        8.722      06/01/46        1,150,650
   2,500 Turlock, CA Pub Fin Auth Tax
            Alloc Rev (FSA Insd) ...........................        5.000      09/01/36        2,565,500
   1,340 Vallejo City, CA Uni Sch Dist Rfdg
            Ser A (MBIA Insd) (h) ..........................        5.900      02/01/20        1,547,405
   2,000 Ventura Cnty, CA Ctf Partn Pub
            Fin Auth Ser I (FSA Insd) ......................        5.250      08/15/16        2,059,880
   3,170 Washington, CA Uni Sch Dist
            New High Sch Proj (AMBAC
            Insd) ..........................................        5.125      08/01/37        3,286,149
   3,655 Woodland, CA Fin Auth
            Wastewater Rev Second Sr Lien
            (MBIA Insd) (a) ................................        5.000      03/01/30        3,749,555
                                                                                            ------------
                                                                                             275,092,365
                                                                                            ------------
         VIRGIN ISLANDS   0.5%
   1,200 Virgin Islands Wtr & Pwr Auth Ser A ...............        5.000      07/01/26        1,205,628
                                                                                            ------------

TOTAL INVESTMENTS  120.9%
 (Cost $271,208,986) ..................................................................      276,297,993

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD  (16.3%)
 (Cost ($37,285,000))
(37,285) Note with interest rates ranging from 3.74% to 3.75% at June 30, 2007
         and a contractual maturities of collateral ranging from 2021 to 2047 (i) .....      (37,285,000)
                                                                                            ------------

TOTAL NET INVESTMENTS  104.6%
 (Cost $233,923,986) ..................................................................      239,012,993

LIABILITIES IN EXCESS OF OTHER ASSETS  (4.6%) .........................................      (10,500,929)
                                                                                            ------------

NET ASSETS 100.0% .....................................................................     $228,512,064
                                                                                            ============


Percentages are calculated as a percentage of net assets.

*    Zero coupon bond

(a)  The Fund owns 100% of the outstanding bond issuance.

(b)  Inverse Floating Rate

(c)  Security purchased on a when-issued or delayed delivery basis.

(d)  Underlying security related to Inverse Floaters entered into by the Fund.

(e)  Escrowed to Maturity

(f) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(g) This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.1% of net assets.

(h) All or a portion of this security has been physically segregated in connection with open futures contracts

(i) Floating rate notes. The interest rates shown reflect the rates in effect at June 30, 2007.


AGL - Assured Guaranty Ltd.
AMBAC - AMBAC Indemnity Corp.
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance Inc.
MBIA - Municipal Bond Investors Assurance Corp.
Radian - Radian Asset Assurance
XLCA - XL Capital Assurance Inc.


FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2007:

                                                                                                 UNREALIZED
                                                                                                APPRECIATION/
                                                                                    CONTRACTS   DEPRECIATION
                                                                                    ---------   ------------
SHORT CONTRACTS:
U.S. Treasury Bond Futures, September 2007 (Current
   Notional Value of $107,750 per contract) ....................................          225     $ 42,210
U.S. Treasury Notes 10-Year Futures, September 2007
   (Current Notional Value of $105,703 per contract) ...........................          267      102,082
                                                                                     --------     --------
                                                                                          492     $144,292
                                                                                     ========     ========

VAN KAMPEN INSURED TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)

PAR
AMOUNT
(000)    DESCRIPTION                                       COUPON           MATURITY                VALUE
-------------------------------------------------------------------------------------------------------------
         MUNICIPAL BONDS  130.0%
         ALABAMA  4.7%
$  2,255 Alabama St Brd Ed Rev George C
            Wallace Cmnty College
            (AMBAC Insd) (a) ................               5.250%          07/01/23           $    2,373,410
   1,095 Birmingham, AL Wtrwks & Swr
            Brd Wtr & Swr Rev Ser A (FGIC
            Insd) ...........................               5.000           01/01/21                1,139,983
   3,670 Houston Cnty, AL Hlthcare Auth
            Ser A (AMBAC Insd) ..............               5.250           10/01/30                3,876,144
   3,120 Huntsville, AL Hlthcare Auth Ser A
            (MBIA Insd) (Prerefunded @
            5/14/12) ........................               5.400           06/01/22                3,355,092
   2,500 Huntsville, AL Hlthcare Auth Ser A
            (MBIA Insd) (Prerefunded @
            5/14/12) ........................               5.500           06/01/27                2,699,325
   5,000 Mobile, AL Wt Impt & Rfdg
            (AMBAC Insd) ....................               5.000           02/15/23                5,204,100
   5,280 Montgomery Cnty, AL Pub Bldg
            Auth Rev Wt Fac Proj (MBIA
            Insd) (a) .......................               5.000           03/01/24                5,465,592
   5,550 Montgomery Cnty, AL Pub Bldg
            Auth Rev Wt Fac Proj (MBIA
            Insd) (a) .......................               5.000           03/01/25                5,737,035
   8,000 Trussville, AL Wt Ser A (FGIC
            Insd) ...........................               5.000           10/01/31                8,275,520
  10,000 Trussville, AL Wt Ser A (FGIC
            Insd) ...........................               5.000           10/01/36               10,309,600
   2,500 Tuscaloosa, AL Wts Ser A
            (AMBAC Insd) ....................               4.375           07/01/37                2,337,625
                                                                                               --------------
                                                                                                   50,773,426
                                                                                               --------------
         ALASKA  2.4%
   1,000 Alaska Hsg Fin Corp Home Mtg
            Ser C (AMT) .....................               4.800           06/01/38                  960,890


   2,000 Alaska St Hsg Fin Corp Gen Hsg
            Ser A (FGIC Insd) ...............               5.000           12/01/30                2,052,920
   1,000 Alaska St Hsg Fin Corp Gen Hsg
            Ser A (FGIC Insd) ...............               5.250           12/01/41                1,038,210
   9,570 Alaska St Intl Arpt Rev Rfdg Ser B
            (MBIA Insd) (b) .................               5.000           10/01/24               12,339,175
   6,530 Alaska St Intl Arpt Rev Rfdg Ser D
            (MBIA Insd) (b) .................               5.000           10/01/24                8,419,521
   1,425 Anchorage, AK Wtr Rev Rfdg
            (AMBAC Insd) ....................               6.000           09/01/19                1,498,701
                                                                                               --------------
                                                                                                   26,309,417
                                                                                               --------------
         ARIZONA  2.9%
   1,940 Arizona St Univ Ctf Partn Resh
            Infrastructure Proj (AMBAC
            Insd) ...........................               5.250           09/01/23                2,048,310
   1,225 Arizona St Univ Ctf Partn Resh
            Infrastructure Proj (AMBAC
            Insd) ...........................               5.250           09/01/24                1,290,305
   2,900 Arizona Tourism & Sports Auth
            Multi Purp Stad Fac Ser A
            (MBIA Insd) (Prerefunded @
            7/01/13) ........................               5.375           07/01/22                3,110,221
   5,000 Maricopa Cnty, AZ Pollutn Ctl
            Corp Pollutn Ctl Rev El Paso
            Elec Co Rfdg Ser A (FGIC
            Insd) ...........................               4.800           08/01/40                4,998,950
  10,000 Mesa, AZ Util Sys Rev
            Rfdg Second Ser (FGIC
            Insd) (b) .......................               4.500           07/01/28               12,228,300
   2,000 Pima Cnty, AZ Indl Dev Auth AZ
            Charter Sch Proj Ser O ..........               5.000           07/01/26                1,979,440
   1,750 Pima Cnty, AZ Indl Dev Auth AZ
            Charter Sch Proj Ser O ..........               5.250           07/01/31                1,778,227
     515 Pima Cnty, AZ Indl Dev Auth Indl
            Rev Lease Oblig Irvington Proj
            Tucson Elec Pwr Co Rfdg Ser A
            (FSA Insd) ......................               7.250           07/15/10                  528,802
   1,875 Scottsdale, AZ Indl Dev Hosp
            Scottsdale Mem Hosp Rfdg Ser
            A (AMBAC Insd) ..................               6.000           09/01/12                1,918,931


   1,750 Scottsdale, AZ Indl Dev Hosp
            Scottsdale Mem Hosp Rfdg Ser
            A (AMBAC Insd) ..................               6.125           09/01/17                1,790,758
                                                                                               --------------
                                                                                                   31,672,244
                                                                                               --------------
         ARKANSAS  0.8%
   2,500 Arkansas St Dev Fin Auth Rev St
            Agy Fac Donaghey Plaza Proj
            (FSA Insd) ......................               5.000           06/01/29                2,571,300
   6,265 Little Rock, AR Sch Dist Rfdg Ser
            B (FSA Insd) ....................               5.500           02/01/25                6,478,135
                                                                                               --------------
                                                                                                    9,049,435
                                                                                               --------------
         CALIFORNIA  26.8%
   4,000 Bay Area Govt Assn CA Rev Tax
            Alloc CA Redev Pool Ser A
            (XLCA Insd) .....................               5.250           09/01/35                4,178,160
   3,205 Bell, CA Cmnty Hsg Auth Lease
            Rev Rfdg (AMBAC Insd) ...........               5.000           10/01/30                3,304,227
   3,310 Bell, CA Cmnty Hsg Auth Lease
            Rev Rfdg (AMBAC Insd) ...........               5.000           10/01/36                3,387,288
   3,500 California Ed Fac Auth Rev
            Occidental College Ser A (MBIA
            Insd) ...........................               5.000           10/01/36                3,610,810
  10,000 California Hsg Fin Agy Rev Home
             Mtg Ser E (AMT) (b) ............               4.800           08/01/37               12,143,450
  10,935 California Hsg Fin Agy Rev
            Home Mtg Ser G (AMT) (d) ........               5.050           02/01/29               10,935,000

  12,080 California St Dept Vet Affairs Home
            Pur Rev Ser A (AMT) (b) .........               4.950           12/01/37               14,959,087
   3,000 California St Pub Wks Brd UCLA
            Replacement Hosp Ser A (FSA
            Insd) ...........................               5.000           10/01/22                3,087,000
   3,000 California St Pub Wks Brd UCLA
            Replacement Hosp Ser A (FSA
            Insd) ...........................               5.375           10/01/20                3,172,470
  10,000 California St Rfdg (b) .............               4.500           08/01/30               12,000,650
   5,000 California St Var Purp (b) .........               5.000           06/01/37                6,361,725
   4,000 California Stwide Cmnty Dev Auth
            Wtr Rev Pooled Fin Pgm Ser C
            (FSA Insd) ......................               5.250           10/01/34                4,172,320


   2,980 California Stwide Cmnty Dev Auth
            Wtr & Wastewtr Rev Pooled Fin
            Pgm Ser C (FSA Insd) (a) ........               5.000           10/01/29                3,064,662
   1,095 California Stwide Cmnty Dev Auth
            Wtr & Wastewtr Rev Pooled
            Fin Ser 2004A (FSA Insd) ........               5.000           10/01/29                1,131,573
   3,920 California Stwide Cmnty  Dev Auth
            Wtr & Wastewtr Rev Pooled
            Fin Ser 2004A (FSA Insd) ........               5.250           10/01/24                4,173,663
   4,615 California Stwide Cmnty Dev Auth
            Wtr & Wastewtr Rev Ser D
            (FSA Insd) (a) ..................               5.000           10/01/26                4,799,785
   7,430 Capistrano, CA Uni Sch Dist
            (FGIC Insd) (a) .................               5.000           09/01/25                7,709,517
   7,995 Capistrano, CA Uni Sch Dist
            (FGIC Insd) (a) .................               5.000           09/01/26                8,279,142
   8,600 Capistrano, CA Uni Sch Dist
            (FGIC Insd) (a) .................               5.000           09/01/27                8,893,776
   3,500 Capistrano, CA Uni Sch Dist
            (FGIC Insd) .....................               5.000           09/01/29                3,609,900
   5,000 Chino Vly Uni Sch Dist CA
            Election 2002 Ser C (MBIA
            Insd) ...........................               5.250           08/01/30                5,302,150
   3,225 Coronado, CA Cmnty Dev Agy
            Tax Alloc Coronado Cmnty Dev
            Proj (AMBAC Insd) ...............               5.000           09/01/30                3,310,753
     425 Earlimart, CA Elem Sch Dist Ser 1
            (AMBAC Insd) ....................               6.700           08/01/21                  536,427
   5,000 Golden St Tob Sec Asset
            Bkd Ser A-1 .....................               5.750           06/01/47                5,228,600
  25,000 Golden St Tob Sec Corp CA Tob
            Settlement Rev Ser A-1 (b) ......               5.750           06/01/47               31,867,688
     265 Golden West Sch Fin Auth CA
            Rev Rfdg Ser A (MBIA Insd) (a) ..               5.750           08/01/19                  302,399
  10,000 Hawthorne, CA Cmnty Redev Agy
            Tax Alloc Proj Area No 2 (XLCA
            Insd) ...........................               5.250           09/01/36               10,523,300
     690 Jurupa, CA Univ Sch Dist Election
            2001 (FGIC Insd) ................               5.000           08/01/26                  712,211


   1,985 Lancaster, CA Fin Auth Tax Alloc
            Rev Sch Dist Proj ...............               4.500           02/01/31                1,822,587
   3,360 Loma Linda, CA Redev Agy Tax
            Alloc Ser A (XLCA Insd) .........               5.250           07/01/30                3,524,371
  15,715 Los Angeles, CA Muni Impt Corp
            Lease Rev Police Headquarters
            Fac Ser A (FGIC Insd) ...........               4.250           01/01/37               14,102,955
  10,000 Merced, CA Irr Dist Rev Ctf Partn
            Elec Sys Proj (XLCA Insd) .......               5.250           09/01/36               10,476,100
   4,000 Murrieta Vly, CA Uni Sch Dist Pub
            Fin Auth Spl Tax Rev Ser A
            (AGL Insd) ......................               4.750           09/01/36                3,953,040
   3,455 Oxnard, CA Fin Auth Headworks
            Proj (AMBAC Insd) (a) ...........               5.000           06/01/36                3,543,621
   2,070 Pacifica, CA Wastewtr Rev Rfdg
            (AMBAC Insd) (a) ................               5.250           10/01/23                2,185,382
   5,000 Palm Springs, CA Fin Lease Rev
            Convention Ctr Proj Ser A
            (MBIA Insd) .....................               5.500           11/01/29                5,422,350
   2,250 Riverside, CA Ctf Partn (AMBAC
            Insd) (a) .......................               5.000           09/01/23                2,315,408
   1,140 Rohnert Park, CA Swr Sys Rev
            Ctf Partn Spl Term (AMBAC
            Insd) ...........................               5.000           06/01/30                1,169,572
   2,085 Roseville, CA Redev Agy Tax
            Alloc Roseville Redev Proj Ser A
            (AMBAC Insd) (d) ................               5.000           09/01/38                2,139,627
   5,000 Sacramento Cnty, CA Santn Dist
            Fin Auth Rev Sacramento Regl
            Cnty Santn (FGIC Insd) ..........               5.000           12/01/29                5,198,650
   5,140 San Marcos, CA Pub Fac Auth
            Rev Tax Increment Pass-Thru
            Ser A (AMBAC Insd) (b) ..........               5.000           10/01/31                6,595,828
   2,785 Santa Monica, CA Cmnty College
            Rfdg Ser A (AMBAC Insd) .........               5.000           02/01/27                2,854,736
   1,775 Sierra, CA Jt Cmnty College Impt
            Dist 2 Westn Nevada Ser A
            (FGIC Insd) (a) .................               5.000           08/01/28                1,831,001


   1,460 Sierra, CA Jt Cmnty College Impt
            Dist 2 Westn Nevada Ser A
            (FGIC Insd) .....................               5.000           08/01/29                1,505,172
   5,380 South Orange Cnty, CA Pub Fin
            Auth Spl Tax Rev Ladera Ranch
            Ser A (AMBAC Insd) ..............               5.000           08/15/27                5,574,110
   2,000 South Tahoe, CA Jt Pwr Fin
            Redev Proj Area No 1 Rfdg Ser
            A (AMBAC Insd) ..................               5.000           10/01/35                2,049,460
   6,500 Stockton, CA Port Dist Port Rev
            Ser A (MBIA Insd) ...............               4.500           07/01/32                6,190,535
  10,000 Tobacco Sec Auth Southrn
            CA Tob Settlement
            Ser A-1 (b) .....................               5.125           06/01/46               12,301,300
  10,000 University CA Regts Ser A
            (MBIA Insd) (b) .................               4.500           05/15/47               11,857,950
     900 Vallejo City, CA Uni Sch Rfdg Ser
            A (MBIA Insd) ...................               5.900           08/01/25                1,042,704
                                                                                               --------------
                                                                                                  288,414,192
                                                                                               --------------
         COLORADO  4.2%
   5,000 Aurora, CO Wtr Impt Rev First
            Lien Ser A (AMBAC Insd) (d) .....               5.000           08/01/39                5,174,100
   1,500 Bromley Pk Met Dist CO Rfdg &
            Impt (Radian Insd) ..............               4.750           12/01/37                1,458,780
   3,745 Colorado Ed & Cultural Fac Auth
            Rev Charter Sch Aurora
            Academy Sch Proj Rfdg Ser A
            (XLCA Insd) (a) .................               5.250           02/15/34                3,907,495
   2,500 Colorado Ed & Cultural Fac Auth
            Rev Charter Sch Bromley Sch
            Proj Rfdg (XLCA Insd) ...........               5.250           09/15/32                2,628,225
   1,000 Colorado Ed & Cultural Fac Auth
            Rev Charter Sch Woodrow
            Wilson Sch Proj Rfdg Ser A
            (XLCA Insd) .....................               5.250           12/01/34                1,050,980
   4,800 Colorado Ed & Cultural Fac Auth
            Rev Frontier Academy Rfdg
            (CIFG Insd) .....................               4.375           06/01/26                4,579,680


  17,580 Denver, CO Convention Ctr Hotel
            Auth Rev Rfdg (XLCA Insd)
            (b) .............................               5.000           12/01/35               22,455,901
   2,000 Regional Transn Dist CO Sales
            Tax Rev Fastracks Proj Ser A
            (AMBAC Insd) ....................               4.375           11/01/36                1,870,120
   2,000 Walker Field CO Pub Arpt Auth
            Arpt Rev Gen ....................               4.750           12/01/27                1,903,220
                                                                                               --------------
                                                                                                   45,028,501
                                                                                               --------------
         CONNECTICUT  0.1%
   1,000 Connecticut St Hlth & Ed Fac Auth
            Rev Hosp For Spl Care Ser C
            (Radian Insd) ...................               5.250           07/01/32                1,039,050
                                                                                               --------------

         DISTRICT OF COLUMBIA  0.5%
   1,000 District of Columbia Ctf Partn Dist
            Pub Safety & Emergency
            (AMBAC Insd) ....................               5.500           01/01/19                1,067,180
   4,000 Metropolitan Washington DC Arpt
            Ser A (FSA Insd) (AMT) ..........               5.000           10/01/32                4,082,920
                                                                                               --------------
                                                                                                    5,150,100
                                                                                               --------------
         FLORIDA  8.2%
   5,000 Auburndale, FL Wtr & Swr Rev
            (AMBAC Insd) (a) ................               4.250           12/01/32                4,541,100
   6,885 Auburndale, FL Wtr & Swr Rev
            (AMBAC Insd) (a) ................               4.375           12/01/37                6,321,325
     500 Dade Cnty, FL Aviation Rev Ser B
            (MBIA Insd) .....................               5.600           10/01/26                  508,665
     750 Dade Cnty, FL Wtr & Swr Sys
            Rev (FGIC Insd) .................               5.375           10/01/16                  767,692
     140 Escambia Cnty, FL Hlth Fac Auth
            Rev (AMBAC Insd) ................               5.950           07/01/20                  144,837
   1,000 Escambia Cnty, FL Util Auth Util
            Sys Rev (FGIC Insd)
            (Prerefunded @ 1/01/09) .........               5.250           01/01/24                1,030,100
   1,820 Florida Hsg Fin Corp Rev
            Ser 6 (AMT) (b) .................               4.550           07/01/26                2,174,545
   3,500 Florida Hsg Fin Corp Rev
            Ser 6 (AMT) (b) .................               4.625           07/01/31                4,181,817


   2,500 Florida Hsg Fin Corp Rev
            Ser 6 (AMT) (b) .................               4.700           07/01/37                2,987,012
   1,000 Florida Intergovnmtl Fin Ser C1
            (AMBAC Insd) ....................               5.125           02/01/31                1,026,790
     575 Florida Muni Ln Council Rev Ser
            B (MBIA Insd) ...................               5.750           11/01/14                  611,944
   1,185 Florida St Brd Ed Cap Outlay Pub
            Ed Ser C (FGIC Insd) ............               5.000           06/01/23                1,222,470
   1,250 Florida St Brd Ed Lottery Rev Ser
            A (FGIC Insd) (Prerefunded @
            7/01/10) ........................               6.000           07/01/12                1,333,975
   1,000 Florida St Brd Ed Lottery Rev Ser
            A (FGIC Insd) (Prerefunded @
            7/01/10) ........................               6.000           07/01/14                1,067,180
   2,750 Florida St Brd Ed Lottery Rev Ser
            B (FGIC Insd) ...................               5.250           07/01/13                2,814,625
     750 Florida St Brd of Regt Hsg Rev
            (MBIA Insd) .....................               5.750           07/01/14                  794,467
   1,365 Florida St Correctional
            Privatization Commn Ctf Partn
            (MBIA Insd) .....................               5.375           08/01/14                1,447,241
   1,750 Florida St Div Bd Fin Dept Gen
            Svc Rev Dept Environmental
            Prot Presvtn 2000 Ser A
            (AMBAC Insd) ....................               5.000           07/01/12                1,769,058
   1,500 Florida St Div Bd Fin Dept Gen
            Svc Rev Dept Environmental
            Prot Presvtn 2000 Ser B
            (FSA Insd) ......................               5.250           07/01/11                1,535,550
   2,000 Fort Myers, FL Impt Rev Rfdg
            (MBIA Insd) .....................               4.450           12/01/35                1,876,640
   1,340 Gulf Breeze, FL Rev Loc Govt
            (FGIC Insd) .....................               5.150           12/01/20                1,386,337
     500 Gulf Breeze, FL Rev Loc Govt
            (FGIC Insd) .....................               5.650           12/01/20                  523,005
   1,000 Indian River Cnty, FL Hosp Rev
            Rfdg (FSA Insd) .................               6.100           10/01/18                1,021,630
   1,000 Key West, FL Util Brd Elec Rev
            Cap Apprec Ser D (AMBAC
            Insd) (c) .......................                 *             10/01/13                  753,680


   1,000 Miami-Dade Cnty, FL Hlth Fac
            Miami Childrens Hosp Rfdg Ser
            A (AMBAC Insd) (Prerefunded
            @ 8/15/11) ......................               5.125           08/15/26                1,051,250
   5,000 Miami-Dade Cnty, FL Pub Fac
            Rev Jackson Hlth Sys Ser A
            (MBIA Insd) .....................               5.000           06/01/31                5,143,050
   1,000 Orange Cnty, FL Sch Brd Ctf Ser
            A (AMBAC Insd) ..................               5.250           08/01/14                1,058,210
   1,000 Orlando, FL Cmnty Redev Agy
            Tax Rep Drive Unvl Blvd Rfdg
            (AMBAC Insd) ....................               5.125           04/01/20                1,040,090
     800 Palm Beach Cnty, FL Sch Brd Ctf
            Ser A (AMBAC Insd)
            (Prerefunded @ 8/01/11) .........               5.125           08/01/26                  842,024
     750 Polk Cnty, FL Sch Brd Ctf Partn
            Master Lease Ser A (FSA
            Insd) ...........................               5.500           01/01/16                  793,493
   1,000 Port Saint Lucie, FL Spl Assmt
            Rev Util Svc Area No 3 & 4A
            (MBIA Insd) .....................               5.000           10/01/18                1,021,190
     535 Saint Johns Cnty, FL Indl Dev
            Auth Professional Golf Proj
            Rfdg (MBIA Insd) ................               5.250           09/01/12                  565,880
   1,000 Saint Lucie Cnty, FL Sch Brd Ctf
            Ser A (FSA Insd) ................               5.000           07/01/21                1,030,310
   3,145 Santa Rosa Bay Brdg Auth FL
            Rev Cap Apprec (MBIA Insd) ......                 *             07/01/18                1,875,018
   4,000 Sunrise, FL Util Sys Rev Rfdg
            (AMBAC Insd) ....................               5.200           10/01/22                4,304,600
  10,000 Tallahassee, FL Hlth Fac Rev
            Tallahassee Mem Regl Med
            Rfdg Ser A (MBIA Insd) (e) ......               6.625           12/01/13               10,020,800
   9,300 Tampa Bay Wtr FL Regl Wtr
            Supply Auth Util Sys Rev Impt &
            Rfdg (FGIC Insd) ................               4.500           10/01/36                8,878,710
   2,740 University Cent FL Ctf Partn UCF
            Convocation Corp Ser A (FGIC
            Insd) (a) .......................               5.000           10/01/27                2,819,131


   1,000 Village Ctr Cmnty Dev Dist FL Ser
            A (MBIA Insd) ...................               5.200           11/01/25                1,040,440
   3,735 Volusia Cnty, FL Ed Fac Auth Rev
            Ed Fac Embry Riddle Rfdg Ser
            B (AMBAC Insd) ..................               5.250           10/15/19                3,869,087
   1,000 Volusia Cnty, FL Ed Fac Auth Rev
            Ed Fac Embry Riddle Rfdg Ser
            B (AMBAC Insd) ..................               5.250           10/15/22                1,034,650
                                                                                               --------------
                                                                                                   88,229,618
                                                                                               --------------
         GEORGIA  4.2%
   4,590 Bleckley-Cochran, GA Dev Auth
            Student Hsg Fac Rev MGC
            Real Estate Fndtn Ser A (CIFG
            Insd) (a) .......................               5.000           07/01/25                4,738,165
  11,355 Bleckley-Cochran, GA Dev Auth
            Student Hsg Fac Rev MGC
            Real Estate Fndtn Ser A (CIFG
            Insd) (a) .......................               5.000           07/01/36               11,621,956
  14,530 Georgia Muni Elec Auth Pwr Rev
            2005 Ser Y (AMBAC Insd) .........               6.400           01/01/13               15,872,717
     160 Georgia Muni Elec Auth Pwr Rev
            2005 Ser Y (AMBAC Insd)
            (Prerefunded @ 1/01/11) .........               6.400           01/01/13                  172,797
   9,445 Georgia Muni Elec Auth Pwr Rev
            2005 Ser Y (MBIA Insd) ..........               6.500           01/01/17               10,779,862
     145 Georgia Muni Elec Auth Pwr Rev
            2005 Ser Y (MBIA Insd)
            (Prerefunded @ 1/01/14) .........               6.500           01/01/17                  165,361
     860 Georgia Muni Elec Auth Pwr Rev
            Ser Y (AMBAC Insd) (c) ..........               6.400           01/01/13                  939,997
     410 Georgia Muni Elec Auth Pwr Rev
            Ser Y (MBIA Insd) ...............               6.500           01/01/17                  468,446
                                                                                               --------------
                                                                                                   44,759,301
                                                                                               --------------
         ILLINOIS  18.6%
   1,500 Chicago, IL Brd Ed Cap Apprec
            Sch Reform Ser A (FGIC Insd) ....                 *             12/01/19                  857,775
   1,020 Chicago, IL Brd Ed Cap Apprec
            Sch Reform Ser A (FGIC Insd) ....                 *             12/01/25                  431,093
   2,845 Chicago, IL Brd Ed Cap Apprec
            Sch Reform Ser B-1(FGIC Insd) ...                 *             12/01/19                1,626,913


   2,000 Chicago, IL Lakefront Millenium
            Pkg Fac (MBIA Insd) .............               5.700           01/01/25                2,173,660
   2,000 Chicago, IL Lakefront Millenium
            Pkg Fac (MBIA Insd) .............               5.750           01/01/29                2,177,760
   5,925 Chicago, IL Midway Arpt Rev
            Second Lien Rfdg Ser B
            (AMBAC Insd) (a) ................               5.000           01/01/21                6,148,195
   6,220 Chicago, IL Midway Arpt Rev
            Second Lien Rfdg Ser B
            (AMBAC Insd) (a) ................               5.000           01/01/22                6,446,284
   1,000 Chicago, IL O'Hare Intl Arpt Rev
            Gen Arpt Third Lien Rfdg Ser A
            (MBIA Insd) .....................               5.000           01/01/29                1,025,460
   5,000 Chicago, IL O'Hare Intl Arpt Rev
            Gen Arpt Third Lien Rfdg Ser E
            (CIFG Insd) .....................               5.000           01/01/34                5,095,850
   2,840 Chicago, IL O'Hare Intl Arpt Rev
            Gen Arpt Third Lien Rfdg Ser E
            (CIFG Insd) (a) .................               5.250           01/01/21                2,981,006
   2,975 Chicago, IL O'Hare Intl Arpt Rev
            Gen Arpt Third Lien Rfdg Ser E
            (CIFG Insd) (a) .................               5.250           01/01/22                3,120,983
   3,120 Chicago, IL O'Hare Intl Arpt Rev
            Gen Arpt Third Lien Rfdg Ser E
            (CIFG Insd) .....................               5.250           01/01/23                3,269,510
   1,430 Chicago, IL O'Hare Intl Arpt Rev
            Gen Arpt Third Lien Rfdg Ser E
            (CIFG Insd) .....................               5.250           01/01/24                1,495,237
  17,500 Chicago, IL O'Hare Intl Arpt Rev
            Gen Arpt Third Lein Ser A-2 Rfdg
            (FSA Insd) (AMT) (b) ............               5.750           01/01/20               23,229,675
  20,000 Chicago, IL O'Hare Intl Arpt Rev
            Gen Arpt Third Lein Ser A-2 Rfdg
            (FSA Insd) (AMT) (b) ............               5.750           01/01/21               26,571,700
  12,000 Chicago, IL O'Hare Intl Arpt Rev
            Gen Arpt Third Lein Ser A
            (MBIA Insd) (b) .................               5.250           01/01/24               15,680,490
   5,000 Chicago, IL Pk Dist Ser A (FGIC
            Insd) ...........................               5.000           01/01/31                5,159,000


     615 Chicago, IL Pk Dist Ser C (FGIC
            Insd) ...........................               5.500           01/01/19                  646,390
   3,230 Chicago, IL Proj Rfdg Ser A
            (FGIC Insd) .....................               5.375           01/01/34                3,316,564
   1,305 Chicago, IL Proj Rfdg Ser A
            (MBIA Insd) .....................               5.500           01/01/38                1,369,389
      50 Chicago, IL Proj Rfdg Ser A
            (MBIA Insd) (Prerefunded @
            1/01/11) ........................               5.500           01/01/38                   52,958
     145 Chicago, IL Proj Rfdg Ser A
            (AMBAC Insd) ....................               5.625           01/01/39                  153,904
   5,000 Chicago, IL Single Family Mtg Rev
            Coll Ser I (GNMA Collateralized)
            (AMT) ...........................               5.300           06/01/43                5,176,050
     345 Cook Cnty, IL Sch Dist No 100
            Berwyn South Cap Apprec (FSA
            Insd) (a) .......................               8.100           12/01/16                  448,072
     290 Cook Cnty, IL Sch Dist No 100
            Berwyn South Cap Apprec (FSA
            Insd) (a) .......................               8.200           12/01/14                  363,448
   2,605 Cook Cnty, IL Sch Dist No 122
            Oak Lawn Cap Apprec (FGIC
            Insd) (a) .......................                 *             12/01/17                1,650,163
   2,995 Cook Cnty, IL Sch Dist No 122
            Oak Lawn Cap Apprec (FGIC
            Insd) (a) .......................                 *             12/01/18                1,801,732
   4,210 Cook Cnty, IL Sch Dist No 122
            Oak Lawn Cap Apprec (FGIC
            Insd) (a) .......................                 *             12/01/19                2,410,435
   4,050 Cook Cnty, IL Sch Dist No 122
            Oak Lawn Cap Apprec (FGIC
            Insd) ...........................                 *             12/01/20                2,205,428
   3,000 Du Page Cnty, IL Cmnty High Sch
            (FSA Insd) ......................               5.600           01/01/22                3,199,980
     540 Grundy, Kendall & Will Cntys, IL
            (AMBAC Insd) ....................               5.500           05/01/20                  565,299
     340 Grundy, Kendall & Will Cntys, IL
            (AMBAC Insd) ....................               5.500           05/01/21                  354,521


   3,000 Huntley, IL Spl Svc Area No 10
            Spl Tax Rfdg (AGL Insd) .........               5.100           03/01/29                3,053,220
   2,000 Illinois Dev Fin Auth Rev Sch Dist
            Pgm Rockford Sch 205 (FSA
            Insd) ...........................               6.650           02/01/11                2,175,600
   9,070 Illinois Fin Auth Rev Ill Finance
            Auth Bradley Ser A (XLCA
            Insd) (a) .......................               5.000           08/01/27                9,319,244
   4,800 Illinois Fin Auth Rev Swedish
            American Hosp (AMBAC Insd) ......               5.000           11/15/31                4,905,168
   1,500 Illinois Hsg Dev Auth Multi Fam
            Rev Ser G .......................               4.800           07/01/32                1,460,580
   1,965 Illinois Hsg Dev Auth Multi Fam
            Rev Ser K .......................               4.600           07/01/23                1,918,233
   2,000 Illinois Med Dist (MBIA Insd) ......               5.250           06/01/32                2,073,540
   3,500 Illinois Muni Elec Agy Pwr Supply
            Sys Rev Rfdg (FSA Insd) .........               5.000           02/01/21                3,551,905
  10,000 Illinois St Toll Hwy Auth Toll
            Highway Rev Sr Priority Ser A-1
            (FSA Insd) ......................               5.000           01/01/26               10,370,600
   1,200 Lake Cnty, IL Cmnty Cons Sch
            Dist No 50 Woodland Cap
            Apprec Ser B (FGIC Insd) ........                 *             12/01/14                  879,528
   6,790 Lake Cnty, IL Cmnty Unit Sch Dist
            No 60 Waukegan Cap Apprec
            Ser A (FSA Insd) ................                 *             12/01/17                4,301,193
   1,330 McHenry Cnty, IL Cmnty High
            Sch Dist No 154 Cap Apprec
            (FGIC Insd) .....................                 *             01/01/16                  920,041
  10,000 McHenry Cnty, IL Consv Dist
            (FSA Insd) (d) ..................               5.000           02/01/26               10,389,500
   3,000 McHenry & Kane Cnty, IL Cmnty
            Cons Sch Dist No 158 Cap
            Apprec (FGIC Insd) ..............                 *             01/01/17                1,979,880
   4,000 McHenry & Kane Cnty, IL Cmnty
            Cons Sch Dist No 158 Cap
            Apprec (FGIC Insd) ..............                 *             01/01/18                2,508,800
   6,000 Metropolitan Pier & Expo Auth IL
            Dedicated St Tax Rev
            McCormick Pl Expn Ser A
            (MBIA Insd) .....................               5.250           06/15/42                6,267,960


   3,845 University IL Univ Rev Aux Fac
            Sys (MBIA Insd) .................               4.500           04/01/36                3,645,214
                                                                                               --------------
                                                                                                  200,925,130
                                                                                               --------------
         INDIANA  1.5%
   5,810 Indiana Bd Bk Rev Spl Pgm Ser
            B1 (FSA Insd) (a) ...............               5.000           03/01/27                6,009,980
     745 Indiana Bd Bk Spl Pgm Ser A
            (AMBAC Insd) (c) ................               9.750           08/01/09                  789,640
   2,350 Indiana Hlth & Ed Fac Fin
            Cmnty Fndtn Northwest IN ........               5.500           03/01/37                2,384,122
   6,245 Indiana Hlth Fac Fin Auth Hosp
            Rev Cmnty Proj Ser A (AMBAC
            Insd) ...........................               5.000           05/01/35                6,405,372
     500 Plainfield, IN Cmnty High Sch
            Bldg Corp First Mtg (FGIC
            Insd) ...........................               5.000           01/15/30                  515,950
                                                                                               --------------
                                                                                                   16,105,064
                                                                                               --------------
         IOWA  0.2%
   2,375 Iowa Fin Auth Hosp Fac Rev
            Trinity Regl Hosp Proj (FSA
            Insd) ...........................               5.750           07/01/17                2,425,991
                                                                                               --------------

         KANSAS  0.2%
   2,250 Lenexa, KS Hlthcare Fac Rev
            Rfdg & Impt .....................               5.500           05/15/39                2,293,650
                                                                                               --------------

         LOUISIANA  3.2%
   3,585 Calcasieu Parish, LA Mem Hosp
            Svc Dist Hosp Rev Lake
            Charles Mem Hosp Proj Ser A
            (Connie Lee Insd) ...............               6.375           12/01/12                3,793,432
   5,530 Calcasieu Parish, LA Mem Hosp
            Svc Dist Hosp Rev Lake
            Charles Mem Hosp Proj Ser A
            (Connie Lee Insd) ...............               6.500           12/01/18                6,495,593
   7,500 Lafayette, LA Util Rev (MBIA
            Insd) ...........................               5.250           11/01/24                7,957,950
   2,035 Louisiana Loc Govt Environment
            BRCC Fac Corp Proj (MBIA
            Insd) (a) .......................               5.375           12/01/17                2,144,870


   2,150 Louisiana Loc Govt Environment
            BRCC Fac Corp Proj (MBIA
            Insd) (a) .......................               5.375           12/01/18                2,265,433
   7,000 Louisiana St Gas & Fuels Tax Rev
            Ser A (XLCA Insd) (b) ...........               5.000           05/01/27                8,974,140
   2,500 Louisiana St Gas & Fuels Tax Rev
            Ser A (XLCA Insd) (b) ...........               5.000           05/01/28                3,212,412
     265 New Orleans, LA Home Mtg Auth
            Single Family Mtg Rev Ser 1985
            (MBIA Insd) .....................                 *             09/15/16                  101,657
                                                                                               --------------
                                                                                                   34,945,487
                                                                                               --------------
         MARYLAND  0.5%
   1,255 Maryland St Cmnty Dev Admin
            Dept Hsg & Cmnty Dev Ser P
            (AMT) (b) .......................               4.450           09/01/21                1,508,344
                                                                                               --------------
   1,000 Maryland St Cmnty Dev Admin
            Dept Hsg & Cmnty Dev Ser P
            (AMT) (b) .......................               4.550           09/01/26                1,201,868
   1,350 Maryland St Cmnty Dev Admin
            Dept Hsg & Cmnty Dev Ser P
            (AMT) (b) .......................               4.625           09/01/31                1,622,521
     675 Maryland St Cmnty Dev Admin Dept
            Hsg & Cmnty Dev Ser P
            (AMT) (b) .......................               4.700           03/01/37                  811,260
                                                                                               --------------
                                                                                                    5,143,993

         MASSACHUSETTS  1.3%
   2,600 Massachusetts Muni Whsl Elec
            Co Nuclear Mix Ser 1-A (MBIA
            Insd) ...........................               5.250           07/01/13                2,751,216
     175 Massachusetts Muni Whsl Elec
            Co Proj No. 6-A  Ser A (MBIA
            Insd) ...........................               5.250           07/01/16                  185,068
   3,000 Massachusetts St Hsg Fin Agy
            Hsg Ser A (AMT) .................               5.200           12/01/37                3,026,490
   2,060 Massachusetts St Hsg Fin Agy
            Hsg Rev Single Family Hsg
            Ser 126 (AMT) (b) ...............               4.625           06/01/32                2,461,360
   5,000 Massachusetts St Wtr Pollutn
            Abatement Tr Pool Pgm
            Ser 12 (b) ......................               4.375           08/01/31                5,974,275
                                                                                               --------------
                                                                                                   14,398,409
                                                                                               --------------


         MICHIGAN   0.5%
      75 Chippewa Valley, MI Sch Bldg &
            Site (FSA Insd) .................               5.000           05/01/20                   78,559
   2,575 Wayne Charter Cnty, MI Arpt Rev
            Rfdg Ser C (FGIC Insd) ..........               5.375           12/01/17                2,720,385
   2,840 Wayne Charter Cnty, MI Arpt Rev
            Rfdg Ser C (FGIC Insd) ..........               5.375           12/01/20                2,996,683
                                                                                               --------------
                                                                                                    5,795,627
                                                                                               --------------
         MISSISSIPPI  0.6%
   1,000 Harrison Cnty, MS Wastewtr
            Mgmt & Solid Wastewtr
            Treatment Fac Rfdg Ser A
            (FGIC Insd) (c) .................               8.500           02/01/13                1,218,290
   5,000 Mississippi Dev Bank Spl Oblg
            Muni Energy Agy Pwr Supply
            Proj Ser A (XLCA Insd) ..........               5.000           03/01/41                5,096,600
                                                                                               --------------
                                                                                                    6,314,890
                                                                                               --------------
         MISSOURI  1.5%
   1,170 Mehlville, MO Sch Dist No R-9 Ctf
            Partn Ser A (FSA Insd) ..........               5.500           03/01/16                1,230,536
   1,225 Mehlville, MO Sch Dist No R-9 Ctf
            Partn Ser A (FSA Insd) ..........               5.500           03/01/17                1,283,690
   2,750 Springfield, MO Pub Bldg Corp
            Leasehold Rev Springfield
            Branson Arpt Ser B (AMBAC
            Insd) (AMT) (b) .................               4.550           07/01/29                3,268,430
   3,350 Springfield, MO Pub Bldg Corp
            Leasehold Rev Springfield
            Branson Arpt Ser B (AMBAC
            Insd) (AMT) (b) .................               4.600           07/01/36                3,981,542
   7,075 Springfield, MO Pub Util Rev
            (FGIC Insd) .....................               4.500           08/01/36                6,773,746
                                                                                               --------------
                                                                                                   16,537,944
                                                                                               --------------
         MONTANA  1.4%
   2,900 Forsyth, MT Pollutn Ctl Rev
            Northwestn Corp Colstrip Rfdg
            (AMBAC Insd) ....................               4.650           08/01/23                2,928,826
   3,000 Montana Fac Fin Auth Hlthcare
            Fac Rev St Luke Cmnty
            Hlthcare Proj Ser C .............               4.750           01/01/32                2,989,230


   3,750 Montana Fac Fin Auth Rev
            Benefis Hlth Sys (AGL Insd) .....               5.000           01/01/37                3,816,713
   5,000 Montana St Brd Hsg Single
            Family Mtg Ser A-2 (AMT) ........               4.800           12/01/37                4,805,800
                                                                                               --------------
                                                                                                   14,540,569
                                                                                               --------------
         NEBRASKA  0.5%
   3,620 Saunders Cnty, NE (FSA Insd) (a) ...               5.000           11/01/35                3,698,554
   2,000 Washington Cnty, NE
            Wastewtr & Solid Waste Disp
            Fac Rev Cargill Inc Proj (AMT) ..               4.850           04/01/35                1,917,440
                                                                                               --------------
                                                                                                    5,615,994
                                                                                               --------------
         NEVADA  2.1%
  10,040 Clark Cnty, NV Arpt Rev Sub Lein
            Ser A-1 (FGIC Insd) (AMT) (b) ...               5.500           07/01/22               10,631,356
   1,000 Director St NV Dept Business
            Tahoe Regl Planning Agy Proj
            Ser A (AMBAC Insd) ..............               4.500           06/01/37                  950,300
  10,000 Director St NV Dept Business &
            Ind Las Vegas Monorail Proj
            First Tier (AMBAC Insd) .........               5.625           01/01/32               10,525,600
     935 Reno, NV Cap Impt Rev (FGIC
            Insd) ...........................               5.125           06/01/26                  967,183
                                                                                               --------------
                                                                                                   23,074,439
                                                                                               --------------
         NEW JERSEY  8.3%
   2,760 Newark, NJ Hsg Auth Port Auth
            Newark Marine Term (MBIA
            Insd) (Prerefunded @ 1/01/14) ...               5.500           01/01/28                2,992,613
   6,000 Tobacco Settlement Fin Corp NJ
            Ser 1A ..........................               4.750           06/01/34                5,533,440
  12,440 Tobacco Settlement Fin Corp NJ
            Ser 1A (b) ......................               4.750           06/01/34               14,582,666
  55,000 Tobacco Settlement Fin Corp NJ
            Ser 1A (b) ......................               5.000           06/01/41               65,791,000
                                                                                               --------------
                                                                                                   88,899,719
                                                                                               --------------
         NEW YORK  1.6%
   5,470 New York City Hlth & Hosp Hlth
            Sys Ser A (FSA Insd) ............               5.000           02/15/21                5,633,498
   5,000 New York City, NY Indl Dev Agy
            Civic Fac Rev Polytechnic Univ
            Proj (ACA Insd) (b) .............               5.250           11/01/27                6,434,163


   2,360 New York City, NY City Hsg Dev
            Corp Ser B-1 (AMT) ..............               5.125           11/01/32                2,381,641
   3,105 New York St Dorm Auth Rev Insd
            Brooklyn Law Sch Ser B (XLCA
            Insd) (a) .......................               5.375           07/01/21                3,311,296
                                                                                               --------------
                                                                                                   17,760,598
                                                                                               --------------
         NORTH CAROLINA  1.2%
  10,000 North Carolina Muni Pwr Agy Ser
            A (MBIA Insd) ...................               5.250           01/01/18               10,493,800
   2,735 North Carolina Muni Pwr Agy Ser
            A (MBIA Insd) ...................               5.250           01/01/19                2,870,054
                                                                                               --------------
                                                                                                   13,363,854
                                                                                               --------------
         NORTH DAKOTA  1.1%
   5,000 Mercer Cnty, ND Pollutn Ctl Rev
            Antelope Vly Station Rfdg
            (AMBAC Insd) ....................               7.200           06/30/13                5,570,950
   5,000 Oliver Cnty, ND Pollutn Ctl Rev
            Square Butte Elec Coop Rfdg
            Ser A (AMBAC Insd) ..............               5.300           01/01/27                5,164,400
   1,125 Ward Cnty, ND Hlthcare Fac Rev
            Trinity Obligated Group .........               5.125           07/01/25                1,132,256
                                                                                               --------------
                                                                                                   11,867,606
                                                                                               --------------
         OHIO  0.6%
   1,000 Chillicothe, OH City Sch Dist Sch
            Impt (FGIC Insd) (Prerefunded
            @ 12/01/14) .....................               5.250           12/01/26                1,077,890
   5,000 Columbus, OH City Sch Dist Sch
            Fac Constr & Impt (FSA Insd)
            (Prerefunded @ 12/01/14) ........               5.250           12/01/27                5,389,450
                                                                                               --------------
                                                                                                    6,467,340
                                                                                               --------------
         OKLAHOMA  1.1%
   1,480 Jenks, OK Aquarium Auth Rev
            Rfdg (MBIA Insd) ................               5.250           07/01/33                1,566,506
   4,320 McAlester, OK Pub Wks Auth Util
            Cap Apprec Ser A (FSA Insd) .....                 *             02/01/30                1,247,141
   2,020 Oklahoma City, OK Arpt Tr Jr Lien
            27th Ser A (FSA Insd)
            (Prerefunded @ 7/01/10) .........               5.000           07/01/17                2,079,267


   2,400 Oklahoma City, OK Pub Ppty Auth
            Hotel Tax Rev (FGIC Insd) .......               5.250           10/01/29                2,556,696
   2,000 Oklahoma Colleges Brd Regt Stad
            Univ Cent OK Ser B (AMBAC
            Insd) ...........................               5.500           06/01/24                2,155,960
   2,000 Tulsa, OK Cmnty College Rev
            (AMBAC Insd) ....................               5.500           07/01/22                2,141,440
                                                                                               --------------
                                                                                                   11,747,010
                                                                                               --------------
         OREGON  0.3%
   2,835 Oregon St Dept Admin Rfdg Ser
            B (MBIA Insd) ...................               5.250           05/01/17                2,971,165
                                                                                               --------------

         PENNSYLVANIA  4.5%
   5,000 Allegheny Cnty, PA Hosp Dev
            Auth Rev Insd Hlth Sys Ser A
            (MBIA Insd) (Prerefunded @
            11/15/10) .......................               6.500           11/15/30                5,491,000
   4,875 Allegheny Cnty, PA Hosp Dev
            Auth Rev Pittsburgh Mercy Hlth
            Sys Inc (AMBAC Insd) (c) ........               5.625           08/15/26                5,182,564
   3,000 Allegheny Cnty, PA San Auth Swr
            (FGIC Insd) (d) .................               5.000           12/01/37                3,107,940
     450 Harrisburg, PA Auth Res Gtd Sub
            Ser D-2 (FSA Insd) ..............               5.000           12/01/33                  471,483
   3,000 Lycoming Cnty, PA Auth College
            Rev PA College of Technology
            (AMBAC Insd) ....................               5.350           07/01/26                3,109,380
   1,800 Pennsylvania Hsg Fin Agy Single
            Family Mtg Rev Ser 96-A
           (AMT) (b) ........................               4.600           10/01/27                2,151,144
   2,500 Pennsylvania Hsg Fin Agy Single
            Family Mtg Rev Ser 96-A
           (AMT) (b) ........................               4.650           10/01/31                2,987,700
   4,700 Pennsylvania Hsg Fin Agy Single
            Family Mtg Rev Ser 96-A
           (AMT) (b) ........................               4.700           10/01/37                5,616,876
   1,375 Pennsylvania St Higher Ed Fac
            Auth Rev St Sys Higher Ed Ser
            P (AMBAC Insd) ..................               5.000           12/15/16                1,390,015


   2,990 Philadelphia, PA Gas Wks Rev
            1998 Gen Ordinance 4th Ser
            (FSA Insd) (Prerefunded @
            8/01/13) ........................               5.250           08/01/18                3,138,842
   4,555 Philadelphia, PA Gas Wks Rev
            1998 Gen Ordinance 4th Ser
            (FSA Insd) ......................               5.250           08/01/21                4,768,311
   1,485 Philadelphia, PA Gas Wks Rev
            Eighteenth Ser AGC (AGL
            Insd) ...........................               5.250           08/01/20                1,562,487
   3,665 Philadelphia, PA Gas Wks Rev
            Fifth Ser A-1 (AGL Insd) (a) ....               5.250           09/01/17                3,899,083
   5,000 State Pub Sch Bldg Auth PA Sch
            Lease Philadelphia Sch Dist
            Proj (FSA Insd) (Prerefunded @
            6/01/13) ........................               5.250           06/01/26                5,335,450
                                                                                               --------------
                                                                                                   48,212,275
                                                                                               --------------
         SOUTH CAROLINA  2.5%
   3,325 Columbia, SC Pkg Fac Rev Ser A
            (CIFG Insd) .....................               5.000           02/01/37                3,403,902
   5,170 Easley, SC Util Rev Impt & Rfdg
            (FSA Insd) ......................               5.000           12/01/34                5,321,947
   3,000 Kershaw Cnty, SC Pub Sch Fndtn
            Installment Pwr Rev Dist Proj
            (CIFG Insd) .....................               5.000           12/01/30                3,082,710
   3,800 Scago Ed & Fac Corp for
            Cherokee Cnty SC Proj Ser B
            (FSA Insd) ......................               5.000           12/01/30                3,919,890
   6,500 South Carolina Jobs Econ Dev
            Auth Indl Rev Elec & Gas Co
            Proj Ser A (AMBAC Insd) .........               5.200           11/01/27                6,769,100
   4,000 South Carolina Jobs Econ
            Tuomey (CIFG Insd) ..............               5.000           11/01/30                4,116,360
                                                                                               --------------
                                                                                                   26,613,909
                                                                                               --------------
         SOUTH DAKOTA  1.3%
   1,600 Harrisburg, SD Indpt Sch Dist
            No 41-2 (FSA Insd) ..............               4.500           01/15/32                1,547,984
   1,455 Rapid City, SD Sales Tax Rev
            Rfdg (AMBAC Insd) ...............               5.500           06/01/12                1,535,942


   5,205 South Dakota St Lease Rev Tr Ctf
            Ser A (FSA Insd) ................               6.625           09/01/12                5,669,338
   4,000 South Dakota St Lease Rev Tr Ctf
            Ser A (FSA Insd) ................               6.700           09/01/17                4,782,120
                                                                                               --------------
                                                                                                   13,535,384
                                                                                               --------------
         TEXAS  7.2%
     620 Alamo, TX Cmnty College Dist
            Combined Fee Rfdg
            (FSA Insd) ......................               5.000           11/01/22                  636,976
     545 Alamo, TX Cmnty College Dist
            Combined Fee Rfdg
            (FSA Insd) (Prerefunded @
            11/01/11) .......................               5.000           11/01/22                  567,252
   5,000 Brazos Riv Auth TX Rev Houston
            Ind Inc Proj Ser C (AMBAC
            Insd) ...........................               5.125           05/01/19                5,122,950
   1,900 Colorado Riv, TX Muni Wtr Dist
            Sys Rfdg (AMBAC Insd) ...........               5.375           01/01/19                2,007,293
   4,000 Dallas Fort Worth, TX Intl Arpt
            Rev Impt Ser B (FSA Insd) (AMT)
            (b) .............................               5.375           11/01/21                4,210,820
   6,110 Dallas Fort Worth, TX Intl Arpt
            Rev Impt Ser B (FSA Insd) (AMT)
            (b) .............................               5.500           11/01/19                6,503,606
   5,000 Houston, TX Util Sys Rev First
            Lien Rfdg Ser A (FSA Insd) (d) ..               5.000           11/15/36                5,157,050
  22,500 Houston, TX Util Sys Rev First
            Lien Rfdg Ser A (FGIC Insd) .....               5.250           05/15/23               23,796,900
     750 Laredo, TX Cmnty College Dist
            Bldg & Rfdg (AMBAC Insd) ........               5.300           08/01/26                  773,812
   4,000 North TX Hlth Fac Dev Corp
            United Regl Hlthcare Sys
            (FSA Insd) (d) ..................               5.000           09/01/32                4,100,760
   3,000 Nueces Riv Auth TX Wtr Supply
            Rev Fac Corpus Christi Proj
            Rfdg (FSA Insd) .................               5.000           07/15/25                3,099,210
   2,000 Nueces Riv Auth TX Wtr Supply
            Rev Fac Corpus Christi Proj
            Rfdg (FSA Insd) .................               5.000           03/01/27                2,062,060


   2,220 Raven Hills, TX Higher Ed Corp
            Cardinal Vlg Llc Lamar Univ A
            (MBIA Insd) (Prerefunded @
            8/01/13) ........................               5.500           08/01/28                2,397,667
   2,000 San Antonio, TX Hotel Occupancy
            Rev Sub Lien Rfdg Ser A
            (AMBAC Insd) ....................               5.000           08/15/29                2,046,160
   1,750 Tarrant Cnty, TX Hlth Fac Dev
            Corp Hlth Sys Rev Ser B (FGIC
            Insd) (c) .......................               5.000           09/01/15                1,839,723
   1,060 Tarrant Regl Wtr Dist TX Impt &
            Rfdg (FSA Insd) .................               5.250           03/01/18                1,113,678
  10,000 Texas St Tpk Auth Cent TX Tpk
            First Tier Ser A (AMBAC Insd) ...               5.500           08/15/39               10,570,000
   1,100 Tyler, TX Indpt Sch Dist (FSA
            Insd) ...........................               5.000           02/15/27                1,132,615
                                                                                               --------------
                                                                                                   77,138,532
                                                                                               --------------
         UTAH  0.3%
   2,140 Murray City, UT Swr & Wtr Rev
            (AMBAC Insd) ....................               5.250           10/01/23                2,256,330
     560 Provo, UT Elec Rev 1984 Rfdg
            Ser A (AMBAC Insd) (c) ..........              10.375           09/15/15                  701,378
                                                                                               --------------
                                                                                                    2,957,708
                                                                                               --------------
         VIRGINIA  2.5%
   9,940 Virginia St Hsg Dev Auth
            Comwlth Mtg Ser B (AMT) (b) .....               4.850           01/01/36               12,163,031
   3,160 Virginia St Hsg Auth Dev Auth
            Rental Hsg Ser D (AMT)
            (b) .............................               4.500           07/01/29                3,766,752
   3,660 Virginia St Hsg Auth Dev Auth
            Rental Hsg Ser D (AMT) (b) ......               4.600           07/01/33                4,384,186
   5,840 Virginia St Hsg Auth Dev Auth
            Rental Hsg Ser D (AMT)
            (b) .............................               4.650           01/01/39                6,936,226
                                                                                               --------------
                                                                                                   27,250,195
                                                                                               --------------
         WASHINGTON  9.3%
   4,115 Chelan Cnty, WA Sch Dist No
            246 (FSA Insd) ..................               5.000           12/01/21                4,257,091


  11,340 Energy Northwest WA Elec Rev
            Columbia Generating Rfdg Ser
            A (FSA Insd) ....................               5.500           07/01/17               12,047,616
   4,500 Energy Northwest WA Elec Rev
            Proj No 3 Rfdg Ser A (FSA
            Insd) ...........................               5.500           07/01/17                4,780,800
  14,500 Energy Northwest WA Elec Rev
            Proj No 3 Rfdg Ser A (FSA
            Insd) ...........................               5.500           07/01/18               15,385,370
   5,000 Energy Northwest WA Elec Rev
            Proj No 3 Rfdg Ser B (FSA
            Insd) ...........................               6.000           07/01/16                5,446,000
   1,365 Energy Northwest WA Wind Proj
            (AMBAC Insd) ....................               5.000           07/01/23                1,401,132
   5,540 Everett, WA Wtr & Swr Rev
            (MBIA Insd) .....................               5.000           12/01/29                5,726,310
   1,215 Fife, WA Wtr & Swr Rev (MBIA
            Insd) (a) .......................               5.000           04/01/24                1,253,892
   1,160 Fife, WA Wtr & Swr Rev (MBIA
            Insd) (a) .......................               5.000           04/01/29                1,192,364
   1,895 Fife, WA Wtr & Swr Rev (MBIA
            Insd) ...........................               5.125           04/01/24                1,899,965
   2,500 Goat Hill Ppty WA Lease Rev
            Govt Office Bldg Proj (MBIA
            Insd) ...........................               5.000           12/01/33                2,556,675
   8,160 Klickitat Cnty, WA Pub Util Dist
            001 Elec Rev Rfdg Ser B (FGIC
            Insd) (a) .......................               5.000           12/01/26                8,479,790
   5,115 Lynnwood, WA Pub Fac Dist Rev
            Convention Ctr (AMBAC Insd) .....               5.000           12/01/34                5,253,565
   4,185 Port Seattle, WA Rev Inter Lien
            Rfdg (XLCA Insd) ................               5.000           02/01/27                4,315,991
   8,220 Port Seattle, WA Rev Inter Lien
            Rfdg (XLCA Insd) ................               5.000           02/01/28                8,477,286
   2,000 Seattle, WA Muni Lt & Pwr Rev
            Impt & Rfdg (FSA Insd) ..........               5.500           03/01/18                2,092,700
     145 Snohomish Cnty, WA Pub Util 1
            (FSA Insd) ......................               5.000           12/01/24                  148,624


   2,565 Snohomish Cnty, WA Pub Util 1
            (FSA Insd) ......................               5.500           12/01/23                2,725,107
   3,000 Spokane, WA Pub Fac Dist Hotel
            (MBIA Insd) .....................               5.250           09/01/33                3,133,530
   2,000 Spokane, WA Pub Fac Dist Hotel
            (MBIA Insd) .....................               5.750           12/01/25                2,167,000
   2,420 Spokane, WA Pub Fac Dist Hotel
            (MBIA Insd) .....................               5.750           12/01/26                2,616,407
   1,465 Tacoma, WA Solid Waste Util
            Rev Rfdg (AMBAC Insd)
            (Prerefunded @ 12/01/11) ........               5.375           12/01/18                1,548,593
   2,000 Washington St Hsg Fin Commn
            Single Family Prog Ser 2A
            (GNMA Collateralized) (AMT) .....               4.700           12/01/38                1,883,940
   1,600 Washington St Rfdg Ser R 99A
            (FGIC Insd) .....................               5.000           01/01/17                1,625,728
                                                                                               --------------
                                                                                                  100,415,476
                                                                                               --------------
         WEST VIRGINIA  0.2%
   1,530 West Virginia Econ Dev Auth
            Lease Rev Correctional Juvenile
            & Pub Ser A (MBIA Insd) .........               5.500           06/01/19                1,635,876
                                                                                               --------------

         WISCONSIN  0.8%
   1,350 Plover, WI Wtr Sys Rev (AMBAC
            Insd) (a) .......................               5.400           12/01/16                1,396,710
   1,500 Plover, WI Wtr Sys Rev (AMBAC
            Insd) (a) .......................               5.500           12/01/18                1,553,325
   1,405 Racine, WI Wtrwks Rev Sys Mtg
            (MBIA Insd) (Prerefunded @
            9/01/11) (a) ....................               5.250           09/01/16                1,474,435
   4,000 Wisconsin Pub Pwr Inc Sys Pwr
            Supply Sys Rev Ser A (AMBAC
            Insd) ...........................               5.000           07/01/37                4,107,480
                                                                                               --------------
                                                                                                    8,531,950
                                                                                               --------------
         PUERTO RICO  0.3%
   3,000 Puerto Rico Indl Tourist Ed Med &
            Environmental Ctl Fac Hosp Aux
            (MBIA Insd) .....................               6.250           07/01/16                3,006,000
                                                                                               --------------


TOTAL LONG TERM INVESTMENTS  130.0%
    (Cost $1,050,498,849) ..........................................................            1,400,917,068

SHORT TERM INVESTMENTS  2.9%
    (Cost $30,935,000) .............................................................               30,935,000
                                                                                               --------------

TOTAL INVESTMENTS  132.9%
    (Cost $1,081,433,849) ..........................................................            1,431,852,068

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD  (30.6%)
    (Cost ($329,275,000))

    (329,275) Notes with interest rates ranging from 3.71% to 3.83% at
                  June 30, 2007 and collateral with contractual
                  maturities ranging from 2019 to 2047 (f) .........................             (329,275,000)
                                                                                               --------------

TOTAL NET INVESTMENTS  102.3%
    (Cost $752,158,849) ............................................................            1,102,577,068

LIABILITIES IN EXCESS OF OTHER ASSETS  (2.3%) ......................................              (24,702,602)
                                                                                               --------------

NET ASSETS 100.0% ..................................................................           $1,077,874,466
                                                                                               ==============

Percentages are calculated as a percentage of net assets.
*    Zero coupon bond
(a)  The Fund owns 100% of the outstanding bond issuance.
(b)  Underlying security related to Inverse Floaters entered into by the Fund.
(c)  Escrowed to Maturity
(d)  Security purchased on a when-issued or delayed delivery basis.
(e) All or a portion of this security has been physically segregated in connection with open futures contracts.
(f) Floating rate notes. The interest rates shown reflect the rates in effect at June 30, 2007.


ACA - American Capital Access
AGL - Assured Guaranty Ltd.
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
Connie Lee - Connie Lee Insurance Co.
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Investors Assurance Corp.
Radian - Radian Asset Assurance
XLCA - XL Capital Assurance Inc.


FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2007:
                                                                                                  UNREALIZED
                                                                                                 APPRECIATION/
                                                                             CONTRACTS           DEPRECIATION
-------------------------------------------------------------------------------------------------------------
SHORT CONTRACTS:
U.S. Treasury Bond Futures, September 2007 (Current
   Notional Value of $107,750 per contract) ...........................        1,503               $  612,547
U.S. Treasury Notes 10-Year Futures, September 2007
   (Current Notional Value of $105,703 per contract) ..................        1,567                  886,301
                                                                               -----               ----------
                                                                               3,070               $1,498,848
                                                                               -----               ----------


VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS JUNE 30, 2007 (UNAUDITED)

PAR
AMOUNT
(000)   DESCRIPTION                                             COUPON     MATURITY         VALUE
----------------------------------------------------------------------------------------------------
        MUNICIPAL BONDS  97.2%
        ALABAMA  3.7%
$ 1,260 Dothan Houston Cnty, AL Arpt
           Auth (MBIA Insd) (AMT) (a) ...............           5.400%     12/01/15     $  1,326,024
  1,000 Jefferson Cnty, AL Pub Bldg Auth
           Lease Rev Wts (AMBAC Insd) ...............           5.125      04/01/21        1,054,150
  1,500 Montgomery Cnty, AL Pub Bldg
           Auth Rev Wts Fac Proj (MBIA
           Insd) (a) ................................           5.000      03/01/23        1,555,995
                                                                                        ------------
                                                                                           3,936,169
                                                                                        ------------
        ARIZONA  2.3%
  1,000 Arizona St Univ Rev Sys Rfdg
           (AMBAC Insd) .............................           5.000      07/01/20        1,048,370
  1,000 Maricopa Cnty, AZ Uni Sch Dist
           No 48 Scottsdale Sch Impt Proj
           Ser B (FSA Insd) (Prerefunded
           @ 07/01/16) ..............................           4.750      07/01/23        1,047,380
    390 Pima Cnty, AZ Indl Dev Auth Indl
           Rev Lease Oblig Irvington Proj
           Tucson Rfdg Ser A (FSA Insd) .............           7.250      07/15/10          400,452
                                                                                        ------------
                                                                                           2,496,202
                                                                                        ------------
        ARKANSAS  0.9%
    950 University of AR Rev UALR Cap
           Impt Ser B (FSA Insd) ....................           4.500      12/01/19          960,488
                                                                                        ------------

        CALIFORNIA  5.1%
  1,090 California Ed Fac Auth Rev
           Occidental College Ser A (MBIA
           Insd) (a) ................................           5.000      10/01/20        1,147,672
  1,000 California St (AMBAC Insd) (a) ..............           6.400      09/01/08        1,031,150
  1,500 California St Dept Wtr Res Pwr
           Ser A (AMBAC Insd)
           (Prerefunded @ 05/01/12) .................           5.375      05/01/18        1,610,790
    565 Perris, CA Pub Fin Auth Rev Tax
           Alloc (a) ................................           4.750      10/01/13          563,751
  1,100 Santa Clara, CA Elec Rev Sub
           Ser A (MBIA Insd) ........................           5.250      07/01/20        1,162,843
                                                                                        ------------
                                                                                           5,516,206
                                                                                        ------------

        COLORADO  4.1%
    500 Colorado Hlth Fac Auth Rev
           Christian Living Cmnty Proj Ser
           A ........................................           5.250      01/01/15          510,565
    115 Colorado Hlth Fac Auth Rev Sr
           Living Fac Eaton Ter Ser A (a) ...........           6.800      07/01/09          117,316
  1,560 Colorado Springs, CO Util Rev
           Sys Sub Lien Impt Ser A ..................           5.000      11/15/19        1,621,604
  1,000 Denver, CO City & Cnty Arpt Rev
           Rfdg Ser D (FSA Insd) (AMT) ..............           5.500      11/15/12        1,054,430
  1,000 Denver, CO Convention Ctr Hotel
           Auth Rev Rfdg (XLCA Insd) ................           5.250      12/01/14        1,070,740
                                                                                        ------------
                                                                                           4,374,655
                                                                                        ------------
        CONNECTICUT  0.1%
    115 New Haven, CT Indl Fac Rev Adj
           Govt Ctr Thermal Energies
           (AMT) ....................................           7.250      07/01/09          116,124
                                                                                        ------------

        DELAWARE  1.3%
    500 New Castle Cnty, DE Rev Newark
           Charter Sch Inc Proj .....................           5.000      09/01/22          509,735
  1,000 Wilmington, DE Ser A (FSA Insd) .............           4.000      06/01/23          937,610
                                                                                        ------------
                                                                                           1,447,345
                                                                                        ------------
        FLORIDA  5.3%
  1,000 Brevard Cnty, FL Sch Brd Ctf
           Rfdg Ser B (FGIC Insd) ...................           5.000      07/01/20        1,035,090
  2,000 Broward Cnty, FL Arpt Sys Rev
           Rfdg Ser E (MBIA Insd) (AMT) .............           5.375      10/01/13        2,049,640
    500 Halifax, FL Hosp Med Ctr Rev
           Impt & Rfdg Ser A ........................           5.250      06/01/19          515,970
  1,500 Orange Cnty, FL Sch Brd Ctf Ser
           A (AMBAC Insd) ...........................           5.250      08/01/14        1,587,315
    500 Saint Johns Cnty, FL Indl Dev
           Auth Hlthcare Glenmoor Proj
           Ser A ....................................           5.000      01/01/16          498,970
                                                                                        ------------
                                                                                           5,686,985
                                                                                        ------------
        GEORGIA  0.1%
    155 Forsyth Cnty, GA Hosp Auth Rev
           Antic Ctf GA Baptist Hlthcare
           Sys Proj (d) .............................           6.000      10/01/08          157,127
                                                                                        ------------

        ILLINOIS  5.4%
    545 Clay Cnty, IL Hosp Rev
           (Prerefunded @ 12/01/08) (a) .............           5.500      12/01/10          565,339
    500 Hodgkins, IL Tax Increment Rev
           Sr Lien Rfdg .............................           5.000      01/01/14          515,670
     57 Huntley, IL Spl Svc Area No 7 Spl
           Tax (d) ..................................           6.000      03/01/09           58,344
  1,295 Huntley, IL Spl Svc Area No 7 Spl
           Tax Rfdg (AGL Insd) (a) ..................           4.600      03/01/17        1,300,853
    500 Illinois Fin Auth Rev Landing at
           Plymouth Pl Proj Ser A ...................           5.250      05/15/14          503,210
  1,000 Illinois Fin Auth Student Hsg Rev
           MJH Ed Assistance IV Sr Ser
           A ........................................           5.500      06/01/19        1,051,290
    500 Lincolnshire, IL Spl Svc Area
           Sedgebrook Proj ..........................           5.000      03/01/11          508,430
    258 Pingree Grove Village, IL Spl Svc
           Area No 1 Spl Tax Cambridge
           Lakes Proj Ser 05 ........................           5.250      03/01/15          263,617
  1,000 Round Lake Beach, IL Tax ....................           4.650      12/15/13        1,002,860
                                                                                        ------------
                                                                                           5,769,613
                                                                                        ------------

        INDIANA  4.0%
  1,000 Allen Cnty, IN Juvenile Just Ctr
           First Mtg (AMBAC Insd) ...................           5.500      01/01/18        1,059,840
  1,000 Carmel Cnty, IN Redev Auth Opt
           Income Tax Lease Rent Rev
           (MBIA Insd) ..............................           5.000      07/01/22        1,043,080
  1,000 Crown Point, IN Multi-Sch
           Bldg Corp First Mtg Rfdg (FSA
           Insd) ....................................           4.250      07/15/23          955,650
    830 Hobart, IN Bldg Corp First Mtg
           (FGIC Insd) (a) ..........................           5.500      07/15/13          893,196
    400 Saint Joseph Cnty, IN Econ Dev
           Rev Holy Cross Vlg Notre Dame
           Proj Ser A ...............................           5.750      05/15/13          411,480
                                                                                        ------------
                                                                                           4,363,246
                                                                                        ------------
        IOWA  0.5%
    500 Coralville, IA Ctf Partn Ser D ..............           5.250      06/01/22          517,990
                                                                                        ------------

        KANSAS  2.0%
    500 Burlington, KS Environmental Impt
           Rev (Mandatory Put 10/01/07) .............           4.750      09/01/15          500,890
    500 Kansas St Dev Fin Auth Hlth Fac
           Rev Hays Med Ctr Inc Ser L ...............           5.250      11/15/16          523,775
  1,000 Shawnee Cnty, KS Sch Dist 501
           Topeka (Prerefunded @
           02/01/12) ................................           5.000      02/01/20        1,032,830
    120 Wyandotte Cnty, KS City KS Univ
           Brd of Public Util Office Bldg
           Complex Proj (MBIA Insd) .................           5.000      05/01/11          124,290
                                                                                        ------------
                                                                                           2,181,785
                                                                                        ------------
        KENTUCKY  1.0%
  1,000 Louisville & Jefferson Cnty, KY
           Ser C (FSA Insd) (AMT) ...................           5.500      07/01/17        1,063,460
                                                                                        ------------

        MARYLAND  3.5%
  1,000 Baltimore, MD Convention Ctr
           Hotel Rev Ser A (XLCA Insd) ..............           5.250      09/01/22        1,070,140
  1,000 Maryland St Econ Dev Corp
           Student Hsg Rev Univ MD
           College Pk Proj Rfdg (CIFG
           Insd) ....................................           5.000      06/01/13        1,051,430
    625 Maryland St Econ Dev Corp Univ
           MD College Pk Proj (d) ...................           5.750      06/01/13          683,694
    500 Maryland St Hlth & Higher King
           Farm Presbyterian Cmnty Ser
           B ........................................           5.000      01/01/17          500,715
    500 Prince Georges Cnty, MD Spl
           Oblig Natl Harbor Proj ...................           4.700      07/01/15          497,990
                                                                                        ------------
                                                                                           3,803,969
                                                                                        ------------
        MASSACHUSETTS  0.0%
     25 Massachusetts St Indl Fin Agy
           Rev Gtr Lynn Mental Hlth
           (Acquired 06/24/98,
            Cost $25,000) (d)(e) ....................           6.200      06/01/08           25,471
                                                                                        ------------

        MICHIGAN  2.2%
  1,000 Brighton, MI Area Sch Dist
           Rfdg (a) .................................           5.250      05/01/18        1,053,020
  1,000 Brighton, MI Area Sch Dist Rfdg .............           5.250      05/01/20        1,053,020
    250 Michigan St Strategic Fd Ltd Oblig
           United Waste Sys Proj (AMT) ..............           5.200      04/01/10          254,112
                                                                                        ------------
                                                                                           2,360,152
                                                                                        ------------
        MINNESOTA  0.4%
    430 Inver Grove Heights, MN
           Presbyterian Homes Care Rfdg .............           5.000      10/01/16          423,864
                                                                                        ------------

        MISSOURI  8.0%
    500 Fenton, MO Tax Increment Rev
           Gravois Bluffs Redev Proj Rfdg ...........           5.000      04/01/13          516,230
    610 Ferguson, MO Tax Increment Rev
           Crossing at Halls Ferry Rfdg (a) .........           5.500      04/01/14          618,699
  1,350 Kansas City, MO Indl Dev Auth
           Plaza Lib Proj ...........................           6.000      03/01/16        1,389,811
  1,000 Macon, MO Ctf Partn (MBIA Insd) .............           5.250      08/01/17        1,027,200
  2,125 O' Fallon, MO Ctf Partn (MBIA
           Insd) (a) ................................           5.375      02/01/18        2,232,228
    500 Raytown, MO Annual Raytown
           Live Redev Plan Proj 1 ...................           5.000      12/01/16          516,760
  2,000 Saint Charles, MO Ctf Partn Ser B ...........           5.500      05/01/18        2,103,660
    250 Saint Louis Cnty, MO Indl Dev Auth Sr
           Living Fac Rev Friendship Vlg
           West Cnty Ser A (b) ......................           5.250      09/01/17          255,505
                                                                                        ------------
                                                                                           8,660,093
                                                                                        ------------
        MONTANA  0.1%
    110 Crow Fin Auth, MT Tribal Purp
           Rev (Acquired 12/11/97,
           Cost $110,000) (e) .......................           5.400      10/01/07          110,396
                                                                                        ------------

        NEBRASKA  1.5%
  1,500 University of NE Fac Corp Defd
           Maint (AMBAC Insd) .......................           5.000      07/15/17        1,596,930
                                                                                        ------------

        NEW JERSEY  5.7%
  1,400 Essex Cnty, NJ Impt Auth Lease
           Gtd Cnty Correctional Fac Proj
           (FGIC Insd) (Prerefunded @
           10/01/10) ................................           5.750      10/01/30        1,478,148
  1,500 New Jersey Econ Dev Auth Rev
           Cig Tax ..................................           5.500      06/15/16        1,601,040
  1,000 New Jersey Hlthcare Fac Fin Auth
           Rev St. Clare's Hosp Inc Rfdg
           Ser A (Radian Insd) ......................           5.250      07/01/20        1,046,170
    455 Rahway, NJ Ctf Partn (MBIA
           Insd) ....................................           5.500      02/15/16          477,327
    565 Rahway, NJ Ctf Partn (MBIA
           Insd) ....................................           5.600      02/15/17          594,990
    930 Tobacco Settlement Fin Corp NJ
           Ser 1A ...................................           4.500      06/01/23          904,704
                                                                                        ------------
                                                                                           6,102,379
                                                                                        ------------

        NEW MEXICO  2.3%
  1,000 Jicarilla, NM Apache Nation Rev
           Ser A (Acquired 10/23/03,
           Cost $1,020,380) (e) .....................           5.500      09/01/23        1,062,230
  1,310 New Mexico Fin Auth Rev Sr Lien
           Pub Proj Revolving Fd Ser B
           (MBIA Insd) ..............................           5.000      06/01/17        1,389,975
                                                                                        ------------
                                                                                           2,452,205
                                                                                        ------------
        NEW YORK  3.6%
    135 Brookhaven, NY Indl Dev Agy Sr
           Residential Hsg Rev Woodcrest
           Estates Fac Ser A (AMT) ..................           5.875      12/01/09          135,990
  1,000 Long Island Pwr Auth NY Elec
           Gen Ser C (Prerefunded @
           09/01/13) ................................           5.500      09/01/17        1,084,960
    500 New York City Indl Dev Agy Rev
           Liberty 7 World Trade Ctr Ser
           A ........................................           6.250      03/01/15          525,780
    780 New York City Indl Dev Agy Spl
           Fac Rev Term One Group Assn
           Proj (AMT) ...............................           5.000      01/01/10          797,300
    300 New York City Ser A .........................           7.000      08/01/07          300,789
      5 Niagara Falls, NY Pub Impt (MBIA
           Insd) ....................................           6.900      03/01/20            5,013
  1,000 Tobacco Settlement Fin Corp NY
           Ser B-1C .................................           5.250      06/01/13        1,010,690
                                                                                        ------------
                                                                                           3,860,522
                                                                                        ------------
        NORTH CAROLINA  2.1%
    630 North Carolina Eastn Muni Pwr
           Agy Pwr Sys Rev Ser D ....................           6.450      01/01/14          667,586
    500 North Carolina Med Care Commn
           Hlthcare Fac First Mtg
           Salemtowne Rfdg (a) ......................           5.000      10/01/15          510,370
  1,000 North Carolina Muni Pwr Agy Ser
           A (MBIA Insd) ............................           5.250      01/01/19        1,049,380
                                                                                        ------------
                                                                                           2,227,336
                                                                                        ------------
        NORTH DAKOTA  0.5%
    500 Grand Forks, ND Sr Hsg Rev
           4000 Vly Square Proj Rfdg ................           5.000      12/01/16          503,225
                                                                                        ------------

        OHIO  4.5%
    500 Adams Cnty Hosp Fac Impt Rev
           Adams Cnty Hosp Proj .....................           6.250      09/01/20          509,870
    500 Athens Cnty, OH Hosp Fac Rev &
           Impt O' Bleness Mem Rfdg Ser
           A ........................................           6.250      11/15/13          520,970
  1,370 Cleveland, OH Non Tax Rev
           Cleveland Stad Proj Rfdg
           (AMBAC Insd) .............................           5.125      12/01/20        1,437,308
    355 Dayton, OH Spl Fac Rev Afco
           Cargo Day LLC Proj (AMT) (a) .............           6.000      04/01/09          356,484
    750 Ohio Muni Elec Generation Agy Jt
           Venture 5 Ctf Ben Int Rfdg
           (AMBAC Insd) .............................           5.000      02/15/21          776,677
  1,160 Sugarcreek, OH Loc Sch Dist Sch
           Impt & Rfdg (MBIA Insd)
           (Prerefunded @ 12/01/13) (a) .............           5.250      12/01/18        1,241,038
                                                                                        ------------
                                                                                           4,842,347
                                                                                        ------------

        OREGON  3.5%
  2,575 Emerald Peoples Util Dist OR
           Rfdg Ser A (FSA Insd) (a) ................           5.250      11/01/16        2,741,654
  1,000 Port Morrow, OR Pollutn Ctl
           Portland Gen Rfdg Ser A
          (Mandatory Put 05/01/09) ..................           5.200      05/01/33        1,016,750
                                                                                        ------------
                                                                                           3,758,404
                                                                                        ------------
        PENNSYLVANIA  9.6%
    500 Allegheny Cnty, PA Indl Dev Auth
           Lease Rev Residential Res Inc
           Proj .....................................           5.000      09/01/21          500,875
    250 Allegheny Cnty, PA Redev Auth
           Rev Pittsburgh Mills Proj ................           5.100      07/01/14          254,402
  1,120 Canon McMillan Sch Dist PA
           Rfdg Ser A (MBIA Insd) ...................           5.000      12/15/15        1,178,632
    500 Monroe Cnty, PA Hosp Auth Rev
           Hosp Pocono Med Ctr ......................           5.000      01/01/17          511,200
    500 Montgomery Cnty, PA Indl Dev
           Auth Rev Mtg Whitemarsh Cont
           Care Proj ................................           6.000      02/01/21          523,195
    950 Philadelphia, PA Gas Wks Rev
           Ser 18 (AGL Insd) ........................           5.250      08/01/18        1,002,174
    900 Philadelphia, PA Gas Wks Rev
           Ser 3 (FSA Insd) .........................           5.000      08/01/10          926,010
  2,000 Philadelphia, PA Redev Auth Rev
           Neighborhood Trans Ser A
           (FGIC Insd) ..............................           5.500      04/15/16        2,127,520
  1,090 Wilson, PA Area Sch Dist (FGIC
           Insd) ....................................           5.125      03/15/17        1,139,432
  2,070 York Cnty, PA Sch Technology
           (FGIC Insd) (Prerefunded @
           02/15/13) ................................           5.375      02/15/16        2,214,962
                                                                                        ------------
                                                                                          10,378,402
                                                                                        ------------
        SOUTH CAROLINA  3.4%
  1,020 Berkeley Cnty, SC Impt & Rfdg
           (FSA Insd) ...............................           5.000      09/01/17        1,070,694
  1,000 Kershaw Cnty, SC Pub Sch Fndtn
           Installment Pwr Rev Kershaw
           Cnty Sch Dist Proj (CIFG Insd) ...........           5.000      12/01/22        1,039,970
  1,065 Lexington, SC Wtr & Swr Rev &
           Impt Comb Rfdg Ser A (MBIA
           Insd) (a) ................................           5.000      04/01/14        1,102,105
    500 South Carolina Jobs Econ Dev
           Auth Hlthcare Fac Rev First
           Mtg Lutheran Homes Rfdg (b) ..............           5.000      05/01/12          500,030
                                                                                        ------------
                                                                                           3,712,799
                                                                                        ------------
        SOUTH DAKOTA  1.5%
  1,515 Minnehaha Cnty, SD Ctf Ltd Tax
           (FSA Insd) ...............................           5.000      12/01/18        1,581,251
                                                                                        ------------

        TENNESSEE  2.3%
    455 Chattanooga, TN Hlth Ed Hsg Fac
           CDFI Phase I LLC Proj Rfdg
           Ser A ....................................           5.000      10/01/15          462,503
    700 Franklin, TN Spl Sch Dist Cap
           Apprec (FSA Insd) ........................             *        06/01/15          501,501
  1,000 Gatlinburg, TN Pub Bldg Auth
           Rfdg (AMBAC Insd) (c) ....................           5.750      12/01/11        1,072,560
    500 Shelby Cnty, TN Hlth Ed & Hsg
           Fac Brd Rev Trezevant Manor
           Proj Ser A ...............................           5.250      09/01/16          498,525
                                                                                        ------------
                                                                                           2,535,089
                                                                                        ------------
        TEXAS  2.8%
    395 Brazos Riv Auth TX Pollutn Ctl
           Rev Adj TXU Elec Co Proj Rfdg
           Ser C (AMT) (Mandatory Put
           11/01/11) ................................           5.750      05/01/36          402,189
    500 Hidalgo Cnty, TX Hlth Svc Mission
           Hosp Inc Proj ............................           5.000      08/15/13          509,610
    350 Hidalgo Cnty, TX Hlth Svc Mission
           Hosp Inc Proj ............................           5.000      08/15/19          350,861
  1,000 Lower Colorado Riv Auth TX
           LCRA Svc Corp Proj Rfdg
           (FGIC Insd) ..............................           5.000      05/15/17        1,031,560
    500 Mesquite, TX Hlth Fac Dev
           Retirement Christian Care ................           5.000      02/15/15          503,915
    195 San Antonio, TX Hsg Fin Corp
           Multi-Family Hsg Rev Beverly
           Oaks Apt Proj Ser A (a) ..................           7.500      02/01/10          199,491
                                                                                        ------------
                                                                                           2,997,626
                                                                                        ------------
        VIRGINIA  1.0%
  1,000 Tobacco Settlement Fin Corp VA
           Asset Bkd ................................           5.250      06/01/19        1,037,570
                                                                                        ------------

        WASHINGTON  1.0%
  1,000 Klickitat Cnty, WA Pub Util Dist
           No 001 Elec Rev Rfdg Ser B
           (FGIC Insd) ..............................           5.250      12/01/22        1,071,730
                                                                                        ------------

        WEST VIRGINIA  1.4%
  1,500 West Virginia St Hosp Fin Auth
           (MBIA Insd) ..............................           6.100      01/01/18        1,557,510
                                                                                        ------------

        WISCONSIN  0.5%
    500 Wisconsin St Hlth & Ed Fac
           Beaver Dam Cmnty Hosp Inc
           Ser A ....................................           5.500      08/15/14          507,050
                                                                                        ------------

TOTAL LONG-TERM INVESTMENTS  97.2%
   (Cost $103,522,902)
                                                                                        104,693,715

SHORT TERM INVESTMENTS  2.4%
   (Cost $2,600,000) ..............................................................        2,600,000
                                                                                        ------------

TOTAL INVESTMENTS  99.6%
   (Cost $106,122,902) ............................................................      107,293,715

OTHER ASSETS IN EXCESS OF LIABILITIES  0.4% .......................................          403,104
                                                                                        ------------

NET ASSETS  100.0% ................................................................     $107,696,819
                                                                                        ============



Percentages are calculated as a percentage of net assets.

*    Zero coupon bond

(a)  The Fund owns 100% of the outstanding bond issuance.
(b)  Security purchased on a when-issued or delayed delivery basis.
(c) All or a portion of this security has been physically segregated in connection with open futures contracts.
(d)  Escrowed to Maturity
(e) This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 1.1% of net assets.


AGL - Assured Guaranty Ltd.
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance Inc.
MBIA - Municipal Bond Investors Assurance Corp.
Radian - Radian Asset Assurance
XLCA - XL Capital Assurance Inc.



FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2007:

                                                                                            UNREALIZED
                                                                                           APPRECIATION/
                                                                             CONTRACTS     DEPRECIATION

SHORT CONTRACTS:
U.S. Treasury Notes 10-Year Futures, September 2007
   (Current Notional Value of $105,703 per contract).......................      17           $ (982)
                                                                              -----           ------


VAN KAMPEN MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                        COUPON    MATURITY         VALUE
--------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 112.4%
          ALABAMA 1.3%
$   2,000 Birmingham Baptist Med Ctr AL
             Baptist Hlth Sys Ser A                           5.000%    11/15/30    $    1,990,340
    1,000 Jefferson Cnty, AL Ltd Oblig Sch
             Wt Ser A                                         5.000     01/01/24         1,028,210
        3 Mobile, AL Indl Dev Brd Solid
             Waste Disp Rev Mobile Energy
             Svc Co Proj Rfdg                                 6.950     01/01/20               296
    2,250 Montgomery Cnty, AL Pub Bldg
             Wt Fac Proj (MBIA Insd)                          5.000     03/01/31         2,320,942
    3,420 University AL Birmingham Hosp
             Rev Ser A (a) (b)                                5.000     09/01/36         3,517,333
                                                                                    --------------
                                                                                         8,857,121
                                                                                    --------------
          ALASKA 0.4%
    3,000 Northern Tob Sec Corp Rev Bkd
             Ser A                                            5.000     06/01/46         2,840,460
                                                                                    --------------

          ARIZONA 2.9%
    1,000 Cottonwood, AZ Wtr Rev Sys Sr
             Lien (XLCA Insd)                                 5.000     07/01/30         1,034,810
    7,000 Glendale, AZ Indl Dev Auth Rfdg                     5.000     12/01/35         6,940,920
    5,000 Phoenix, AZ Civic Impt Corp Sr
             Lien Ser B (FGIC Insd) (AMT)                     5.250     07/01/32         5,134,850
    1,875 Scottsdale, AZ Indl Dev Hosp
             Scottsdale Mem Hosp Rfdg Ser
             A (AMBAC Insd)                                   6.000     09/01/12         1,918,931
    1,750 Scottsdale, AZ Indl Dev Hosp
             Scottsdale Mem Hosp Rfdg Ser
             A (AMBAC Insd)                                   6.125     09/01/17         1,790,758
    2,750 University of AZ Med Ctr Corp                       5.000     07/01/35         2,739,715
                                                                                    --------------
                                                                                        19,559,984
                                                                                    --------------

          CALIFORNIA 20.5%
    4,870 Anaheim, CA Pub Fin Auth Lease
             Rev Cap Apprec Sub Pub Impt
             Proj Ser C (FSA Insd)                              *       09/01/20         2,664,913
    1,875 California Cnty, CA Tob Agy Tob
             Sec Sonoma Cnty Corp Rfdg                        5.250     06/01/45         1,875,525
    2,000 California Cnty, CA Tob Sec Agy
             Tob LA Cnty Sec (c)                            0/5.250     06/01/21         1,720,260
    1,000 California Hlth Fac Fin Auth Rev
             Cedars Sinai Med Ctr Rfdg                        5.000     11/15/27         1,010,860
    1,200 California Hlth Fac Fin Auth Rev
             Kaiser Permanente Ser A                          5.250     04/01/39         1,230,372
    6,680 California Hsg Fin Agy Rev Home
             Mtg Ser I (AMT) (a)                              4.800     08/01/36         6,471,116
   10,000 California Infrastructure & Econ
             Dev Bk Bay Area Toll Brdg
             First Lien A (FSA Insd)
             (Prerefunded @ 7/01/13) (a)                      5.250     07/01/20        10,713,800
      305 California Infrastructure & Econ
             Dev Bk Rev Bay Area Toll Brdgs
             First Lien A (FSA Insd)
             (Prerefunded @ 7/01/13)                          5.250     07/01/20           326,771
    3,000 California Statewide Cmnty Dev
             Auth Rev Hlth Fac Adventist
             Hlth Ser A                                       5.000     03/01/35         3,014,970
    1,600 California Statewide Cmnty Dev
             Auth Rev Kaiser Permanente
             Ser B                                            5.000     03/01/41         1,608,832
    2,200 California Statewide Cmnty Dev
             Auth Rev Kaiser Permanente
             Ser B                                            5.250     03/01/45         2,249,038
    3,000 California Statewide Cmnty Dev
             Auth Rev Kaiser Permanente
             Ser C                                            5.250     08/01/31         3,098,370
    1,250 California Statewide Cmnty Dev
             Auth Rev CA Baptist Univ Ser A                   5.500     11/01/38         1,258,250

          CALIFORNIA (CONTINUED)
    1,350 California Statewide Cmnty Dev
             Auth Rev Daughters of Charity
             Hlth Ser A                                       5.000     07/01/39         1,350,432
    5,000 California St Dept Wtr Res Pwr
             Ser A (XLCA Insd) (Prerefunded
             @ 5/01/12)                                       5.375     05/01/17         5,369,300
   13,150 California St Dept Wtr Res Pwr
             Supply Rev Ser A (MBIA Insd) (a)                 5.250     05/01/20        14,049,394
    5,725 California St (FSA Insd)                            5.000     02/01/29         5,871,159
    3,500 California St Pub Wks Brd Lease
             Rev Dept Corrections Ser C                       5.250     06/01/28         3,634,015
   15,000 California St (XLCA Insd) (a) (d)                   5.250     10/01/20        15,796,275
    3,000 Foothill/Eastern Corridor Agy CA
             Toll Rd Rev Cap Apprec Rfdg
             (MBIA Insd)                                        *       01/15/17         1,865,430
   21,000 Foothill/Eastern Corridor Agy CA
             Toll Rd Rev Cap Apprec Rfdg                        *       01/15/24         8,175,090
   15,000 Foothill/Eastern Corridor Agy CA
             Toll Rd Rev Cap Apprec Rfdg                        *       01/15/30         4,052,100
    2,000 Golden St Tob Sec Ser A-1                           5.000     06/01/33         1,944,700
    8,000 Golden St Tob Sec Ser A-1                           5.750     06/01/47         8,365,760
   11,200 Los Angeles, CA Uni Sch Dist Ser A-1
             Rfdg (MBIA Insd) (a)                             4.500     01/01/28        10,885,728
    6,695 San Francisco, CA City & Cnty
             Second Rfdg Ser Issue 29 B
             (FGIC Insd)                                      5.125     05/01/20         6,957,846
    5,000 Tobacco Sec Auth Southn CA
             Tob Settlement Sr Ser A1                         5.000     06/01/37         4,835,600
    1,600 Turlock, CA Hlth Fac Rev
             Emanuel Med Ctr Inc                              5.375     10/15/34         1,637,152
    5,000 West Contra Costa CA Uni
             Election of 2002 Ser B (FSA
             Insd)                                            5.000     08/01/26         5,158,250
                                                                                    --------------
                                                                                       137,191,308
                                                                                    --------------
          COLORADO 5.3%
    2,840 Adams Cnty, CO Single Family
             Mtg Rev Ser A (d)(e)                             8.875     08/01/10         3,229,620

          COLORADO (CONTINUED)
    5,000 Arapahoe Cnty, CO Wtr & Waste
             Proj Ser A (MBIA Insd)                           5.125     12/01/32         5,187,650
    5,000 Colorado Ed & Cultural Fac Auth
             Rev Impt Charter Sch Peak to
             Peak Rfdg (XLCA Insd)                            5.250     08/15/34         5,230,900
    3,000 Colorado Hlth Fac Auth Rev
             Covenant Retirement Cmntys
             Inc                                              5.000     12/01/35         2,988,600
    1,500 Colorado Hlth Fac Auth Rev
             Evangelical Lutheran Proj                        5.250     06/01/31         1,536,975
    1,000 Colorado Hlth Fac Auth Rev
             Evangelical Lutheran Ser A                       5.250     06/01/34         1,018,830
    5,000 Colorado Springs, CO Util Rev
             Sys Sub Lien Impt Rfdg Ser A                     5.000     11/15/21         5,157,200
    5,000 Colorado Springs, CO Util Rev
             Sys Sub Lien Impt Rfdg Ser A                     5.000     11/15/29         5,095,100
    1,530 Dove Vly Met Dist CO Arapahoe
             Cnty Rfdg (FSA Insd)                             5.000     11/01/25         1,586,380
    1,830 North Range Met Dist No 2 CO
             Ltd Tax                                          5.500     12/15/27         1,837,906
    1,500 Park Creek Met Dist CO Rev Sr
             Ltd Tax Ppty Rfdg                                5.500     12/01/37         1,566,135
    1,000 Salida, CO Hosp Dist Rev                            5.250     10/01/36           993,260
                                                                                    --------------
                                                                                        35,428,556
                                                                                    --------------
          CONNECTICUT 2.4%
    5,570 Bridgeport, CT Rfdg Ser A (FGIC
             Insd) (a)(d)                                     5.375     08/15/15         5,922,692
    5,900 Bridgeport, CT Rfdg Ser A (FGIC
             Insd) (a)                                        5.375     08/15/16         6,273,588
    1,500 Connecticut St Hlth & Ed Fac
             Auth Rev Hosp For Spl Care
             Ser C (Radian Insd)                              5.250     07/01/37         1,556,145

          CONNECTICUT (CONTINUED)
    2,470 Mashantucket Western Pequot
             Tribe CT Spl Rev Ser A (Prerefunded
              $9/01/07) (f)                                   6.400     09/01/11         2,505,568
                                                                                    --------------
                                                                                        16,257,993
                                                                                    --------------
          DELAWARE 0.1%
      630 New Castle Cnty, DE Rev Newark
             Charter Sch Inc Proj                             5.000     09/01/22           642,266
                                                                                    --------------

          DISTRICT OF COLUMBIA 1.3%
    5,150 District Columbia Tax Incrmnt
             Gallery Place Proj (FSA Insd)                    5.250     07/01/27         5,356,464
    3,000 Metropolitan Washington DC Arpt
             Auth Sys Ser A (FGIC Insd)
             (AMT)                                            5.250     10/01/32         3,088,500
                                                                                    --------------
                                                                                         8,444,964
                                                                                    --------------
          FLORIDA 3.3%
    5,000 Broward Cnty, FL Arpt Sys Rev
             Ser J-I (AMBAC Insd) (AMT)                       5.250     10/01/26         5,145,150
    1,100 Capital Tr Agy FL Rev Ft
             Lauderdale Proj (AMT)                            5.750     01/01/32         1,140,590
    9,000 Dade Cnty, FL Gtd Entitlement
             Rev Cap Apprec Rfdg Ser A
             (MBIA Insd)                                        *       02/01/18         4,862,250
      570 Escambia Cnty, FL Hlth Fac Auth
             Rev (AMBAC Insd)                                 5.950     07/01/20           589,694
    1,000 Halifax Hosp Med Ctr FL Hosp
             Rev Impt Rfdg Ser A                              5.250     06/01/26         1,021,020
    1,750 Orange Cnty, FL Hlth Fac Auth
             Rev First Mtg Orlando Lutheran
             Tower                                            5.500     07/01/38         1,724,380
      595 Orange Cnty, FL Tourist Dev Tax
             Rev (AMBAC Insd) (e)                             6.000     10/01/16           597,731
    4,765 Orlando, FL Util Commn Wtr Rfdg                     5.250     10/01/19         5,007,824
    1,675 Sarasota Cnty, FL Hlth Fac Auth
             Retirement Fac Rev Vlg On the
             Isle Proj (b)                                    5.500     01/01/27         1,711,197
                                                                                    --------------
                                                                                        21,799,836
                                                                                    --------------

          GEORGIA 0.3%
    2,000 Atlanta, GA Tax Allocation
             Eastside Proj Ser B                              5.600     01/01/30         2,058,040
        5 Municipal Elec Auth GA
             Combustion Turbine Ser A
             (MBIA Insd) (Prerefunded @
             11/01/12)                                        5.250     11/01/17             5,304
                                                                                    --------------
                                                                                         2,063,344
                                                                                    --------------
          ILLINOIS 7.8%
    1,500 Bolingbrook, IL Sales Tax
             Rev (c)                                        0/6.250     01/01/24         1,485,615
      500 Chicago, IL Increment Alloc Rev
             Diversey/Narragansett Proj (Acquired
             08/01/06, Cost $533,660) (g)                     7.460     02/15/26           529,560
    3,000 Chicago, IL Lakefront Millennium
             Pkg Fac (MBIA Insd)                              5.650     01/01/19         3,254,370
    1,000 Chicago, IL Met Wtr Reclamation
             Capital Impt Bonds (e)                           7.000     01/01/11         1,067,850
    8,050 Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien C-2 Rfdg
             (XLCA Insd) (AMT)                                5.250     01/01/34         8,323,056
    2,010 Chicago, IL Proj Rfdg
             Ser C (FGIC Insd) (Prerefunded
             @ 7/01/10) (d)                                   5.750     01/01/16         2,130,922
    1,200 Chicago, IL Proj Rfdg Ser C
             (FGIC Insd) (d)                                  5.750     01/01/16         1,271,496
       20 Chicago, IL Single Family Mtg Rev
             Ser A (GNMA Collateralized)
             (AMT)                                            7.000     09/01/27            20,478
      885 Chicago, IL Tax Increment Alloc
             Santn Drain & Ship Canal Ser
             A                                                7.750     01/01/14           904,957
    5,000 Cook Cnty, IL Ser A (FGIC Insd)
             (Prerefunded @ 5/15/11)                          5.500     11/15/31         5,276,800
    1,000 Gilberts, IL Spl Svc Area No 19
             Spl Tax Ser 1                                    5.375     03/01/16           980,660
    1,185 Huntley, IL Increment Alloc Rev
             Huntley Redev Proj Ser A                         8.500     12/01/15         1,203,261

          ILLINOIS (CONTINUED)
    1,000 Illinois Fin Auth Rev Kewanee
             Hosp Proj                                        5.100     08/15/31           991,030
    1,500 Illinois Fin Auth Rev Christian
             Homes Inc Ser A Rfdg                             5.750     05/15/31         1,517,925
    4,700 Illinois Hsg Dev Auth Rev
             Homeowner Mtg Sub Ser C-2
             (AMT)                                            5.150     08/01/37         4,727,307
    5,000 Illinois St Ser 1 (FSA Insd)                        5.250     12/01/21         5,258,250
    9,250 Metropolitan Pier & Expo Auth IL
             Dedicated St Tax Rev Cap
             Apprec McCormick Rfdg (MBIA
             Insd) (c)                                      0/5.400     06/15/19         7,693,132
    2,141 Pingree Grove Vlg, IL Spl Svc
             Area No 1 Spl Tax Cambridge
             Lakes Proj Ser 05                                5.250     03/01/15         2,187,610
    1,500 Plano, IL Spl Svc Area No 6 Spl
             Tax Lakewood Springs Club Proj                   5.800     03/01/37         1,513,290
      550 Volo Vlg, IL Spl Svc Area No 3
             Symphony Meadows Proj Ser 1                      6.000     03/01/36           567,666
      997 Yorkville, IL Utd City Spl Svc Area
             Spl Tax No 2004-107 Raintree
             Vlg IL Proj                                      6.250     03/01/35         1,054,337
                                                                                    --------------
                                                                                        51,959,572
                                                                                    --------------
          INDIANA 2.3%
    2,350 Indiana Hlth & Ed Fac Fin Auth Hosp
             Rev Cmnty Fndtn Northwest IN                     5.500     03/01/37         2,384,122
    5,000 Indiana Hlth Fac Fin Auth Hosp
             Rev Cmnty Proj Ser A (AMBAC
             Insd)                                            5.000     05/01/35         5,128,400
    1,860 Indiana Hlth Fac Fin Auth Rev
             Hoosier Care Proj Ser A                          7.125     06/01/34         1,910,983
      550 Indianapolis, IN Loc Pub Impt Ser D                 6.750     02/01/14           611,446
      140 Saint Joseph Cnty, IN Redev Dist
             Tax Increment Rev Ser B (d)                        *       06/30/11           103,237
      140 Saint Joseph Cnty, IN Redev Dist
             Tax Increment Rev Ser B (d)                        *       06/30/12            95,631

          INDIANA (CONTINUED)
      135 Saint Joseph Cnty, IN Redev Dist
             Tax Increment Rev Ser B (d)                        *       06/30/13            85,424
      130 Saint Joseph Cnty, IN Redev Dist
             Tax Increment Rev Ser B (d)                        *       06/30/14            76,201
      130 Saint Joseph Cnty, IN Redev Dist
             Tax Increment Rev Ser B (d)                        *       06/30/15            70,590
      135 Saint Joseph Cnty, IN Redev Dist
             Tax Increment Rev Ser B (d)                        *       06/30/16            67,908
      225 Saint Joseph Cnty, IN Redev Dist
             Tax Increment Rev Ser B (d)                        *       06/30/17           104,843
    1,500 Vigo Cnty, IN Hosp Auth Rev
             Union Hosp Inc (Acquired 06/27/07,
             Cost $1,483,680) (b) (g)                         5.500     09/01/27         1,502,190
    3,295 Vigo Cnty, IN Elem Sch Bldg First
             Mtg Impt & Rfdg (FSA Insd)
             (Prerefunded @ 1/10/13)                          5.250     01/10/22         3,496,654
                                                                                    --------------
                                                                                        15,637,629
                                                                                    --------------
          IOWA 1.1%
    1,125 Coralville, IA Ctf Partn Ser D                      5.250     06/01/26         1,163,003
    2,400 Iowa Fin Auth Hosp Fac Rev
             Trinity Regl Hosp Proj (FSA
             Insd)                                            5.750     07/01/17         2,451,528
    1,000 Tobacco Settlement Auth IA Tob
             Settlement Rev Ser C                             5.375     06/01/38         1,009,580
    2,500 Tobacco Settlement Auth IA Tob
             Settlement Rev Ser C                             5.625     06/01/46         2,583,725
                                                                                    --------------
                                                                                         7,207,836
                                                                                    --------------
          KANSAS 2.7%
    1,100 Labette Cnty, KS Hosp Rev
             & Impt Ser A Rfdg (b)                            5.750     09/01/37         1,137,224
    6,620 Lawrence, KS Hosp Rev
             Lawrence Mem Hosp                                5.125     07/01/36         6,681,765
    3,000 Lenexa, KS Hlthcare Fac Rev
             & Impt                                           5.500     05/15/39         3,058,200
    6,600 Sedgwick Cnty, KS Uni Sch Dist
             No 259 Wichita (MBIA Insd) (d)                   5.625     09/01/13         6,911,124
                                                                                    --------------
                                                                                        17,788,313
                                                                                    --------------

          KENTUCKY 0.5%
    3,500 Kentucky Hsg Corp Hsg Rev
             Ser C (AMT)                                      4.800     07/01/37         3,365,005
                                                                                    --------------

          MARYLAND 1.0%
    5,000 Maryland St Cmnty Dev Admin
             Residential Ser A
             (AMT)                                            4.650     09/01/32         4,748,600
      600 Maryland St Hlth & Higher
             Edenwald Ser A                                   5.400     01/01/37           612,996
    1,250 Prince Georges Cnty, MD Spl
             Oblig Natl Harbor Proj                           5.200     07/01/34         1,249,100
                                                                                    --------------
                                                                                         6,610,696
                                                                                    --------------
          MASSACHUSETTS 3.1%
    3,500 Massachusetts St Hlth & Ed Fac
             Auth Rev Ser G (MBIA Insd)                       5.000     07/01/13         3,502,870
    2,000 Massachusetts St Hlth & Ed Fac
             Auth Rev Univ MA Mem Issue
             Ser D                                            5.000     07/01/33         1,978,460
    1,500 Massachusetts St Hsg Fin Agy Hsg
             Rev Single Family Ser
             130 (AMT)                                        5.000     12/01/37         1,487,190
    2,695 Massachusetts St Indl Fin Agy
             Rev First Mtg Reeds Landing
             Proj (Prerefunded @
             10/01/08)                                        7.450     10/01/28         2,879,069
   10,000 Massachusetts St Rites PA 1290
             (FSA Insd) (a)                                   5.000     03/01/24        10,637,550
                                                                                    --------------
                                                                                        20,485,139
                                                                                    --------------
          MICHIGAN 2.7%
      775 Detroit, MI Loc Dev Fin Auth Tax
             Increment Sub Ser C (Acquired 09/08/97,
             Cost $775,000) (g)                               6.850     05/01/21           791,360
    5,000 Detroit, MI Sew Disp Rev Sr Lien
             Ser A (FGIC Insd) (Prerefunded
             @ 7/01/11)                                       5.125     07/01/31         5,216,600
    5,000 Michigan St Strategic Fd Detroit
             Edison Co Proj Rfdg Ser C
             (XLCA Insd) (AMT)                                5.450     12/15/32         5,221,950

          MICHIGAN (CONTINUED)
    1,840 Michigan St Strategic Fd Solid
             Genesee Pwr Stad Proj Rfdg
             (AMT)                                            7.500     01/01/21         1,839,816
    5,000 Western Townships, MI Utils
             Ser A Rfdg (MBIA Insd)                           5.250     01/01/16         5,154,800
                                                                                    --------------
                                                                                        18,224,526
                                                                                    --------------
          MINNESOTA 0.5%
    1,000 Dakota Cnty, MN Cmnty Dev Agy
             Multi-Family Hsg Rev Commons
             Marice Proj Rfdg Ser A                           5.000     05/01/42           941,900
      550 Inver Grove Heights, MN
             Presbyterian Homes Care Rfdg                     5.500     10/01/33           551,381
    2,000 Saint Paul, MN Hsg & Redev Auth
             Hosp Rev Hlth East Proj                          6.000     11/15/35         2,157,400
                                                                                    --------------
                                                                                         3,650,681
                                                                                    --------------
          MISSOURI 3.3%
    1,000 Carthage, MO Hosp Rev                               5.750     04/01/22         1,009,480
    1,000 Carthage, MO Hosp Rev                               5.875     04/01/30         1,016,310
    3,000 Kansas City, MO Indl Dev Auth
             Plaza Lib Proj                                   6.000     03/01/16         3,088,470
    2,275 Missouri Jt Muni Elec Util Comnty
             Pwr Proj Rev Plum Point Proj
             (MBIA Insd)                                      5.000     01/01/26         2,360,358
    1,200 Missouri St Hlth & Ed Fac Auth
             Rev Sr Living Fac Lutheran
             Rfdg Ser B                                       5.125     02/01/27         1,215,756
    3,325 Raytown, MO Annual Raytown Live
             Redev Plan Proj 1                                5.125     12/01/31         3,396,221
    3,000 Saint Louis Cnty, MO Indl Dev
             Auth Sr Living Fac Rev
             Friendship Vlg West Cnty
             Ser A (b)                                        5.500     09/01/28         3,062,880
    1,000 Saint Louis Cnty, MO Indl Dev
             Friendship Vlg West Cnty
             Ser A (b)                                        5.375     09/01/21         1,022,280

          MISSOURI (CONTINUED)
      385 Saint Louis, MO Tax Increment
             Rev Scullin Redev Area Ser A                    10.000     08/01/10           416,166
    2,745 Springfield, MO Pub Bldg Corp
             Leasehold Rev (AMBAC Insd)
             (AMT) (a)                                        4.550     07/01/29         2,576,237
    3,355 Springfield, MO Pub Bldg Corp
             Leasehold Rev (AMBAC Insd)
             (AMT) (a)                                        4.600     07/01/36         3,148,735
                                                                                    --------------
                                                                                        22,312,893
                                                                                    --------------
          MONTANA 0.2%
    1,000 Forsyth, MT Pollutn Ctl Rev
             Northwestn Corp Colstrip Rfdg
             (AMBAC Insd)                                     4.650     08/01/23         1,009,940
                                                                                    --------------

          NEBRASKA 0.4%
    2,500 University of NE Fac Corp Defd
             Maint (AMBAC Insd)                               5.000     07/15/17         2,661,550
                                                                                    --------------

          NEVADA 1.1%
    5,300 Clark Cnty, NV Indl Dev Rev
             Southwest Gas Corp Proj
             Ser A (FGIC Insd) (a)                            4.750     09/01/36         5,113,175
    2,500 Reno, NV Hosp Rev Renown
             Regl Med Ctr Proj Ser A (a)                      5.250     06/01/37         2,551,263
                                                                                    --------------
                                                                                         7,664,438
                                                                                    --------------
          NEW HAMPSHIRE 0.4%
      700 New Hampshire Higher Ed & Hlth
             Fac Auth Rev (d)                                 8.800     06/01/09           747,600
      330 New Hampshire Higher Ed & Hlth
             Fac Auth Rev Daniel Webster
             College Issue Rfdg (d)                           6.100     07/01/09           331,670
      585 New Hampshire St Business Fin
             Auth Elec Fac Rev Plymouth
             Cogeneration (AMT) (Acquired
             06/29/93, Cost $572,582) (g)                     7.750     06/01/14           596,875
    1,000 New Hampshire St Business Fin
             Auth Rev Alice Peck Day Hlth
             Sys Ser A (Prerefunded @
             10/01/09)                                        6.875     10/01/19         1,050,630
                                                                                    --------------
                                                                                         2,726,775
                                                                                    --------------

          NEW JERSEY 7.0%
    3,250 Landis, NJ Sewer Auth Rev
             (FGIC Insd) (h)                                  7.270     09/19/19         3,741,693
    4,490 Middlesex Cnty, NJ Util Auth Swr
             Rev Rfdg Ser A (MBIA Insd)                       6.250     08/15/10         4,657,836
    2,000 New Jersey Econ Dev Auth Cig
             Tax                                              5.750     06/15/34         2,120,720
      190 New Jersey St Tpk Auth Tpk Rev
             Ser C (MBIA Insd) (e)                            6.500     01/01/16           215,876
      565 New Jersey St Tpk Auth Tpk Rev
             Ser C (MBIA Insd)                                6.500     01/01/16           639,817
    2,725 New Jersey St Tpk Auth Tpk Rev
             Ser C (MBIA Insd) (e)                            6.500     01/01/16         3,096,118
    5,710 New Jersey St Trans Corp Ctf
             Fed Trans Admin Gnt Ser A
             (AMBAC Insd)                                     5.750     09/15/10         5,927,037
   10,000 New Jersey St Trans Corp Ctf
             Fed Trans Admin Gnt Ser B
             (AMBAC Insd) (Prerefunded @
             9/15/10)                                         6.000     09/15/15        10,613,400
    2,000 Tobacco Settlement Fin Corp NJ
             Ser 1A                                           4.750     06/01/34         1,844,480
    7,000 Tobacco Settlement Fin Corp NJ
             Ser 1A                                           5.000     06/01/41         6,623,330
    8,000 Tobacco Settlement Fin Corp NJ
             (a)                                              5.000     06/01/41         7,569,600
                                                                                    --------------
                                                                                        47,049,907
                                                                                    --------------
          NEW YORK 12.6%
    5,000 Metropolitan Trans Auth NY Rev
             Ser B (FGIC Insd)                                5.250     11/15/18         5,306,650

          NEW YORK (CONTINUED)
    1,000 Nassau Cnty, NY Tob Settlement
             Corp Ser A-3                                     5.000     06/01/35         1,006,330
    1,000 Nassau Cnty, NY Tob Settlement
             Corp Ser A-3                                     5.125     06/01/46         1,012,820
    5,000 New York City Hsg Dev
             Multi Family Rev Ser K (AMT)                     5.000     11/01/37         4,988,050
    2,500 New York City Indl Dev Agy
             Polytechnic Univ Proj (ACA Insd)                 5.250     11/01/37         2,584,500
    3,000 New York City Indl Dev Agy Rev
             Liberty 7 World Trade Ctr Ser
             A                                                6.250     03/01/15         3,154,680
    2,300 New York City Indl Dev Agy Spl Fac
             Rev Amern Air JFK Intl Arpt
             (AMT)                                            7.625     08/01/25         2,712,712
    1,000 New York City Indl Dev Agy Spl Fac
             Rev Amern Air JFK Intl Arpt
             (AMT)                                            7.750     08/01/31         1,188,400
    2,975 New York City Ser A                                 7.000     08/01/07         2,982,824
    2,845 New York City Ser B (MBIA
             Insd)                                            5.875     08/01/15         3,029,925
   14,515 New York City Ser B (MBIA
             Insd) (Prerefunded @ 8/01/10)                    5.875     08/01/15        15,493,892
   10,000 New York City Ser C (MBIA
             Insd) (a)                                        5.000     06/15/27        10,375,300
   3,000  New York City Tob Tr IV
             Settlement Pass Thru Ser A                       5.000     06/01/42         3,009,030
   10,000 New York City Transitional Fin Auth
             Future Tax Secd Ser C
             (AMBAC Insd) (a)                                 5.250     08/01/19        10,539,450
      750 New York Liberty Dev Corp Rev
             Natl Sports Museum Proj Ser A
             (Acquired 08/07/06, Cost $750,000)
             (g)(i)                                           6.125     02/15/19           779,768

          NEW YORK (CONTINUED)
       20 New York St Dorm Auth Rev St
             Supported Debt 2007 Mental
             Ser A                                            5.750     02/15/11            20,429
       15 New York St Dorm Auth Rev St
             Supported Debt 2007 Mental
             Ser A                                            5.750     02/15/12            15,322
    2,500 New York St Energy Resh & Dev
             Auth Gas Fac Rev (h)                             8.447     04/01/20         2,679,550
    3,000 New York St Energy Resh & Dev
             Auth Gas Fac Rev Brooklyn
             Union Gas Ser B (AMT) (h)                        9.665     07/01/26         3,166,440
   10,000 Triborough Brdg & Tunl Auth NY
             Gen Rfdg Ser B                                   5.000     11/15/22        10,279,700
                                                                                    --------------
                                                                                        84,325,772
                                                                                    --------------
          NORTH CAROLINA 3.0%
    2,000 Charlotte Mecklenberg Hosp Auth
             NC Hlthcare Fac Rev Ser A                        5.000     01/15/45         2,016,840
    1,100 North Carolina Med Care Commn
             Hlthcare Fac Rev First Mtg
             Salemtowne Proj Rfdg                             5.100     10/01/30         1,080,068
    2,000 North Carolina Med Care Commn
             Retirement Fac Rev First Mtg
             Forest at Duke Rfdg (b)                          5.125     09/01/27         2,021,980
    8,500 North Carolina Muni Pwr Agy Ser
             A (MBIA Insd)                                    5.250     01/01/19         8,919,730
    6,160 North Carolina Med Care Commn
             Hlth Sys Rev Mission Hlth
             Combined Group (a)                               5.000     10/01/36         6,250,952
                                                                                    --------------
                                                                                        20,289,570
                                                                                    --------------
          NORTH DAKOTA 0.3%
    1,000 Grand Forks, ND Sr Hsg Rev
             4000 Vly Square Proj Rfdg                        5.200     12/01/26           998,740
    1,125 Ward Cnty, ND Hlthcare Fac Rev
             Trinity Obligated Group Rfdg                     5.125     07/01/25         1,132,256
                                                                                    --------------
                                                                                         2,130,996
                                                                                    --------------

          OHIO 1.9%
    3,340 Adams Cnty Hosp Fac Impt Rev
             Adams Cnty Hosp Proj                             6.250     09/01/20         3,405,932
    6,000 Hamilton Cnty, OH Hlthcare Rev
             Life Enriching Cmnty Proj
             Rfdg Ser A                                       5.000     01/01/37         5,958,780
    3,000 Ohio St Higher Ed Fac Commn
             Rev Hosp- Univ Hosp Hlth Sys
             Inc Ser A                                        5.250     01/15/46         3,059,730
                                                                                    --------------
                                                                                        12,424,442
                                                                                    --------------
          OKLAHOMA 0.4%
    2,250 Oklahoma City, OK Pub Ppty Auth
             Hotel Tax Rev (FGIC Insd)                        5.250     10/01/29         2,396,902
      250 Oklahoma Hsg Fin Agy Single
             Family Rev Mtg, Class B
             (GNMA Collateralized) (AMT)                      7.997     08/01/18           266,738
                                                                                    --------------
                                                                                         2,663,640
                                                                                    --------------
          OREGON 0.9%
    5,000 Oregon Hlth Sciences Univ Insd
             Ser A (MBIA Insd)                                5.250     07/01/22         5,243,150
    1,000 Port Morrow, OR Pollutn Ctl
             Portland Rfdg                                    5.200     05/01/33         1,016,750
                                                                                    --------------
                                                                                         6,259,900
                                                                                    --------------
          PENNSYLVANIA 1.3%
    2,000 Allegheny Cnty, PA Hosp Dev
             Auth Rev Hlth Sys West Penn
             Ser A                                            5.000     11/15/28         1,908,900
    1,000 Montgomery Cnty, PA Indl Dev
             Auth Rev Mtg Whitemarsh
             Continuing Care Proj                             6.250     02/01/35         1,051,660
    5,250 Philadelphia, PA Auth Indl Dev
             Lease Rev Ser B (FSA Insd)                       5.500     10/01/16         5,603,587
                                                                                    --------------
                                                                                         8,564,147
                                                                                    --------------
          RHODE ISLAND 0.4%
      710 Rhode Island St Econ Dev Corp
             Rev (d)                                          7.250     07/01/10           735,652
    2,000 Rhode Island St Hlth & Ed Bldg
             Higher Ed Johnson & Wales
             Rfdg (XLCA Insd)                                 5.375     04/01/19         2,109,800
                                                                                    --------------
                                                                                         2,845,452
                                                                                    --------------

          SOUTH CAROLINA 0.4%
      700 Piedmont Muni Pwr Agy SC Elec
             Rev Rfdg                                         5.000     01/01/25           700,035
      500 South Carolina Jobs Econ Dev
             Auth Hlthcare Fac Rev First
             Mtg Lutheran Homes Rfdg (b)                      5.000     05/01/12           500,030
      500 South Carolina Jobs Econ Dev
             Auth Hlth Fac Rev First Mtg
             Wesley Commons Rfdg                              5.125     10/01/26           500,505
    1,000 South Carolina Jobs Econ Dev
             Auth Hlthcare Fac Rev First
             Mtg Lutheran Homes Rfdg (b)                      5.625     05/01/42           997,640
                                                                                    --------------
                                                                                         2,698,210
                                                                                    --------------
          SOUTH DAKOTA 0.4%
    2,010 South Dakota Hsg Dev Auth
             Homeownership Mtg Ser E
             (Acquired 11/30/06, Cost ,
             $2,100,000) (g)(h)                               6.594     05/01/36         1,476,184
    1,250 South Dakota St Hlth & Ed Fac
             Auth Rev Sioux Vly Hosp & Hlth
             Sys Ser A                                        5.250     11/01/34         1,287,875
                                                                                    --------------
                                                                                         2,764,059
                                                                                    --------------
          TENNESSEE 1.0%
    1,000 Chattanooga, TN Hlth Ed & Hsg
             Fac Brd Rev CDFI Phase I LLC
             Proj Rfdg Ser A                                  5.000     10/01/25         1,000,930
    4,000 Elizabethton, TN Hlth & Ed Fac
             Rfdg Ser B (MBIA Insd) (d)                       7.750     07/01/29         4,702,600
    1,000 Sullivan Cnty, TN Hlth Ed & Hsg
             Fac Brd Hosp Rev Wellmont
             Hlth Sys Proj Ser C                              5.250     09/01/36         1,017,040
                                                                                    --------------
                                                                                         6,720,570
                                                                                    --------------
          TEXAS 9.4%
    2,000 Alliance Arpt Auth Inc TX Spl Fac
             Rev FedEx Corp Proj Rfdg
             (AMT)                                            4.850     04/01/21         1,978,500
      500 Bexar Cnty, TX Hlth Fac Dev Corp
             Hosp Rev Saint Luke's Lutheran
             Hosp (e)                                         7.000     05/01/21           632,145

          TEXAS (CONTINUED)
    3,170 Brazos Riv Auth TX Pollutn Ctl
             Rev Adj TXU Elec Co Proj Rfdg
             Ser C (AMT)                                      5.750     05/01/36         3,227,694
    8,410 Comal Tex Indpt Sch Dist Sch
             Bldg (PSF Insd)                                  5.000     02/01/31         8,601,412
    5,000 Dallas-Fort Worth, TX Intl Arpt
             Rev Jt Impt & Rfdg Ser A (FGIC
             Insd) (AMT)                                      5.500     11/01/31         5,199,750
    5,000 Harris Cnty-Houston, TX Sports
             Auth Spl Rev Jr Lien Rfdg Ser B
             (MBIA Insd)                                      5.250     11/15/40         5,177,350
    6,065 Harris Cnty, TX Toll Rd Sub Lien
             Rfdg                                             5.000     08/01/33         6,111,518
   10,000 Houston, TX Hotel Occupancy
             Tax Convention & Entmt Ser B
             (AMBAC Insd)                                     5.750     09/01/14        10,669,700
    7,500 Lower CO Riv Auth TX Rev Rfdg
             Ser A (FSA Insd) (Acquired 10/20/99,
             Cost $7,623,805) (g)(h)                          7.755     05/15/14         8,172,900
    6,250 Lower CO Riv Auth TX Rev Rfdg
             Ser A (FSA Insd) (Acquired 10/20/99,
             Cost $6,312,134) (g)(h)                          7.755     05/15/15         6,810,750
    3,250 Lower CO Riv Auth TX Rev Rfdg
             Ser A (FSA Insd) (Acquired 10/20/99,
             Cost $3,254,875) (g)(h)                          7.755     05/15/16         3,542,825
    2,000 Metropolitan Hlth Fac Dev Corp
             TX Wilson N Jones Mem Hosp
             Proj                                             7.200     01/01/21         2,062,140
    1,075 Texas St Dept Hsg & Cmnty
             Affairs Home Mtg Rev Coll Rfdg
             Ser C-2 (GNMA Collateralized)
             (AMT) (h)                                        9.612     07/02/24         1,131,663
                                                                                    --------------
                                                                                        63,318,347
                                                                                    --------------
          UTAH 1.9%
    1,340 Hildale, UT Elec Rev Gas Turbine
             Elec Fac Proj (j)                                7.800     09/01/15           408,700
    1,000 Hildale, UT Elec Rev Gas Turbine
             Elec Fac Proj (j)                                7.800     09/01/25           305,000

          UTAH (CONTINUED)
    1,000 Hildale, UT Elec Rev Gas Turbine
             Elec Fac Proj (j)                                8.000     09/01/20           305,000
   11,000 Salt Lake City, UT Hosp Rev IHC
             Hosp Inc Rfdg                                    6.150     02/15/12        11,773,960
                                                                                    --------------
                                                                                        12,792,660
                                                                                    --------------
          VERMONT 0.3%
    1,000 Vermont Econ Dev Auth Mtg
             Wake Robin Corp Proj Ser A                       5.375     05/01/36         1,013,190
    1,000 Vermont Ed & Hlth Bldg Fin Agy
             Rev Bennington College Proj                      6.625     10/01/29         1,034,260
                                                                                    --------------
                                                                                         2,047,450
                                                                                    --------------
          VIRGINIA 1.6%
    1,300 Lexington, VA Indl Dev Auth Res
             Care Fac Rev Mtg Kendal at
             Lexington Ser A                                  5.500     01/01/37         1,300,000
    4,000 Virginia St Hsg Dev Auth
             Ser B (AMT) (a)                                  4.850     01/01/36         3,894,580
    5,840 Virginia St Hsg Auth Dev Auth
             Rental Hsg Ser D (AMT) (a)                       4.650     01/01/39         5,476,226
                                                                                    --------------
                                                                                        10,670,806
                                                                                    --------------
          WASHINGTON 2.0%
    8,000 King Cnty, WA Sch Dist No 411
             (FGIC Insd) (d)                                  5.250     12/01/20         8,425,440
    5,000 Washington St Hsg Fin Commn
             Single Family Prog Ser 2A
             (GNMA Collateralized) (AMT)                      4.700     12/01/38         4,709,850
                                                                                    --------------
                                                                                        13,135,290
                                                                                    --------------
          WISCONSIN 2.7%
    4,000 Wisconsin Hsg & Econ Dev Auth
             Home Ownership Rev Ser A (b)                     4.800     03/01/38         3,767,560
    6,000 Wisconsin Hsg & Econ Dev Auth
             Home Ownership Rev Ser C
             (AMT) (a)                                        5.125     09/01/28         6,056,189
    8,000 Wisconsin Hsg & Econ Dev Auth
             Home Ownership Rev Ser C
             (AMT) (a)                                        5.200     03/01/38         8,073,976
                                                                                    --------------
                                                                                        17,897,725
                                                                                    --------------

                                                                       NUMBER
DESCRIPTION                                                          OF SHARES          VALUE
--------------------------------------------------------------------------------------------------
  EQUITY 0.0%
  UAL Corp. (k)                                                          4          $      153,024
                                                                                    --------------

TOTAL LONG-TERM INVESTMENTS 112.4%
  (Cost $738,168,839)                                                                  753,142,792

TOTAL SHORT-TERM INVESTMENTS 1.4%
  (Cost $9,700,000)                                                                      9,700,000
                                                                                    --------------
TOTAL INVESTMENTS  113.8%
  (Cost $747,868,839)                                                                  762,842,792

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (14.1%)
  (Cost $94,710,000)

(94,710) Notes with interest rates ranging from 3.74% to 3.83% at June 30, 2007
         and contractual maturities of collateral ranging from 2015 to 2041 (l)        (94,710,000)
                                                                                    --------------


TOTAL NET INVESTMENTS  99.7%
  (Cost $653,158,839)                                                                  668,132,792

OTHER ASSETS IN EXCESS OF LIABILITIES  0.3%                                              2,068,268
                                                                                    --------------

NET ASSETS 100.0%                                                                   $  670,201,060
                                                                                    --------------

Percentages are calculated as a percentage of net assets.
*   Zero coupon bond
(a) Underlying security related to Inverse Floaters entered into by the Fund.
(b) Security purchased on a when-issued or delayed delivery basis.
(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(d) The Fund owns 100% of the outstanding bond issuance.
(e) Escrowed to Maturity
(f) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
    This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(g) This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 3.6% of net assets.
(h) Inverse Floating Rate
(i) All or portion of this security has been physically segregated in connection with open futures contracts.
(j) Non-income producing security.
(k) Non-income producing security as this stock currently does not declare income dividends.
(l) Floating rate notes.  The interest rates shown reflect rates in effect at June 30, 2007.



ACA - American Capital Access
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Investors Assurance Corp.
PSF - Public School Fund
Radian - Radian Asset Assurance
XLCA - XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2007:

                                                                                      UNREALIZED
                                                                                    APPRECIATION/
                                                                    CONTRACTS        DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Bond Futures, September 2007 (Current
   Notional Value of $107,750 per contract)                               104     $      (161,694)
U.S. Treasury Notes 10-Year Futures, September 2007
   (Current Notional Value of $105,703 per contract)                      298            (328,986)
                                                                   -----------    ---------------
                                                                          402     $      (490,680)
                                                                   -----------    ---------------

Van Kampen New York Tax Free Income Fund
Portfolio of Investments -- June 30, 2007 (Unaudited)

PAR
AMOUNT
(000)     DESCRIPTION                                               COUPON     MATURITY         VALUE
--------------------------------------------------------------------------------------------------------
          MUNICIPAL BONDS   100.5%
          NEW YORK 99.7%
$   2,000 Albany, NY Indl Dev Agy Civic Fac
             Rev Albany Law Sch Univ Ser A .................        5.000%     07/01/31     $  2,006,240
    1,290 Albany, NY Indl Dev Agy Indl Dev
             Rev Albany College of
             Pharmacy Ser A ................................        5.625      12/01/34        1,340,233
      500 Amherst, NY Indl Dev Agy Civic
             Beechwood Hlthcare Ctr Inc ....................        5.200      01/01/40          497,355
      330 Bethlehem, NY Indl Dev Agy Sr
             Hsg Rev Van Allen Proj Ser A
             (Prerefunded @ 06/01/09) ......................        6.875      06/01/39          355,007
      400 Dutchess Cnty, NY Indl Dev Agy
             Elant Fishkill Inc Ser A ......................        5.250      01/01/37          397,504
      500 East Rochester, NY Hsg Auth
             Rev Ref Sr Living Woodland Vlg
             Proj Rfdg .....................................        5.500      08/01/33          509,330
    1,250 Erie Cnty, NY Indl Dev Agy Sch
             Fac Rev City of Buffalo Proj
             (FSA Insd) ....................................        5.750      05/01/21        1,343,875
    1,250 Erie Cnty, NY Indl Dev Agy Sch
             Fac Rev City of Buffalo Proj
             (FSA Insd) ....................................        5.750      05/01/22        1,341,887
    1,000 Erie Cnty, NY Tob Asset Sec
             Corp Ser A ....................................        5.000      06/01/45        1,003,010
    1,530 Hempstead Town, NY Indl Dev
             Adelphi Univ Civic Fac ........................        5.000      10/01/35        1,566,781
    1,250 Hempstead Town, NY Indl Dev
             Adelphi Univ Civic Fac ........................        5.750      06/01/22        1,338,462
    1,290 Islip, NY Res Recovery Agy Res
             1985 Fac Ser E (FSA Insd)
             (AMT) .........................................        5.750      07/01/22        1,399,456

    1,000 Livingston Cnty, NY Indl Dev Agy
             Civic Fac Rev Nicholas H Noyes
             Mem Hosp ......................................        6.000      07/01/30        1,030,110
    1,500 Long Island Pwr Auth NY Elec
             Sys Rev Gen Ser B .............................        5.000      12/01/35        1,542,900
    1,500 Metropolitan Trans Auth NY Rev
             Ser A .........................................        5.000      11/15/23        1,562,040
    1,000 Metropolitan Trans Auth NY Rev Rfdg
             Ser A (AMBAC Insd) ............................        5.500      11/15/19        1,070,140
    1,000 Metropolitan Trans Auth NY Svc
             Contract Rfdg Ser A ...........................        5.125      01/01/29        1,032,250
    1,000 Monroe Cnty, NY Indl Dev Agy
             Nazareth College Rochester
             Proj (MBIA Insd) ..............................        5.250      10/01/21        1,053,840
    1,320 Montgomery Cnty, NY Indl Dev
             Agy Lease Rev HFM Boces Ser
             A (XLCA Insd) .................................        5.000      07/01/34        1,354,492
    2,425 New York City Fiscal 2003 Ser I ..................        5.750      03/01/15        2,611,531
    1,500 New York City Hlth & Hosp Corp
             Rev Hlth Sys Ser A (FSA Insd) .................        5.500      02/15/18        1,593,795
    1,000 New York City Hlth & Hosp Corp
             Rev Hlth Sys Ser A (FSA Insd) .................        5.500      02/15/19        1,062,530
    2,000 New York City Hsg Dev Corp
             Mulit-Family Hsg Rev Ser B1
             (AMT) .........................................        5.150      11/01/37        2,017,540
    1,000 New York City Hsg Dev Corp
             Multi-Family Hsg Rev Ser J1 ...................        4.850      05/01/36        1,003,680
    2,500 New York City Hsg Dev Corp
             Multi-Family Hsg Rev Ser L
             (AMT) .........................................        5.050      11/01/39        2,476,225
    1,000 New York City Hsg Dev Corp Ser
             A (AMT) .......................................        5.500      11/01/34        1,021,830
      445 New York City Indl Dev Agy Civic
             Fac Rev Cmnty Res
             Developmentally Disabled ......................        7.500      08/01/26          454,599

      500 New York City Indl Dev Agy Civic
             Fac Rev College of New
             Rochelle Proj .................................        5.750      09/01/17          511,055
    1,245 New York City Indl Dev Agy Civic
             Fac Rev Ctr for Nursing Ser B .................        5.375      08/01/27        1,257,002
      500 New York City Indl Dev Agy Civic
             Fac Rev YMCA Greater NY
             Proj ..........................................        6.000      08/01/07          500,900
    1,405 New York City Indl Dev Agy Fac
             Rev Royal Charter-NY
             Presbyterian (FSA Insd) .......................        5.375      12/15/16        1,510,277
      500 New York City Indl Dev Agy Rev
             Liberty 7 World Trade Ctr Ser A ...............        6.250      03/01/15          525,780
      500 New York City Indl Dev Agy Rev
             Liberty 7 World Trade Ctr Ser A ...............        6.500      03/01/35          527,565
    1,125 New York City Indl Dev Agy Rev
             Liberty Iac/Interactive Corp ..................        5.000      09/01/35        1,148,839
      500 New York City Indl Dev Agy Spl Fac
             Rev Amern Airl JFK Intl Arpt
             (AMT) .........................................        7.750      08/01/31          594,200
    1,500 New York City Indl Dev Agy Spl
             Fac Rev JetBlue Airways Corp
             Proj (AMT) ....................................        5.125      05/15/30        1,433,385
    2,000 New York City Indl Dev Agy Spl
             Fac Rev Term One Group Assn Proj
             (AMT) (a) .....................................        5.500      01/01/19        2,128,920
    1,400 New York City Muni Wtr Fin Auth
             Wtr & Swr Sys Rev Ser B .......................        5.000      06/15/36        1,438,122
      500 New York City Muni Wtr Fin Ser B .................        6.000      06/15/33          531,740
    2,500 New York City Ser A ..............................        5.500      08/01/20        2,666,700
    2,500 New York City Ser G ..............................        5.000      08/01/24        2,589,025
    2,390 New York City Ser G ..............................        5.000      12/01/28        2,462,321
    1,500 New York City Ser J ..............................        5.000      03/01/24        1,548,600
    1,000 New York City Transitional
             Cultural Res Rev Amern
             Museum Nat History Ser A
             (MBIA Insd) ...................................        5.000      07/01/44        1,023,600

    1,025 New York City Transitional Future
             Tax Secd Ser B ................................        5.500      02/01/15        1,084,071
    1,335 New York City Transitional Future
             Tax Secd Ser C (AMBAC Insd) ...................        5.250      08/01/21        1,407,010
    2,475 New York Cnty Tob Tr IV
             Settlement Pass Thru Ser A ....................        5.000      06/01/45        2,482,450
      750 New York Liberty Dev Corp Rev
             Natl Sports Museum Proj Ser A
             (Acquired 08/07/06, Cost
             $750,000) (b) .................................        6.125      02/15/19          779,768
    1,500 New York St Dorm Auth Lease
             Rev Muni Hlth Fac Impt Pgm
             Ser 1 (FSA Insd) ..............................        5.500      01/15/14        1,579,785
    2,000 New York St Dorm Auth Rev
             Catholic Hlth L I Oblig Grp ...................        5.000      07/01/27        2,011,140
    1,000 New York St Dorm Auth Rev City
             Univ Cons Third Ser 1 (FGIC
             Insd) .........................................        5.250      07/01/25        1,032,670
    1,230 New York St Dorm Auth Rev City
             Univ Rfdg Ser D (FSA Insd) ....................        5.750      07/01/12        1,296,026
      650 New York St Dorm Auth Rev City
             Univ Sys Cons Ser A ...........................        5.625      07/01/16          707,064
    1,000 New York St Dorm Auth Rev City
             Univ Sys Cons Ser B ...........................        6.000      07/01/14        1,076,030
    1,890 New York St Dorm Auth Rev Dept
             Ed (c) ........................................        5.250      07/01/21        1,997,031
    1,000 New York St Dorm Auth Rev Insd
             Brooklyn Law Sch Ser B (XLCA
             Insd) .........................................        5.375      07/01/23        1,063,430
    1,040 New York St Dorm Auth Rev Insd
             NY St Rehab Assn Ser A
             (AMBAC Insd) (c) ..............................        5.500      07/01/15        1,112,561
    1,200 New York St Dorm Auth Rev
             Miriam Osborn Mem Home Ser
             B (ACA Insd) ..................................        6.375      07/01/29        1,291,152
    2,000 New York St Dorm Auth Rev Mtg
             Montefiore Hosp (FGIC Insd) ...................        5.000      08/01/33        2,056,480

    1,000 New York St Dorm Auth Rev Non St
             Supported Debt L I Jewish (a) .................        5.000      11/01/26        1,021,265
    1,000 New York St Dorm Auth Rev Non St
             Supported Debt L I Jewish (a) .................        5.000      11/01/34        1,021,265
    2,000 New York St Dorm Auth Rev Non
             St Supported Debt Mt Sinai
             NYU Hlth Ser C ................................        5.500      07/01/26        2,020,720
    1,500 New York St Dorm Auth Rev Non
             St Supported Debt NYU Hosp
             Ctr Ser A .....................................        5.000      07/01/20        1,517,895
    3,000 New York St Dorm Auth Rev Non St
             Supported Debt NYU Hosp Ctr
             Ser A .........................................        5.000      07/01/36        2,939,250
      750 New York St Dorm Auth Rev
             Nursing Home Menorah
             Campus (FHA Gtd) ..............................        5.950      02/01/17          766,170
    2,000 New York St Dorm Auth Rev Non
             St Supported Debt Providence
             Rest (ACA Insd) ...............................        5.250      07/01/25        2,072,680
    1,000 New York St Dorm Auth Rev Secd
             Hosp North Gen Hosp Rfdg ......................        5.750      02/15/18        1,079,260
      365 New York St Dorm Auth Rev St
             Supported Debt Bal-2007-Mental
             Ser B (MBIA Insd) .............................        5.250      08/15/31          378,246
    1,000 New York St Dorm Auth Rev St
             Univ Ed Fac 1989 Res (MBIA
             Insd) (Prerefunded @ 05/15/10) ................        6.000      05/15/15        1,067,090
      500 New York St Energy Resh & Dev
             Auth Gas Fac Rev Brooklyn
             Union Gas Ser B (AMT) (d) .....................        9.665      07/01/26          527,740
    2,200 New York St Environmental Fac
             Corp St Clean Wtr & Drinking
             NYC Muni Wtr Fin Auth Sub
             Ser B .........................................        5.000      06/15/26        2,287,758
    1,000 New York St Environmental Fac
             Corp St Clean Wtr & Drinking
             Revolving Fd Pooled Fin Pgm
             Ser I .........................................        5.250      09/15/19        1,055,560
    2,280 New York St Loc Govt Assistance
             Corp Rfdg Ser E ...............................        6.000      04/01/14        2,497,854

    1,990 New York St Mtg Agy Rev for
             Homeowner Mtg Ser 130 (AMT) ...................        4.800      10/01/37        1,924,808
      695 New York St Mtg Agy Rev Ser 82
             (AMT) .........................................        5.650      04/01/30          715,259
      990 New York St Mtg Agy Rev Ser 101
             (AMT) .........................................        5.400      04/01/32        1,006,444
      500 New York St Urban Dev Corp Rev
             Correctional Fac Rfdg Ser A ...................        5.500      01/01/14          529,025
      220 Oneida Cnty, NY Indl Dev Agy
             Civic Fac Saint Elizabeth Med
             Ser A .........................................        5.875      12/01/29          224,017
    1,000 Rensselaer Cnty, NY Indl Dev Agy
             Indl Dev Rev Franciscan
             Heights LP Proj Ser A (AMT)
             (LOC: JP Morgan Chase Bank) ...................        5.375      12/01/36        1,042,800
    2,500 Rensselaer Cnty, NY Sch Dist Ctf
             Partn (XLCA Insd) .............................        5.000      06/01/26        2,599,325
    1,000 Rockland Cnty, NY Solid Waste
             Ser B (AMBAC Isnd) (AMT) ......................        5.000      12/15/23        1,027,740
    1,000 Seneca Nation Indians Cap Impt Auth
              NY Spl Oblig Ser A (e) .......................        5.000      12/01/23          993,100
    1,500 Suffolk Cnty, NY Indl Dev Agy Civic
             Fac Rev Eastrn Long Island
             Hosp Assn (Aquired 06/22/07,
             Cost $1,472,445) (b) ..........................        5.375      01/01/27        1,479,150
      825 Suffolk Cnty, NY Indl Dev Agy
             Civic Fac Rev Family Svc
             League Suffolk Cnty (LOC: Fleet
             National Bank) ................................        5.000      11/01/34          845,666
       40 Syracuse, NY Hsg Auth Rev Sub
             Proj Loretto Rest Ser B .......................        7.500      08/01/10           40,115
      250 Syracuse, NY Indl Dev Agy Rev
             First Mtg Jewish Home Ser A ...................        7.375      03/01/21          266,375
    2,000 Tobacco Settlement Fin Corp NY
             Ser C-1 .......................................        5.500      06/01/22        2,129,080
      325 Triborough Brdg & Tunl Auth NY
             Rev Gen Purp Ser A ............................        5.000      01/01/32          331,227
    2,000 Triborough Brdg & Tunl Auth NY
             Rev Gen Purp Ser A ............................        5.250      01/01/18        2,094,160

    1,590 Tsasc, Inc. NY Ser 1 .............................        5.000      06/01/34        1,600,287
    2,500 Tsasc, Inc. NY Ser 1 .............................        5.125      06/01/42        2,532,050
    1,000 Ulster Cnty, NY Res Recovery
             Agy Solid Waste Sys Rev Rfdg
             (AMBAC Insd) ..................................        5.250      03/01/18        1,051,060
      160 Upper Mohawk Vly Regl Wtr Fin
             Auth NY Wtr Sys Rev (AMBAC
             Insd) .........................................        5.750      04/01/20          168,982
      840 Upper Mohawk Vly Regl Wtr Fin
             Auth NY Wtr Sys Rev (AMBAC
             Insd) (Prerefunded @ 04/01/10) ................        5.750      04/01/20          888,972
      310 Utica, NY Indl Dev Agy Civic Fac
             Rev Utica College Proj Ser A ..................        5.750      08/01/28          319,712
    1,000 Warren & Washington Cnty, NY
             Indl Dev Agy Civic Fac Rev
             Glens Falls Hosp Proj Ser A
             (FSA Insd) ....................................        5.000      12/01/35        1,024,500
      500 Westchester Cnty, NY Indl Dev
             Agy Mtg Kendal on Hudson Proj
             Ser A .........................................        6.375      01/01/24          531,005
    2,000 Westchester Tob Asset Sec Corp
             NY ............................................        5.125      06/01/45        2,023,280
    1,000 Yonkers, NY Indl Dev Agy Civic
             Fac Rev Cmnty Dev Ppty
             Yonkers Inc Ser A (Prerefunded
             @ 02/01/11) ...................................        6.625      02/01/26        1,091,620
                                                                                            ------------
                                                                                             126,093,853
                                                                                            ------------
          U.S. VIRGIN ISLANDS   0.8%
    1,000 Virgin Islands Pub Fin Auth Rev
             Gross Rcpt Taxes Ln Nt Ser A ..................        6.375      10/01/19        1,074,030
                                                                                            ------------

TOTAL LONG-TERM INVESTMENTS   100.5% ..................................................      127,167,883
  (Cost $124,349,271)

SHORT TERM INVESTMENT   0.6%
  (Cost $800,000) .....................................................................          800,000
                                                                                            ------------

TOTAL INVESTMENTS   101.1%
  (Cost $125,149,271) .................................................................      127,967,883

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD   (2.3%)
  (Cost ($3,000,000))
  (3,000) Notes with interest rates ranging from 3.78% to 3.83% at
          June 30, 2007 and contractual maturities of collateral
          ranging from 2019 to 2034 (f) ...............................................       (3,000,000)
                                                                                            ------------

TOTAL NET INVESTMENTS   98.8%
  (Cost $122,149,271) .................................................................      124,967,883

OTHER ASSETS IN EXCESS OF LIABILITIES   1.2% ..........................................        1,464,271
                                                                                            ------------

NET ASSETS 100.0% .....................................................................     $126,432,154
                                                                                            ============


Percentages are calculated as a percentage of net assets.

(a)  Underlying security related to Inverse Floaters entered into by the Fund.
(b) This Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 1.8% of net assets.
(c)  The Fund owns 100% of the outstanding bond issuance.
(d)  Inverse Floating Rate.
(e) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(f) Floating rate notes. The interest rates shown reflect the rates in effect at June 30, 2007.


ACA - American Capital Access
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Administration
FSA - Financial Security Assurance Inc.
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corp.
XLCA - XL Capital Assurance Inc.

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS | JUNE 30, 2007 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                              COUPON   MATURITY         VALUE
-------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS  120.7%
          ALABAMA 1.1%
$   2,000 Alabama Drinking Wtr Fin Auth
             Revolving Fd Ln Ser C (AMBAC
             Insd) .......................................          5.375%   08/15/23   $     2,079,580
    1,000 Alabama Drinking Wtr Fin Auth
             Revolving Fd Ln Ser C (AMBAC
             Insd) (a) ...................................          5.750    08/15/18         1,056,940
    2,000 Alabama Wtr Pollutn Ctl Auth
             (AMBAC Insd) ................................          5.750    08/15/18         2,113,880
    1,500 Alexander City, AL Spl Care Fac
             Fin Auth Med Fac Rev Russell
             Hosp Corp Ser A .............................          5.750    12/01/36         1,550,040
    1,000 Butler, AL Indl Dev Brd Solid GA
             Pacific Corp Proj Rfdg (AMT) ................          5.750    09/01/28         1,023,900
    1,500 Colbert Cnty Northwest Auth
             Hlthcare Fac ................................          5.750    06/01/27         1,547,820
    1,000 Huntsville Redstone Vlg, AL Spl
             Care Fac Fin Auth Redstone Vlg
             Proj ........................................          5.500    01/01/28           983,110
      250 Huntsville Redstone Vlg, AL Spl
             Care Fac Fin Auth Ser A
             (Prerefunded @ 12/01/12) ....................          8.250    12/01/32           298,305
    2,400 Huntsville Redstone Vlg, AL Spl
             Care Fac Fin Auth Vlg Proj ..................          5.500    01/01/43         2,328,648
    2,500 Huntsville/Carlton Cove, AL
             Carlton Cove Inc Proj
             Ser A (b) ...................................    7.000/4.375    11/15/17         1,388,000
        3 Mobile, AL Indl Dev Brd Solid
             Waste Disp Rev Mobile Energy
             Svc Co Proj Rfdg ............................          6.950    01/01/20               296
    1,395 Valley, AL Spl Care Fac Fin Auth
             Rev Lanier Mem Hosp Ser A ...................          5.600    11/01/16         1,411,768

    1,750 Valley, AL Spl Care Fac Fin Auth
             Rev Lanier Mem Hosp Ser A ...................          5.650    11/01/22         1,768,025
                                                                                        ---------------
                                                                                             17,550,312
                                                                                        ---------------


          ALASKA  0.8%
    1,100 Alaska Indl Dev & Expt Auth
             Williams Lynxs AK Cargoport
             (AMT) (Acquired 05/17/01, Cost
             $1,100,000) (c) .............................          7.800    05/01/14         1,162,898
    3,780 Juneau, AK City & Borough Rev
             Saint Ann's Care Ctr Proj ...................          6.875    12/01/25         3,872,723
    8,000 Northern Tob Seccritization Corp
             Asset Bkd Ser A .............................          5.000    06/01/46         7,574,560
                                                                                        ---------------
                                                                                             12,610,181
                                                                                        ---------------
          ARIZONA 2.3%
    1,750 Arizona Hlth Fac Auth Beatitudes
             Campus Proj .................................          5.200    10/01/37         1,705,602
    1,000 Arizona Hlth Fac Auth Rev
             Terraces Proj Ser A .........................          7.500    11/15/23         1,103,940
    1,250 Arizona Hlth Fac Auth Rev
             Terraces Proj Ser A .........................          7.750    11/15/33         1,385,275
    5,650 Cochise Cnty, AZ Indl Dev Sierra
             Vista Cmnty Hosp Rfdg Ser A .................          6.750    12/01/26         5,767,689
      500 Flagstaff, AZ Indl Dev Auth Rev
             Sr Living Cmnty Northn AZ
             Proj ........................................          6.300    09/01/38           501,195
      980 Flagstaff, AZ Indl Dev Auth Rev
             Sr Living Cmnty Northn AZ
             Proj ........................................          7.500    03/01/35         1,058,037
    4,000 Maricopa Cnty, AZ Hlth Fac Rev
             Catholic Hlthcare West Ser A ................          5.500    07/01/26         4,137,280
    1,500 Peoria, AZ Indl Dev Auth Rev
             Sierra Winds Life Rfdg Ser A ................          6.375    08/15/29         1,545,585
    2,525 Pima Cnty, AZ Indl Dev Auth Ed
             Rev Fac Choice Ed & Dev Corp
             Proj ........................................          6.250    06/01/26         2,616,481
    1,590 Pima Cnty, AZ Indl Dev Auth Ed
             Rev Fac P.L.C Charter Schs
             Proj ........................................          6.500    04/01/26         1,672,632

    2,805 Pima Cnty, AZ Indl Dev Auth Ed
             Rev Fac P.L.C Charter Schs
             Proj ........................................          6.750    04/01/36         2,962,950
    4,225 Pima Cnty, AZ Indl Dev Auth Ed
             Rev Fac Premier & Air Co ....................          7.000    09/01/35         4,278,066
    1,865 Pima Cnty, AZ Indl Dev Auth Ed
             Rev Fac Milestones Charter Sch
             Proj ........................................          6.750    11/01/33         1,896,388
      800 Pima Cnty, AZ Indl Dev Auth Fac
             Skyline Tech High Sch Proj ..................          7.500    02/01/34           810,760
    1,000 Pima Cnty, AZ Indl Dev Auth Rev
             La Posada at Pk Ctr Ser A ...................          7.000    05/15/27         1,021,110
    2,000 Pima Cnty, AZ Indl Dev Auth Wtr
             & Waste Rev Global Wtr Res
             LLC Proj (AMT) (Acquired
             12/15/06, Cost $2,000,000) (c) ..............          5.600    12/01/22         1,983,600
      785 Red Hawk Canyon Cmnty Fac
             Dist No 2 AZ Dist Assmt Rev
             Ser A .......................................          6.500    12/01/12           800,457
    2,010 Tucson, AZ Multi-Family Rev Hsg
             Catalina Asstd Living Ser A
             (AMT) .......................................          6.500    07/01/31         1,793,865
                                                                                        ---------------
                                                                                             37,040,912
                                                                                        ---------------
              CALIFORNIA 13.2%
    1,000 ABAG Fin Auth Nonprofit Corp
             CA Amern Baptist Homes Rfdg
             Ser A .......................................          5.850    10/01/27         1,007,880
    1,000 Beaumont, CA Fin Auth Loc Agy
             Rev Ser D ...................................          5.800    09/01/35         1,051,810
    1,000 Beaumont, CA Fin Auth Loc Agy
             Ser A .......................................          5.600    09/01/25         1,045,120
    2,000 Beaumont, CA Fin Auth Loc Agy
             Ser A .......................................          5.650    09/01/30         2,097,140
    2,000 Beaumont, CA Fin Auth Loc Agy
             Ser A .......................................          5.700    09/01/35         2,095,940
    1,000 Blythe, CA Redev Agy Proj ......................          5.750    05/01/34         1,043,130

   15,000 California Hlth Fac Fin Auth
             Rev Cedars Sinai Med Ctr
             Rfdg (f) ....................................          5.000    04/01/34        15,121,800
    3,000 California Pollutn Ctl Fin Auth
             Solid Waste Disp Rev Solid
             Waste Mgmt Inc Proj 2 Ser A
             (AMT) .......................................          5.400    04/01/25         3,118,500
    1,000 California Statewide Cmnty Dev
             Auth Elder Care Alliance Ser A
             (Prerefunded @ 11/15/12) ....................          8.250    11/15/32         1,202,460
      930 California Statewide Cmnty Dev
             Auth Multi-Family Rev Hsg
             Heritage Pointe Sr Apt Ser QQ
             (AMT) (Acquired 02/19/02, Cost
             $927,675) (c) ...............................          7.500    10/01/26           962,122
    1,000 California Statewide Cmnty Dev
             Auth San Francisco Art Institute
             (Acquired 07/05/02, Cost
             $1,000,000) (c) .............................          7.375    04/01/32         1,056,850
    2,500 California Statewide Cmntys CA
             Baptist Univ Ser A ..........................          5.500    11/01/38         2,516,500
   20,000 California Statewide Cmntys Dev
             Auth Rev Kaiser Permanete
             Ser B (f) ...................................          5.000    03/01/41        20,278,120
   20,000 California Statewide Cmntys Dev
             Auth Rev Kaiser Permanete
             Ser B (f) ...................................          5.250    03/01/45        20,278,120
    1,720 California Statewide Cmntys Dev
             Auth Rev Lancer Ed Student
             Hsg Proj ....................................          5.625    06/01/33         1,734,035
    1,000 Chino, CA Cmnty Fac Dist No 03
             Impt Area 1 .................................          5.700    09/01/29         1,035,040
    5,000 Contra Costa, CA Home Mtg Fin
             Auth Home Mtg Rev (MBIA
             Insd) (h) ...................................            *      09/01/17         2,564,650
    1,500 Corona-Norco, CA Univ Sch Dist
             Pub Fin Auth Spl Tax Rev Ser
             A ...........................................          5.800    09/01/35         1,546,200
    2,300 Foothill/Eastern Tran Corridor Agy
             CA Toll Rd Rev (MBIA Insd) ..................            *      01/15/18         1,344,626

   17,000 Golden St Tob Securitization Corp
             CA Tob Settlement Rev Asset Bkd
             Sr Ser A (f) ................................          5.125    06/01/47        16,631,780
   30,000 Golden St Tob Securitization Corp
             CA Tob Settlement Rev Enhanced
             Asset Bkd Ser A (f) .........................          5.000    06/01/45        30,341,250
    1,750 Huntington Beach, CA Cmnty No
             2003 1 Huntington Ctr .......................          5.800    09/01/23         1,815,363
    2,000 Indio, CA Redev Agy Tax Alloc
             Sub Merged Proj Area Ser B ..................          6.375    08/15/33         2,159,940
      500 Indio, CA Redev Agy Tax Alloc
             Sub Merged Proj Area Ser B ..................          6.500    08/15/34           542,135
    1,000 Jurupa, CA Cmnty Svc Dist Spl
             Cmnty Fac Dist No 4 Ser A ...................          5.700    09/01/34         1,030,640
    1,780 Lake Elsinore, CA Pub Fin Auth
             Loc Agy Rev Ser F ...........................          7.100    09/01/20         1,823,752
    2,500 Lake Elsinore, CA Spl Tax Cmnty
             Fac Dist 2 Area AA ..........................          5.450    09/01/36         2,549,575
    1,000 Lee Lake Wtr Dist CA Cmnty Fac
             Dist No 1 Spl Tax Sycamore
             Creek .......................................          6.000    09/01/33         1,061,850
      905 Lincoln, CA Spl Tax Cmnty Fac
             Dist No 2003 Ser 1
             (Prerefunded @ 09/01/13) ....................          6.000    09/01/34         1,010,116
   21,340 Los Angeles, CA Hbr Dept Dev
             Rfdg Ser B (AMT) (f) ........................          5.000    08/01/22        22,064,973
    1,375 Millbrae, CA Residential Fac Rev
             Magnolia of Millbrae Proj Ser A
             (AMT) .......................................          7.375    09/01/27         1,419,756
    1,000 Murrieta, CA Cmnty Fac Dist No 2
             the Oaks Impt Area A ........................          5.900    09/01/27         1,048,390
    1,000 Murrieta, CA Cmnty Fac Dist No 2
             the Oaks Impt Area A ........................          6.000    09/01/34         1,054,950
    1,000 Murrieta, CA Cmnty Fac Dist No 2
             the Oaks Impt Area B ........................          6.000    09/01/27         1,054,330
    3,000 Northstar Cmnty Svc Dist CA Spl
             Tax Cmnty Fac Dist No 1 .....................          5.450    09/01/28         3,056,100
    1,000 Palmdale, CA Spl Tax Cmnty Fac
             03-1 Anaverde A .............................          5.350    09/01/30         1,022,100
    1,100 Palmdale, CA Spl Tax Cmnty Fac
             03-1 Anaverde A .............................          5.400    09/01/35         1,123,452
    1,000 Perris, CA Cmnty Fac Dist Spl
             Tax No 01-2 Ser A ...........................          6.375    09/01/32         1,076,680

    2,000 Rancho Cordova Cmnty Fac Dist
             CA Spl Tax No 2003 1 Sunridge
             Anatolia ....................................          5.500    09/01/37         2,044,060
    2,000 Riverside, CA Univ Sch Dist Tax
             Cmnty Fac Dist 15 Impt Area 1 ...............          5.550    09/01/30         2,060,480
    6,000 San Jose, CA Multi-Family Hsg
             Rev Helzer Courts Apt Proj Ser
             A (AMT) .....................................          6.400    12/01/41         6,046,560
    2,000 San Marcos, CA Pub Fac Auth
             Spl Tax Rev Ser A ...........................          5.650    09/01/36         2,053,600
    5,700 Silicon Vly Tob Securitization Auth
             CA Tob Settlement Rev Cap Apprec
             Turbo Santa Clara A .........................            *      06/01/36         1,147,923
    4,645 Silicon Vly Tob Securitization Auth
             CA Tob Settlement Rev Cap Apprec
             Turbo Santa Clara A .........................            *      06/01/41           693,638
    9,000 Silicon Vly Tob Securitization Auth
             CA Tob Settlement Rev Cap Apprec
             Turbo Santa Clara A .........................            *      06/01/47           955,890
   22,500 Silicon Vly Tob Securitization Auth
             CA Tob Settlement Rev Cap Apprec
             Turbo Santa Clara C .........................            *      06/01/56         1,096,200
    7,500 Silicon Vly Tob Securitization Auth
             CA Tob Settlement Rev Cap Apprec
             Turbo Santa Clara D .........................            *      06/01/56           280,050
    3,000 Temecula, CA Pub Fin Auth Spl Tax
             Roripaugh Cmnty Fac Dist 03-2 ...............          5.500    09/01/36         2,757,660
   35,000 Tobacco Securitization Southn CA
             Tob Settlement Cabs First Sub ...............            *      06/01/46         3,313,100
   27,200 Tobacco Securitization Southn CA
             Tob Settlement Cabs Second
             Sub .........................................            *      06/01/46         2,416,448

   47,000 Tobacco Securitization Southn CA
             Tob Settlement Cabs Third
             Sub .........................................            *      06/01/46         3,288,590
    1,000 Upland, CA Cmnty Fac Dist 2003
             San Antonio Impt 1 A ........................          5.900    09/01/24         1,044,780
    1,500 Upland, CA Cmnty Fac Dist 2003
             San Antonio Impt 1 A ........................          6.000    09/01/34         1,572,615
    1,965 Vallejo, CA Ctf Part Touro Univ ................          7.250    06/01/16         2,084,983
      925 Vallejo, CA Pub Fin Auth Loc
             Hiddenbrooke Impt Dist Ser A ................          5.800    09/01/31           959,965
    1,000 Woodland, CA Spl Tax Cmnty
             Fac Dist 1 Spring Lake ......................          6.250    09/01/34         1,082,520
    1,800 Yuba City, CA Redev Agy Tax
             Proj Ser A ..................................          6.000    09/01/31         1,941,516
    3,000 Yuba City, CA Redev Agy Tax
             Proj Ser A ..................................          6.000    09/01/39         3,224,520
                                                                                        ---------------
                                                                                            213,052,273
                                                                                        ---------------
          COLORADO 2.9%
    1,060 Beacon Pt Metro Dist CO Ser A ..................          6.125    12/01/25         1,100,874
    1,005 Beacon Pt Metro Dist CO Ser A ..................          6.250    12/01/35         1,045,260
    1,000 Bromley Pk Metro Dist CO No 2
             Ser B .......................................          8.050    12/01/32         1,075,040
    1,000 Castle Oaks Metro Dist CO Ltd
             Tax .........................................          6.000    12/01/25         1,030,240
    1,500 Castle Oaks Metro Dist CO Ltd
             Tax .........................................          6.125    12/01/35         1,542,600
    1,700 Colorado Ed & Cultural Fac Auth
             Rev Charter Sch Brighton Sch
             Proj ........................................          6.000    11/01/36         1,744,421
      795 Colorado Ed & Cultural Fac Auth
             Rev Charter Sch Frontier
             Academy (Prerefunded @
             06/01/11) ...................................          7.250    06/01/20           870,676
    2,000 Colorado Hlth Fac Auth Rev
             Baptist Home Assn Ser A .....................          6.375    08/15/24         1,998,780
    2,000 Colorado Hlth Fac Auth Rev
             Baptist Home Assn Ser B (e) .................          6.500    08/15/27         1,998,000
    1,410 Confluence Metro Dist Colo Tax .................          5.400    12/01/27         1,413,835

    1,000 Confluence Metro Dist Colo Tax .................          5.450    12/01/34         1,002,710
    2,000 Copperleaf Metro Dist No 2 CO
             (Acquired 09/15/06, Cost
             $2,000,000) (c) .............................          5.950    12/01/36         2,054,140
    3,425 Denver, CO Hlth & Hosp Auth
             Rfdg Ser A (Prerefunded @
             12/01/14) ...................................          6.250    12/01/33         3,888,471
    2,500 Elk Vly, CO Pub Impt Fee Ser A .................          7.300    09/01/22         2,636,775
    1,150 High Plains Metro Dist CO Ser A ................          6.125    12/01/25         1,195,908
    2,250 High Plains Metro Dist CO Ser A ................          6.250    12/01/35         2,340,135
      565 Lafayette, CO Indl Dev Rev Rocky
             Mtn Instr Proj Ser A (d) ....................          6.750    10/01/14           477,267
    1,880 Lafayette, CO Indl Dev Rev Rocky
             Mtn Instr Proj Ser A (AMT) ..................          7.000    10/01/18         1,572,037
    4,560 Lake Creek Affordable Hsg Corp
             Hsg Proj Rfdg Ser A .........................          6.250    12/01/23         4,789,961
      500 Neu Towne, CO Metro Dist .......................          7.250    12/01/34           524,315
    3,500 Northwest CO Metro Dist No 3 Ltd
             Tax .........................................          6.125    12/01/25         3,637,340
    1,500 Salida, CO Hosp Dist Rev .......................          5.250    10/01/36         1,489,890
    1,000 Serenity Ridge, CO Metro Dist No
             2 ...........................................          7.500    12/01/34         1,078,490
    1,616 Skyland Metro Dist CO Gunnison
             Cnty Rfdg ...................................          6.750    12/01/22         1,654,897
    1,000 Southlands Metro Dist No 1 CO ..................          7.000    12/01/24         1,097,680
    2,500 Tallgrass Metro Dist CO Rfdg &
             Impt ........................................          5.250    12/01/37         2,479,600
    1,000 Vista Ridge Metro Dist CO Rfdg Ltd
             Tax Sub Ser B ...............................          6.625    12/01/40         1,007,790
                                                                                        ---------------
                                                                                             46,747,132
                                                                                        ---------------
          CONNECTICUT 0.4%
    1,500 Connecticut St Dev Auth Indl Afco
             Cargo Bdl LLC Proj (AMT) ....................          8.000    04/01/30         1,611,585
    3,500 Mohegan Tribe Indians CT Pub
             Impt Priority Dist (Acquired
             11/03/04, Cost
             $3,418,565) (c)(i) ..........................          5.250    01/01/33         3,588,095
    2,000 Mohegan Tribe Indians CT Pub
             Impt Priority Dist (Acquired
             09/27/01, Cost $1,955,120) (c) ..............          6.250    01/01/31         2,109,820
                                                                                        ---------------
                                                                                              7,309,500
                                                                                        ---------------

          DELAWARE 0.2%
      850 Sussex Cnty, DE Rev Adj First
             Mtg Cadbury Lewes Ser A .....................          5.900    01/01/26           862,818
    1,000 Sussex Cnty, DE Rev Adj First
             Mtg Cadbury Lewes Ser A .....................          6.000    01/01/35         1,020,000
    1,040 Wilmington, DE Multi-Family Rent
             Rev Hsg Electra Arms Sr Assoc
             Proj (AMT) ..................................          6.250    06/01/28         1,057,056
                                                                                        ---------------
                                                                                              2,939,874
                                                                                        ---------------
          DISTRICT OF COLUMBIA  3.0%
   12,119 District of Columbia Ballpark Rev
             Ser B1 (f) ..................................          5.000    02/01/24        12,558,556
   13,033 District of Columbia Ballpark Rev
             Ser B1 (f) ..................................          5.000    02/01/25        13,505,707
   13,948 District of Columbia Ballpark Rev
             Ser B1 (f) ..................................          5.000    02/01/26        14,453,894
       85 District of Columbia Prerefunded
             Rfdg Ser A-1 (MBIA Insd) (h) ................          6.500    06/01/10            90,984
    1,000 District of Columbia Rev
             Methodist Home Issue ........................          6.000    01/01/29         1,023,030
   28,940 District of Columbia Tob
             Settlement Fin Corp Ser A ...................            *      06/15/46         2,756,535
   17,500 District of Columbia Tob
             Settlement Fin Corp Ser B ...................            *      06/15/46         1,576,225
   67,660 District of Columbia Tob
             Settlement Fin Corp Ser C ...................            *      06/15/55         2,801,124
                                                                                        ---------------
                                                                                             48,766,055
                                                                                        ---------------
          FLORIDA  17.3%
      985 Anthem Pk Cmnty Dev Dist FL
             Cap Impt Rev ................................          5.800    05/01/36         1,002,277
    2,000 Ave Maria Stewardship Cmnty
             Dist FL Cap Impt Rev Ser A ..................          5.125    05/01/38         1,876,400
    2,000 Bainebridge Cmnty Dev Dist FL
             Spl Assmt ...................................          5.500    05/01/38         1,983,680

    2,500 Bartram Pk Cmnty Dev Dist FL
             Assmt .......................................          5.400    05/01/37         2,447,200
    1,375 Bay Laurel Ctr Cmnty Dev Dist FL
             Spl Assmt Candler ...........................          5.450    05/01/37         1,367,864
    1,000 Bellalago Ed Fac Benefits Ser A ................          6.000    05/01/33         1,032,980
      970 Bellalago Ed Fac Benefits Ser B ................          5.800    05/01/34           985,491
    4,260 Bloomingdale, FL Cmnty Dev Dist
             Spl Assmt Rev ...............................          5.875    05/01/36         4,386,820
      970 Bluewaters Cmnty Dev Dist of FL ................          6.000    05/01/35         1,020,314
    1,830 Boca Raton, FL Hsg Auth Mtg
             Hsg Rev First Lien Banyan Pl Sr
             Apts Rfdg (Acquired 03/23/06,
             Cost $1,811,556) (c) ........................          5.800    10/01/26         1,826,029
    2,350 Boca Raton, FL Hsg Auth Mtg
             Hsg Rev First Lien Banyan Pl Sr
             Apts Rfdg (Acquired 03/23/06,
             Cost $2,317,265) (c) ........................          5.900    10/01/36         2,355,217
    2,500 Bonnet Creek Resort Cmnty Dev ..................          7.500    05/01/34         2,720,550
   20,000 Brevard Cnty, FL Hlth Fac Auth
             Hlthcare Fac Rev First Inc
             Proj (f) ....................................          5.000    04/01/34        20,047,800
      775 Caribe Palm Cmnty Dev Dist FL
             Spl Assmt Ser A .............................          5.850    05/01/35           805,543
    3,000 City Ctr Cmnty Dev Dist FL Spl
             Assmt Rev Ser A .............................          6.000    05/01/38         3,003,690
      990 City Ctr Cmnty Dev Dist FL Spl
             Assmt Rev Ser A .............................          6.125    05/01/36           999,514
    1,085 Escambia Cnty, FL Rev ICF/MR
             Pensacola Care Dev Ctr ......................         10.250    07/01/11         1,106,374
    2,555 Escambia Cnty, FL Rev ICF/MR
             Pensacola Care Dev Ctr Ser A ................         10.250    07/01/11         2,605,333
    5,000 Fiddlers Creek Cmnty Dev Dist ..................          6.000    05/01/38         5,012,750
    2,500 Florida Hsg Fin Corp Multi-Family
             Hsg Whistlers Cove Apt Proj
             (AMT) .......................................          6.500    01/01/39         2,539,025
    3,600 Florida Hsg Fin Corp Rev Hsg
             Beacon Hill Apt Ser C (AMT) .................          6.610    07/01/38         3,701,808

    6,985 Florida Hsg Fin Corp Rev Hsg
             Cypress Trace Apt Ser G
             (AMT) .......................................          6.600    07/01/38         7,141,883
    4,725 Florida Hsg Fin Corp Rev Hsg
             Westchase Apt Ser B (AMT) ...................          6.610    07/01/38         4,825,926
    2,450 Gramercy Farms Cmnty Dev Dist
             FL Spl Assmt Ser A1 .........................          5.250    05/01/39         2,342,323
    2,100 Gramercy Farms Cmnty Dev Dist
             FL Spl Assmt Ser B ..........................          5.100    05/01/14         2,077,908
   19,740 Halifax Hosp Med Ctr FL Rev &
             Impt Rfdg Ser A (f) .........................          5.375    06/01/46        20,162,732
    2,445 Hammock Bay Cmnty Dev Dist FL
             Spl Assmt Rev Ser A .........................          6.125    05/01/35         2,588,326
    1,460 Harbour Isles Cmnty Dev Dist of
             FL ..........................................          6.125    05/01/35         1,514,049
    1,450 Hawks Pt Cmnty Dev Dist FL Spl
             Assmt Hawk's Point Cmnty Dev A ..............          5.300    05/01/39         1,397,046
      280 Heritage Harbor Cmnty Dev Dist
             FL Rev Rec ..................................          7.750    05/01/23           280,263
      750 Heritage Harbor Cmnty Dev Dist
             FL Rev Spl Assmt Ser A ......................          6.700    05/01/19           759,630
   31,500 Highlands Cnty, FL Hlth Fac Auth
             Rev Hosp Adventist Hlth  Sys
             Ser C  (f) ..................................          5.250    11/15/36        32,235,997
    1,975 Highlands, FL Cmnty Dev Dist Spl
             Assmt .......................................          5.550    05/01/36         1,994,197
    3,500 Hillsborough Cnty, FL Hsg Fin
             Hsg Clipper Cove Apt Proj Ser
             A (AMT) .....................................          7.375    07/01/40         3,712,485
      975 Islands At Doral III Cmnty 2004
             Ser A .......................................          5.900    05/01/35         1,007,175
    1,000 Islands At Doral NE Cmnty Dev ..................          6.250    05/01/34         1,070,610
   12,820 Jea, FL Wtr & Swr Sys Rev Sub
             2nd Crossover (f) ...........................          4.750    10/01/40        12,577,381

    1,510 Kendall Breeze West Cmnty Dev
             Dist FL Spl Assmt (d) .......................          5.875    05/01/34         1,568,905
    1,950 Keys Cove Cmnty Dev Dist FL
             Assmt Rev ...................................          5.875    05/01/35         2,019,108
    2,900 Keys Cove Cmnty Dev Dist II FL .................          5.500    05/01/36         2,902,494
    1,000 Lakeside Landings Cmnty Dev
             Dist FL Spl Assmt Ser A .....................          5.500    05/01/38           986,030
    2,000 Lakeside Landings Cmnty Dev
             Dist FL Spl Assmt Ser B .....................          5.250    05/01/13         1,995,480
    4,000 Landmark At Doral Cmnty Dev
             Dist FL Spl Assmt Ser A .....................          5.500    05/01/38         4,003,840
    2,000 Lee Cnty, FL Indl Dev Auth
             Hlthcare Fac Rev Cypress Cove
             Hlthpk Ser A ................................          6.750    10/01/32         2,142,400
    1,500 Lee Cnty, FL Indl Dev Auth Indl
             Dev Rev Lee Charter Fndtn Ser
             A ...........................................          5.250    06/15/27         1,482,600
    1,500 Lee Cnty, FL Indl Dev Auth Indl
             Dev Rev Lee Charter Fndtn Ser
             A ...........................................          5.375    06/15/37         1,480,170
    3,435 Leon Cnty, FL Ed Fac Auth Rev
             Southgate Residence Hall Rfdg
             Ser A .......................................          6.750    09/01/28         3,529,428
    1,240 Lexington Cmnty Dev Dist FL ....................          6.125    05/01/34         1,307,667
    2,435 Meadow Woods Cmnty Dev Dist
             FL Ser A ....................................          6.050    05/01/35         2,540,387
    2,500 Miami Beach, FL Hlth Fac Hosp
             Mt Sinai Med Ctr Rfdg
             (Acquired 04/26/04, Cost
             $2,411,600) (c) .............................          6.750    11/15/29         2,780,850
    1,000 Miami Beach, FL Hlth Fac Hosp
             Rev Mt Sinai Med Ctr FL Proj ................          5.375    11/15/28         1,004,990
   25,000 Miami Dade Cnty, FL Aviation Rev
             Miami Intl Arpt Ser A (AMT) (f)..............          5.000    10/01/38        25,403,875
    3,000 Midtown Miami, FL Cmnty Dev
             Dist Ser A ..................................          6.000    05/01/24         3,195,840
    1,000 Miromar Lakes Cmnty Dev Dist
             Rfdg Ser B ..................................          7.250    05/01/12         1,089,940

      860 Northern Palm Beach Cnty Impt
             Dist FL Wtr Ctl & Impt Unit Dev
             No 16 Rfdg ..................................          7.500    08/01/24           906,096
    1,730 Oak Creek Cmnty Dev Dist FL Spl
             Assmt .......................................          5.800    05/01/35         1,768,838
    1,000 Orange Cnty, FL Hlth Fac Auth
             Rev Hosp Adventist Hlth Sys
             (Prerefunded @ 11/15/10) ....................          6.375    11/15/20         1,082,540
    2,000 Orange Cnty, FL Hlth Fac Auth
             Rev Westminster Cmnty Care ..................          6.600    04/01/24         2,064,120
      975 Overoaks, FL Cmnty Dev Dist
             Ser A .......................................          6.125    05/01/35         1,016,125
    5,000 Palm Coast Pk Cmnty Dev Dist
             FL Spl Assmt Rev ............................          5.700    05/01/37         5,070,500
      970 Parklands Lee Cmnty Dev Dist FL
             Spl Assmt Ser A .............................          5.800    05/01/35           983,076
      965 Pine Island Cmnty Dev Dist FL
             Spl Assmt ...................................          5.750    05/01/35           975,625
    3,000 Pinellas Cnty, FL Hlth Fac Auth
             Oaks of Clearwtr Proj .......................          6.250    06/01/34         3,160,770
    1,000 Reunion East Cmnty Dev Dist ....................          5.800    05/01/36         1,022,820
    1,975 Reunion West Cmnty Dev Dist ....................          6.250    05/01/36         2,058,444
      940 Saddlebrook, FL Cmnty Ser A ....................          6.900    05/01/33         1,006,825
    1,600 Saint John's Cnty, FL Indl Dev
             Auth Glenmoor Proj Ser A ....................          5.375    01/01/40         1,607,248
      500 Saint John's Cnty, FL Indl Dev
             Auth Hlthcare Glenmoor Saint
             John's Proj Ser A (Prerefunded
             @ 01/01/10) .................................          8.000    01/01/17           548,660
    4,500 Saint John's Cnty, FL Indl Dev
             Auth Hlthcare Glenmoor Saint
             John's Proj Ser A (Prerefunded
             @ 01/01/10) .................................          8.000    01/01/30         4,937,940
    2,000 Sarasota Natl Cmnty Dev Dist FL
             Spl Assmt ...................................          5.300    05/01/39         1,926,960
    1,925 Silver Palms Cmnty Dev Dist (d) ................          5.900    05/01/34         1,988,794
    1,500 Six Mile Creek Cmnty Dev Dist FL
             Cap Impt Rev (g) ............................          5.875    05/01/38         1,504,980

    1,300 South Dade Venture Cmnty Dev ...................          6.125    05/01/34         1,365,832
    1,460 South Vlg Cmnty Dev Dist FL Cap
             Impt Rev Ser A ..............................          5.700    05/01/35         1,472,483
    2,000 Split Pine Cmnty Dev Dist FL Spl
             Assmt Ser A .................................          5.250    05/01/39         1,935,300
      100 Stoneybrook West Cmnty Dev
             Dist FL Spl Assmt Rev Ser B .................          6.450    05/01/10           100,639
    2,000 Sweetwater Creek Cmnty Dev Dist
             FL Cap Impt Rev Ser A .......................          5.500    05/01/38         1,977,860
    4,000 Tisons Landing Cmnty Dev Dist
             FL Spl Assmt Ser A ..........................          5.625    05/01/37         4,042,560
    1,465 Town Ctr at Palm Coast Cmnty
             Dev Dist FL Cap Impt Rev ....................          6.000    05/01/36         1,502,387
    3,850 Turnbull Creek Cmnty Dev Dist FL
             Spl Assmt ...................................          5.250    05/01/37         3,684,912
    1,460 Turnbull Creek Cmnty Dev Dist FL
             Spl Assmt ...................................          5.800    05/01/35         1,485,813
    1,577 University Square Cmnty Dev Dist
             FL Cap Impt Rev (Acquired
             10/07/99, Cost $1,577,000) (c) ..............          6.750    05/01/20         1,656,276
    2,000 West Vlgs Impt Dist FL Rev Spl
             Assmt Unit of Dev No 3 ......................          5.500    05/01/37         1,957,940
    3,000 West Vlgs Impt Dist FL Rev West
             Vlg Imp Dist ................................          5.500    05/01/38         2,919,450
    2,000 Winter Garden Vlg At Fowler
             Groves Cmnty Dev Dist FL Spl ................          5.650    05/01/37         2,014,340
      960 World Comm Cmnty Dev Dist Ser
             A1 ..........................................          6.250    05/01/22         1,024,925
    1,670 World Comm Cmnty Dev Dist Ser
             A2 ..........................................          6.125    05/01/35         1,744,783
                                                                                        ---------------
                                                                                            280,464,455
                                                                                        ---------------
          GEORGIA 1.8%
    1,840 Atlanta, GA Tax Alloc Atlantic Sta
             Proj ........................................          7.750    12/01/14         2,014,929
    3,705 Atlanta, GA Tax Alloc Princeton
             Lakes Proj (Acquired 12/15/06 -
             4/11/07, Cost $2,512,509) (c) ...............          5.500    01/01/31         3,748,867

    2,285 Atlanta, GA Urban Residential Fin
             Auth Multi-Family Rev John
             Eagan Proj Ser A (AMT) ......................          6.750    07/01/30         2,349,460
    1,000 Effingham Cnty, GA Dev Auth
             Solfort James Proj (AMT) ....................          5.625    07/01/18         1,002,180
    3,000 Fulton Cnty, GA Dev Auth Rev
             Tuff Caub LLC Proj Ser A ....................          5.250    11/01/28         2,976,570
    1,800 Fulton Cnty, GA Residential Care
             Canterbury Court Proj Ser A .................          6.000    02/15/22         1,820,664
      650 Fulton Cnty, GA Residential Care
             Canterbury Crt Proj Ser A ...................          6.125    02/15/34           681,330
    3,500 Fulton Cnty, GA Residential Care
             Sr Lien RHA Asstd Living Ser
             A ...........................................          7.000    07/01/29         3,655,400
    1,500 Medical Ctr Hosp Auth GA Rev
             Rfdg Spring Harbor Green Isl
             Proj ........................................          5.250    07/01/27         1,516,290
    2,000 Medical Ctr Hosp Auth GA Rev
             Rfdg Spring Harbor Green Isl
             Proj ........................................          5.250    07/01/37         2,008,800
    4,000 Milledgeville Baldwin Cnty, GA
             College & St Univ Fndtn
             (Prerefunded @ 09/01/14) ....................          5.625    09/01/30         4,398,840
    1,000 Private Colleges & Univ Auth GA
             Mercer Hsg Corp Proj Ser A ..................          6.000    06/01/21         1,059,520
    2,930 Renaissance On Peachtree Unit
             Invt Tr Ctf GA Custody Ctfs .................          6.000    10/01/25         2,572,833
                                                                                        ---------------
                                                                                             29,805,683
                                                                                        ---------------
          HAWAII  0.4%
    2,500 Hawaii St Dept Budget & Fin Spl
             Purp Rev Kahala Nui Proj Ser
             A ...........................................          8.000    11/15/33         2,863,750
    2,825 Kuakini, HI Hlth Sys Spl Ser A .................          6.375    07/01/32         3,041,706
                                                                                        ---------------
                                                                                              5,905,456
                                                                                        ---------------

          IDAHO  0.3%
$   2,290 Gooding Cnty, ID Indl Dev Corp
             Solid Waste Disp Rev Intrepid
             Technology & Res Proj (AMT)
             (Acquired 11/03/06, Cost
             $2,290,000) (c) .............................          7.500    11/01/24         2,279,993
    3,000 Idaho Hlth Fac Auth Rev Vly Vista
             Care Rfdg Ser A .............................          7.875    11/15/29         3,144,780
                                                                                        ---------------
                                                                                              5,424,773
                                                                                        ---------------
          ILLINOIS  9.6%
    2,300 Annawan, IL Tax Increment Rev
             Patriot Renewable Fuels LLC
             Proj ........................................          5.625    01/01/18         2,267,064
    2,500 Bolingbrook, IL Cap Apprec Ser B
             (MBIA Insd) .................................         *         01/01/29           788,250
    4,000 Bolingbrook, IL Sales Tax Rev
             Bolingbrook (j) .............................    0.000/6.250    01/01/24         3,961,640
    1,976 Bolingbrook, IL Spl Svc Area No
             01-1 (Prerefunded @ 07/01/11)................          7.375    07/01/31         2,217,961
    1,486 Bolingbrook, IL Spl Svc Area No 1
             Spl Tax Augusta Vlg Proj
             (Prerefunded @ 03/01/32)
             (Acquired 11/13/02, Cost
             $1,486,000) (c) .............................          6.750    03/01/32         1,651,154
    1,665 Bolingbrook, IL Spl Svc Area No 1
             Spl Tax Augusta Vlg Proj Ser
             2004 (Prerefunded @ 03/01/12)................          6.250    03/01/32         1,816,199
    2,000 Bolingbrook, IL Spl Svc Area No 1
             Spl Tax Forest City Tax
             Proj (j) ....................................    0.000/5.900    03/01/27         2,039,720
    1,874 Bolingbrook, IL Spl Svc Area
             No 3 Lakewood Ridge Proj
             (Prerefunded @ 03/01/11) ....................          7.050    03/01/31         2,066,029
      735 Cary, IL Spl Tax Svc Area No 1
             Cambridge Ser A (Prerefunded
             @ 03/01/10) .................................          7.625    03/01/30           808,772
    1,305 Chicago, IL 2006 Proj Rfdg Ser A
             (MBIA Insd) .................................          5.500    01/01/38         1,369,389

    1,750 Chicago, IL Increment Alloc Rev
             Diversey Narragansett Proj Nt ...............          7.460    02/15/26         1,853,460
    1,785 Chicago, IL Multi-family Hsg Rev
             Paul G Stewart Phases I (FHA)
             (GNMA) (AMT) ................................          5.000    03/20/49         1,737,608
   15,500 Chicago, IL O'Hare Intl Arpt Rev Gen
             Airport 3rd Lein Rfdg Ser A2 (f).............          5.750    01/01/19        16,699,855
       50 Chicago, IL Proj Rfdg Ser A
             (MBIA Insd) (Prerefunded @
             01/01/11) ...................................          5.500    01/01/38            52,958
    4,000 Chicago, IL Spl Assmt Lakeshore
             East Proj ...................................          6.625    12/01/22         4,294,240
      680 Chicago, IL Tax Increment Alloc
             Read Dunning Ser B (ACA
             Insd) .......................................          7.250    01/01/14           695,075
    1,925 Chicago, IL Tax Increment Alloc
             Sub Cent Rev Loop Ser A (ACA
             Insd) .......................................          6.500    12/01/08         1,991,085
    3,465 Cortland, IL Spl Tax Rev Sheaffer
             Sys Proj (Acquired 02/02/06,
             Cost $3,465,000) (c) ........................          5.500    03/01/17         3,472,692
    2,000 Deerfield, IL Ed Fac Chicagoland
             Jewish High Sch Proj ........................          6.000    05/01/41         2,057,100
      989 Gilberts, IL Spl Svc Area No 9 Spl
             Tax Big Timber Proj (d)(h) ..................          7.375    03/01/11         1,056,529
    1,245 Gilberts, IL Spl Svc Area No 9 Spl
             Tax Big Timber Proj
             (Prerefunded @ 03/01/11) (a) ................          7.750    03/01/27         1,417,283
    1,500 Godfrey, IL Rev Utd Methodist Vlg
             Ser A .......................................          5.875    11/15/29         1,248,690
    2,700 Hoopeston, IL Hosp Cap Impt Rev
             Hoopeston Cmnty Mem Hosp
             Impt & Rfdg .................................          6.550    11/15/29         2,724,138
    1,575 Huntley, IL Increment Alloc Rev
             Huntley Redev Proj Ser A ....................          8.500    12/01/15         1,599,271

    2,621 Huntley, IL Spl Svc Area No 10
             Ser A (Prerefunded @
             03/01/09) ...................................          6.500    03/01/29         2,775,193
      137 Huntley, IL Spl Svc Area No 10
             Spl Tax Ser A (d)(h) ........................          6.250    03/01/09           141,947
      750 Illinois Fin Auth Rev Central
             Baptist Vlg .................................          5.375    11/15/27           759,180
    2,000 Illinois Fin Auth Rev Central
             Baptist Vlg .................................          5.375    11/15/39         2,014,900
    9,000 Illinois Fin Auth Rev Clare At Wty
             Proj Ser A ..................................          6.125    05/15/38         9,361,440
    4,500 Illinois Fin Auth Rev Clare Oaks
             Proj Ser A ..................................          6.000    11/15/39         4,679,505
    1,405 Illinois Fin Auth Rev Cmnty Fac
             Clinic Altgeld Proj .........................          8.000    11/15/16         1,429,939
    1,000 Illinois Fin Auth Rev Friendship
             Vlg Schaumburg Ser A ........................          5.375    02/15/25         1,013,350
    2,000 Illinois Fin Auth Rev Friendship
             Vlg Schaumburg Ser A ........................          5.625    02/15/37         2,050,300
    2,700 Illinois Fin Auth Rev Kewanee
             Hosp Proj ...................................          5.000    08/15/26         2,646,108
    3,000 Illinois Fin Auth Rev Landing at
             Plymouth Pl Proj Ser A ......................          6.000    05/15/37         3,165,870
    3,300 Illinois Fin Auth Rev Luther Oaks
             Proj Ser A ..................................          6.000    08/15/26         3,457,938
    2,000 Illinois Fin Auth Rev Luther Oaks
             Proj Ser A ..................................          6.000    08/15/39         2,091,300
    1,000 Illinois Fin Auth Rev Montgomery
             Place Proj ..................................          5.500    05/15/26         1,013,160
    2,000 Illinois Fin Auth Rev Montgomery
             Place Proj Ser A ............................          5.750    05/15/38         2,049,060
    3,000 Illinois Fin Auth Rev Northwestern
             Mem Hosp Ser A ..............................          5.500    08/15/43         3,176,520
    4,850 Illinois Fin Auth Rev Rfdg
             Christian Homes Inc Ser A ...................          5.750    05/15/26         4,926,339
      500 Illinois Fin Auth Rev Rfdg Fairview
             Oblig Grp Ser A .............................          6.000    08/15/20           506,820

      500 Illinois Fin Auth Rev Rfdg Fairview
             Oblig Grp Ser A .............................          6.125    08/15/27           506,055
    1,500 Illinois Fin Auth Rev Three
             Crowns Pk Plaza Ser A .......................          5.875    02/15/38         1,565,325
    1,000 Illinois Hlth Fac Auth Rev Ctr
             Baptist Home Proj (Prerefunded
             @ 11/15/09) .................................          7.125    11/15/29         1,073,820
    2,500 Illinois Hlth Fac Auth Rev Decatur
             Mem Hosp ....................................          5.750    10/01/24         2,597,050
      650 Illinois Hlth Fac Auth Rev Loyola
             Univ Hlth Sys Ser A
             (Prerefunded @ 07/01/11) ....................          6.000    07/01/21           695,071
    1,200 Illinois Hlth Fac Auth Rev
             Lutheran Sr Ministries Oblig Ser
             A (Prerefunded @ 08/15/11) ..................          7.375    08/15/31         1,359,876
      250 Illinois Hlth Fac Auth Rev Rfdg
             Ser A .......................................          6.200    08/15/23           251,790
    1,125 Illinois Hlth Fac Auth Rev Rfdg
             Ser A .......................................          6.400    08/15/33         1,136,194
      400 Illinois Hlth Fac Auth Rev Silver
             Cross .......................................          5.500    08/15/19           409,720
      675 Lake Cnty, IL Fst Presv Dist Ld
             Acquisition & Dev (Prerefunded
             @ 12/15/10) .................................          5.750    12/15/17           714,494
       80 Lake, Cook, Kane & McHenry
             Cntys, IL Cmnty Unit Sch Dist
             No 22 (FGIC Insd) ...........................          5.750    12/01/19            84,342
    2,200 Manhattan, IL No 04 -1
             Brookstone Springs Proj .....................          6.100    03/01/35         2,315,500
      989 Minooka, IL Spl Assmt Impt
             Lakewood Trails Unit 2 Proj .................          6.375    03/01/34         1,062,245
    1,187 Montgomery, IL Spl Assmt Impt
             Lakewood Creek Proj
             (Prerefunded @ 03/01/11) ....................          7.750    03/01/30         1,342,129
    3,000 Pingree Grove, IL Spl Svc Area
             No 2 Spl Tax Cambridge Lakes
             Proj Ser 05-2 ...............................          6.000    03/01/35         3,119,070

    2,248 Pingree Grove, IL Spl Svc Area
             No 7 Spl Tax Cambridge Lakes
             Proj Ser 06 .................................          6.000    03/01/36         2,320,206
    1,600 Pingree Grove Vlg, IL Rev
             Cambridge Lakes Learning Ctr ................          6.000    06/01/36         1,581,504
    1,996 Plano, IL Spl Svc Area No 1
             Lakewood Springs Proj Ser A .................          6.200    03/01/34         2,114,443
    1,815 Plano, IL Spl Svc Area No 6 Spl
             Tax Lakewood Springs Club
             Proj ........................................          5.800    03/01/37         1,831,081
    1,370 Quad Cities Reg Econ Dev Auth
             IL Multi-Family Hsg Heritage
             Woods Moline Slf Proj (AMT) .................          6.000    12/01/41         1,362,999
    2,095 Regional Tran Auth IL Ser B
             (AMBAC Insd) ................................          8.000    06/01/17         2,709,924
      925 Sterling, IL Rev Hoosier Care Proj
             Ser A .......................................          7.125    06/01/34           950,447
    1,925 Volo Vlg, IL Spl Svc Area No 3
             Symphony Meadows Proj Ser 1 .................          6.000    03/01/36         1,986,831
    3,135 Wheeling, IL Tax Increment Rev
             N Milwaukee/Lake Cook TIF
             Proj ........................................          6.000    01/01/25         3,167,949
    5,633 Yorkville, IL Utd City Spl Svc Area
             Spl Tax No 2004-107 Raintree
             Vlg IL Proj .................................          6.250    03/01/35         5,956,954
    1,550 Yorkville, IL Utd City Spl Svc Area
             Spl Tax No 2006-113
             Cannonball/Beecher ..........................          5.750    03/01/28         1,525,014
    1,975 Yorkville, IL Utd City Spl Svc Area
             Spl Tax No 4 104 MPI Grade
             Res Proj ....................................          6.375    03/01/34         2,096,225
    1,405 Yorkville, IL Utd City Business Dist
             Rev Storm Wtr Impt Proj .....................          6.000    01/01/26         1,384,178
      385 Yorkville, IL Utd City Business Dist
             Rev Storm Wtr Impt Proj .....................          6.000    01/01/27           379,133
                                                                                        ---------------
                                                                                            154,744,600
                                                                                        ---------------

          INDIANA 1.4%
$     825 Crawfordsville, IN Redev Cmnty
             Redev Dist Tax Increment Rev
             (Acquired 10/15/97, Cost
             $825,000) (c)(d) ............................          7.000    02/01/12           842,638
    1,855 Indiana Hlth Fac Fin Auth Rev
             Hoosier Care Proj Ser A .....................          7.125    06/01/34         1,905,846
    6,500 Indiana Hlth Fac Hosp Rev Cmnty
             Fndtn Northwest IN Ser A ....................          6.000    03/01/34         6,882,720
    2,000 Petersburg, IN Pollutn Ctl Rev IN
             Pwr & Lt (AMT) ..............................          6.375    11/01/29         2,128,920
    1,810 Portage, IN Spl Impt Dist Rev
             Marina Shores Proj ..........................          6.375    03/01/35         1,846,435
      265 St Joseph Cnty, IN Econ Dev Rev
             Holy Cross Vlg Notre Dame Proj
             A ...........................................          5.700    05/15/28           268,421
      230 St Joseph Cnty, IN Econ Dev Rev
             Holy Cross Vlg Notre Dame Proj
             A ...........................................          6.000    05/15/26           242,602
      470 St Joseph Cnty, IN Econ Dev Rev
             Holy Cross Vlg Notre Dame Proj
             A ...........................................          6.000    05/15/38           492,856
    1,500 Vigo Cnty, IN Hosp Auth Rev
             Union Hosp Inc (Acquired
             06/27/07, Cost
             $1,495,230) (c)(g) ..........................          5.800    09/01/47         1,512,480
    2,000 Vigo Cnty, IN Hosp Auth Rev
             Union Hosp Inc (Acquired
             06/27/07, Cost
             $1,993,840) (c)(g) ..........................          5.750    09/01/42         2,016,680
    4,000 Vigo Cnty, IN Hosp Auth Rev
             Union Hosp Inc (Acquired
             06/27/07, Cost
             $4,000,000) (c)(g) ..........................          5.700    09/01/37         4,039,600
                                                                                        ---------------
                                                                                             22,179,198
                                                                                        ---------------
          IOWA 1.5%
    1,000 Bremer Cnty, IA Retirement Fac
             Rev Bartels Lutheran Ser A ..................          5.375    11/15/27         1,014,750

    3,635 Des Moines IA Multi-family Hsg
             Rev Rfdg Luther Pk Apts Inc
             Ser A (Acquired 04/05/07, Cost
             $3,635,000) (c)(d) ..........................          5.300    12/01/36         3,573,678
    2,000 Estherville, IA Hosp Rev Avera
             Holy Family Proj ............................          6.250    07/01/26         2,104,200
      375 Evansdale, IA Hlthcare Westn
             Home Proj (d) ...............................          6.000    11/01/26           381,754
    3,400 Evansdale, IA Hlthcare Westn
             Home Proj Ser A (d) .........................          6.000    11/01/26         3,443,690
    3,250 Iowa Fin Auth Hlth Fac Dev Rev
             Care Initiatives Proj Ser A .................          5.500    07/01/25         3,341,747
      500 Iowa Fin Auth Retirement Cmnty
             Friendship Haven Proj Ser A .................          5.750    11/15/19           501,335
      500 Iowa Fin Auth Retirement Cmnty
             Friendship Haven Proj Ser A .................          6.000    11/15/24           505,075
      800 Iowa Fin Auth Retirement Cmnty
             Friendship Haven Proj Ser A .................          6.125    11/15/32           819,000
      350 Iowa Fin Auth Sr Hsg Rev Rfdg
             Bethany Life Cmnty Proj A ...................          5.450    11/01/26           347,823
    1,000 Iowa Fin Auth Sr Hsg Rev Rfdg
             Bethany Life Cmnty Proj A ...................          5.550    11/01/41           995,660
    2,250 Iowa Fin Auth Sr Living Fac Rev
             Deerfield Ret Cmnty Inc A ...................          5.250    11/15/37         2,276,460
    2,000 Iowa Fin Auth Sr Living Fac Rev
             Deerfield Ret Cmnty Inc A ...................          5.500    11/15/27         2,033,080
    1,000 Polk Cnty, IA Hlthcare Fac Rev
             Luther Pk Hlth Ctr Inc Proj .................          6.150    10/01/36         1,021,080
    2,000 Pottawattamie Cnty IA Rev
             Rfdg Christian Homes Inc Ser E ..............          5.750    05/15/31         2,022,380
                                                                                        ---------------
                                                                                             24,381,712
                                                                                        ---------------
                   KANSAS 0.7%
    1,000 Lenexa, KS Hlthcare Fac Rev
             Lakeview Vlg Inc Ser B (d) ..................          6.250    05/15/26         1,020,420
    1,700 Lenexa, KS Hlthcare Fac Rev
             Rfdg & Impt .................................          5.375    05/15/27         1,729,223

    2,000 Manhattan, KS Hlthcare Fac Rev
             Meadowlark Hills Retirement Ser
             A ...........................................          5.000    05/15/24         1,955,300
    1,500 Manhattan, KS Hlthcare Fac Rev
             Meadowlark Hills Retirement Ser
             A ...........................................          5.000    05/15/36         1,435,665
    1,000 Olathe, KS Sr Living Fac Rev
             Catholic Care Campus Inc Ser
             A ...........................................          6.000    11/15/26         1,057,950
    1,000 Olathe, KS Sr Living Fac Rev
             Catholic Care Campus Inc Ser
             A ...........................................          6.000    11/15/38         1,058,260
    1,500 Overland Pk, KS Dev Corp Rev
             First Tier Overland Pk Ser A ................          7.375    01/01/32         1,622,100
    1,570 Overland Pk, KS Trans Dev Dist
             Spl Assmt Grass Creek Proj ..................          5.125    09/01/28         1,575,228
                                                                                        ---------------
                                                                                             11,454,146
                                                                                        ---------------
          LOUISIANA 1.0%
    2,978 Lakeshore Vlg Master Cmnty Dev
             Dist LA Spl Assmt ...........................          5.250    07/01/17         2,922,401
    1,955 Louisiana Hsg Fin Agy Rev Azalea
             Estates Rfdg Ser A (GNMA
             Collateralized) (AMT) .......................          5.375    10/20/39         2,000,063
    4,100 Louisiana Loc Govt Environment
             Fac Cmnty Dev Auth Rev
             Hlthcare Saint James Place
             Rfdg Ser A ..................................          7.000    11/01/25         4,243,090
    1,800 Louisiana Loc Govt Environment
             Fac Cmnty Dev Auth Rev
             Hlthcare Saint James Place
             Rfdg Ser A ..................................          7.000    11/01/29         1,861,578
    1,500 Louisiana Pub Fac Auth Rev
             Progressive Hlthcare ........................          6.375    10/01/20         1,523,400
    1,000 Louisiana Pub Fac Auth Rev
             Progressive Hlthcare ........................          6.375    10/01/28         1,013,530

    2,805 Louisiana St Univ & Agric &
             Mechanical College Univ Rev
             Master Agreement (Acquired
             11/30/98, Cost $2,805,147) (c) ..                      5.750    10/30/18         2,807,587
                                                                                        ---------------
                                                                                             16,371,649
                                                                                        ---------------
          MARYLAND 1.7%
    1,000 Baltimore Cnty, MD Mtg Rev
             Shelter Elder Care Ser A ........                      7.250    11/01/29         1,035,460
    1,500 Brunswick, MD Spl Oblg
             Brunswick Crossing Spl Taxing ...                      5.500    07/01/36         1,519,650
    4,000 Frederick Cnty, MD Spl Oblig
             Urbana Cmnty Dev Auth Ser A .....                      5.950    07/01/30         4,083,680
      985 Frederick Cnty, MD Spl Oblig
             Urbana Cmnty Dev Auth Ser B .....                      6.250    07/01/30         1,005,645
    1,500 Howard Cnty Md Retirement Rfdg
             Vantage House Fac Ser A .........                      5.250    04/01/27         1,503,405
    1,000 Howard Cnty Md Retirement Rfdg
             Vantage House Fac Ser A .........                      5.250    04/01/33         1,002,270
    1,500 Howard Cnty Md Retirement Rfdg
             Vantage House Fac Ser B .........                      5.250    04/01/37         1,503,405
      230 Maryland St Econ Dev Corp Air
             Cargo Rev Afco Cargo BWI II
             LLC Proj (AMT) ..................                      6.250    07/01/07           230,007
    1,160 Maryland St Econ Dev Corp MD
             Golf Course Sys (Prerefunded
             @ 06/01/11) .....................                      8.250    06/01/28         1,328,293
    1,500 Maryland St Econ Dev Corp Sr
             Lien Proj Chesapeake Bay
             Ser B ...........................                      5.250    12/01/31         1,519,410
    1,540 Maryland St Hlth & Higher Ed
             Calvert Hlth Sys ................                      5.500    07/01/36         1,624,561
    1,500 Maryland St Hlth & Higher Ed Fac
             Auth Rev Washington Christian
             Academy .........................                      5.500    07/01/38         1,508,265
    1,000 Maryland St Hlth & Higher Ed
             Medstar Hlth Rfdg ...............                      5.500    08/15/33         1,044,230

    3,000 Montgomery Cnty, MD Econ Dev
             Editorial Proj In Ed Ser A
             (Acquired 09/28/98, Cost
             $3,000,000) (c) .............................          6.400    09/01/28         2,646,390
    2,863 Prince Georges Cnty, MD Rev
             (Prerefunded @ 10/01/07) (e) ................          7.000    04/01/16         2,883,528
    1,000 Westminster, MD Econ Dev
             Carroll Lutheran Vlg Ser A ..................          6.000    05/01/24         1,038,180
    1,500 Westminster, MD Econ Dev
             Carroll Lutheran Vlg Ser A ..................          6.250    05/01/34         1,581,165
                                                                                        ---------------
                                                                                             27,057,544
                                                                                        ---------------
          MASSACHUSETTS 2.0%
    1,000 Massachusetts St Dev Fin Agy
             Briarwood Ser B (Prerefunded
             @ 12/01/10) .................................          8.000    12/01/22         1,132,170
      250 Massachusetts St Dev Fin Agy
             Rev Evergreen Ctr Inc .......................          5.000    01/01/24           244,370
      500 Massachusetts St Dev Fin Agy
             Rev Evergreen Ctr Inc .......................          5.500    01/01/35           511,245
      695 Massachusetts St Dev Fin Agy
             Rev Gtr Lynn Mental Hlth
             (Prerefunded @ 06/01/08)
             (Acquired 07/27/00, Cost
             $695,000) (c) ...............................          7.750    06/01/18           730,987
    1,880 Massachusetts St Dev Fin Agy
             Rev Hillcrest Ed Ctr Inc ....................          6.375    07/01/29         1,916,134
    2,845 Massachusetts St Dev Fin Agy
             Rev Hlthcare Fac Alliance Ser
             A ...........................................          7.100    07/01/32         2,954,561
    1,000 Massachusetts St Dev Fin Agy
             Rev MCHSP Human Svc
             Providers Ser A (Prerefunded @
             07/01/10) ...................................          8.000    07/01/20         1,114,920
    3,585 Massachusetts St Dev Fin Agy
             Rev New England Ctr For
             Children ....................................          6.000    11/01/19         3,678,461

    5,000 Massachusetts St Dev Fin Agy
             Rev Rfdg First Mtg Reeds Accd
             Invt ........................................          5.750    10/01/31         4,963,300
    3,100 Massachusetts St Hlth & Ed Fac
             Auth Rev Civic Invt Ser B
             (Prerefunded @ 12/15/12) ....................          9.150    12/15/23         3,850,572
      891 Massachusetts St Hlth & Ed Fac
             Nichols College Issue Ser C .................          6.000    10/01/17           934,917
    1,000 Massachusetts St Hlth & Ed Fac
             Northn Berkshire Hlth Ser B .................          6.250    07/01/24         1,058,890
    1,000 Massachusetts St Hlth & Ed
             Milford Reg Med Ser E .......................          5.000    07/15/32           985,230
      515 Massachusetts St Indl Fin Agy
             Rev First Mtg GF/Pilgrim Inc
             Proj ........................................          6.500    10/01/15           475,608
    2,000 Massachusetts St Indl Fin Agy
             Rev First Mtg GF/Pilgrim Inc
             Proj ........................................          6.750    10/01/28         1,751,660
    1,940 Massachusetts St Indl Fin Agy
             Rev First Mtg Reeds Landing
             Proj (Prerefunded @
             10/01/08) (j) ...............................      7.45/7.55    10/01/28         2,072,502
       65 Massachusetts St Indl Fin Agy
             Rev Gtr Lynn Mental Hlth
             (Acquired 06/24/98, Cost
             $65,000) (c)(h) .............................          6.200    06/01/08            66,223
    2,130 Massachusetts St Indl Fin Agy
             Rev Gtr Lynn Mental Hlth
             (Prerefunded @ 06/01/08)
             (Acquired 06/24/98, Cost
             $2,130,000) (c) .............................          6.375    06/01/18         2,214,454
    2,200 Massachusetts St Indl Fin Agy
             Rev Swr Fac Res Ctl
             Composting (AMT) (Acquired
             08/10/89, Cost $2,200,000)(c) ...............          9.250    06/01/10         2,235,596
                                                                                        ---------------
                                                                                             32,891,800
                                                                                        ---------------

            MICHIGAN 3.6%
      2,500 Chelsea, MI Econ Dev Corp Rev
               Utd Methodist Retirement Rfdg..............          5.400    11/15/27          2,498,300
        795 Detroit, MI Loc Dev Fin Auth Tax
               Increment Sub Ser C (Acquired
               09/08/97, Cost $795,000) (c)...............          6.850    05/01/21            811,782
        775 East Lansing MI Econ Dev Corp
               Ltd Oblig Rev 1st Mtg Burcham
               Hills B1  .................................          5.250    07/01/37            758,609
      1,000 Gaylord, MI Hosp Fin Auth Ltd
               Oblig Rev Otsego Mem Hosp
               Rfdg  .....................................          6.500    01/01/31          1,049,540
      1,700 Hillsdale, MI Hosp Fin Hillsdale
               Cmnty Hlth Ctr  ...........................          5.000    05/15/13          1,680,756
      4,000 Kent Hosp Fin Auth MI Rev Metro
               Hosp Proj Ser A  ..........................          6.250    07/01/40          4,388,720
      1,595 Meridian, MI Econ Dev Corp Ltd
               Oblig Rev Rfdg 1st Mtg
               Burcham Hills A1  .........................          5.250    07/01/26          1,568,635
      2,735 Michigan St Hosp Fin Auth Rev
               Hosp Pontiac Osteopathic Rfdg
               Ser A  ....................................          6.000    02/01/14          2,735,820
      1,500 Michigan St Hosp Fin Auth Rev
               Hosp Pontiac Osteopathic Rfdg
               Ser A  ....................................          6.000    02/01/24          1,500,420
      2,000 Michigan St Hosp Fin Auth Rev
               Presbyterian Vlg Rfdg  ....................          5.500    11/15/35          2,049,160
     13,380 Michigan St Hosp Fin Auth Rev
               Henry Ford Hlth Sys Rfdg Ser
                A (f)  ...................................          5.250    11/15/46         13,640,241
     20,660 Wayne Cnty, MI Arpt Auth Rev
               Detroit Metro Wayne Cnty Arpt (f)..........          5.250    12/01/24         21,647,032
      5,120 Wenonah Pk Ppty Inc Bay City
               Hotel Rev Bd  .............................          7.500    04/01/33          4,281,293
                                                                                        ----------------
                                                                                              58,610,308
                                                                                        ----------------

          MINNESOTA 6.3%
      700 Aitkin, MN Hlth Care Fac Rfdg
             Riverwood Hlthcare Ctr  .....................          5.500    02/01/24           714,847
    2,540 Aitkin, MN Hlth Care Fac Rfdg
             Riverwood Hlthcare Ctr  .....................          5.600    02/01/32         2,599,461
    2,000 Aitkin, MN Hlth Fac Rev
             Riverwood Hlthcare Ctr Proj
             (Prerefunded @ 02/01/11)  ...................          7.750    02/01/31         2,239,660
    1,000 Cambridge, MN Hsg & Hlthcare
             Fac Rev Grandview West Proj
             Ser B  ......................................          6.000    10/01/33         1,001,970
    2,000 Carlton, MN Hlth & Hsg Fac Inter
             Faith Social Svc Inc Proj
             (Prerefunded @ 04/01/10)  ...................          7.500    04/01/19         2,194,960
    2,000 Carlton, MN Hlth & Hsg Fac Inter
             Faith Social Svc Inc Proj
             (Prerefunded @ 04/01/10)  ...................          7.750    04/01/29         2,211,500
    2,700 Carlton, MN Hlthcare & Hsg Fac Rev
             Rfdg Inter Faith Care Ctr Proj...............          5.700    04/01/36         2,737,044
    2,000 Crookston,MN Hlthcare Fac Rev
             Rfdg Riverview Hlth Proj  ...................          5.300    05/01/32         1,972,660
    2,250 Cuyuna Range Hosp Dist MN Hlth
             Fac Gross Rev  ..............................          5.500    06/01/35         2,323,485
    2,100 Dakota Cnty, MN Cmnty Dev Agy
             Multi-Family Hsg Rev Commons
             On Marice Proj Rfdg Ser A  ..................          5.000    05/01/42         1,977,990
      675 Duluth, MN Econ Dev Auth
             Hlthcare Fac Rev Saint Lukes
             Hosp  .......................................          6.000    06/15/12           702,844
    1,500 Duluth, MN Econ Dev Auth
             Hlthcare Fac Rev Saint Lukes
             Hosp  .......................................          7.250    06/15/32         1,645,905
    2,000 Glencoe, MN Hlthcare Fac Rev
             (Prerefunded @ 04/01/11)  ...................          7.500    04/01/31         2,232,580
    6,695 Minneapolis & St Paul MN Metro
             Arpt Rev Sub Ser B (AMT) (f).................          5.000    01/01/21         6,877,790
    7,385 Minneapolis & St Paul MN Metro
             Arpt Rev Sub Ser B (AMT) (f).................          5.000    01/01/23         7,586,629

    1,400 Minneapolis, MN Student Hsg Rev
             Riverton Cmnty Hsg Proj Ser A................          5.600    08/01/26         1,401,988
    3,100 Minneapolis, MN Student Hsg Rev
             Riverton Cmnty Hsg Proj Ser A................          5.700    08/01/40         3,099,349
    1,000 Minneapolis, MN Tax Increment
             Rev Ivy Tower Proj  .........................          5.700    02/01/29         1,012,470
      900 Minnesota Agric & Econ Dev Brd
             Rev Hlthcare Benedictine Proj
             Ser A  ......................................          5.500    08/01/23           900,162
      875 Minnesota Agric & Econ Dev Brd
             Rev Hlthcare Benedictine Proj
             Ser A  ......................................          5.750    02/01/30           884,310
    3,770 Moorhead, MN Sr Hsg Rev
             Sheyenne Crossing Proj  .....................          5.650    04/01/41         3,788,511
    2,150 New Ulm, MN Econ Dev Auth
             Hadc Ridgeway Proj Rfdg Ser A
             (GTY AGMT)  .................................          6.000    06/01/41         2,181,197
      875 New Ulm, MN Econ Dev Auth
             Hadc Ridgeway Proj Rfdg Ser A
             (GTY AGMT)  .................................          5.750    06/01/28           884,896
      850 Northwest, MN Multi-Cnty Hsg &
             Redev Auth Govt Hsg Rev
             Pooled Hsg Prog Rfdg  .......................          5.250    07/01/26           832,490
    2,340 Northwest, MN Multi-Cnty Hsg &
             Redev Auth Govt Hsg Rev
             Pooled Hsg Prog Rfdg  .......................          5.450    07/01/41         2,295,610
    2,500 Northwest, MN Multi-Cnty Pooled
             Hsg Prog Rfdg Ser A  ........................          6.250    07/01/40         2,535,300
    1,500 Oakdale, MN Rev Sr Hsg Oak
             Meadows Proj Rfdg  ..........................          6.250    04/01/34         1,559,160
    2,450 Oronoco, MN Multi-Family Hsg
             Rev Wedum Shorewood
             Campus Proj Rfdg  ...........................          5.400    06/01/41         2,438,559
    1,350 Park Rapids, MN Hsg Hlth Fac
             Cdl Homes LLC Proj (k) ......................          6.030    08/01/36         1,357,034
    1,100 Pine City, MN Lease Rev Lakes
             Intl Language Academy Ser A..................          6.250    05/01/35         1,110,659

    2,000 Prior Lake, MN Sr Hsg Rev
             Shepards Path Ser B  ........................          5.700    08/01/36         2,042,540
    2,000 Prior Lake, MN Sr Hsg Rev
             Shepards Path Ser B  ........................          5.750    08/01/41         2,020,740
    1,425 Ramsey, MN Lease Rev Pact
             Charter Sch Proj Ser A  .....................          6.750    12/01/33         1,518,679
    1,500 Saint Cloud, MN Hsg & Redev
             Auth Sterling Heights Apt Proj
             (AMT)  ......................................          7.550    04/01/39         1,562,775
    2,355 Saint Louis Pk, MN Rev
             Roitenberg Family Asstd Proj
             Rfdg  .......................................          5.700    08/15/41         2,389,430
    1,000 Saint Paul, MN Hsg & Redev Auth
             Higher Ground Academy Rfdg
             Ser A  ......................................          6.625    12/01/23         1,059,270
      400 Saint Paul, MN Hsg & Redev Auth
             Hmong Academy Proj Ser A  ...................          5.750    09/01/26           408,104
    5,000 Saint Paul, MN Hsg & Redev Auth
             Hosp Rev Hlth East Proj  ....................          6.000    11/15/35         5,393,500
    2,185 Saint Paul, MN Hsg & Redev Auth
             Lease Rev Hope Cmnty
             Academy Proj  ...............................          6.250    12/01/33         2,238,095
    1,000 Saint Paul, MN Hsg & Redev
             Cmnty of Peace Academy Proj
             Ser A (Prerefunded @
             12/01/10)  ..................................          7.875    12/01/30         1,135,890
    1,250 Saint Paul, MN Port Auth Lease
             Rev Hltheast Midway Campus
             03 Ser A  ...................................          5.875    05/01/30         1,282,213
      700 Saint Paul, MN Port Auth Lease
             Rev Hltheast Midway Campus
             03 Ser B  ...................................          6.000    05/01/30           719,292
    1,000 Shakopee, MN Hlthcare Saint
             Francis Regl Med Ctr  .......................          5.250    09/01/34         1,014,540
    4,000 St Paul, MN Hsg & Redev Auth
             Hlthcare Fac Rev Hlth Partners
             Oblig Grp Proj  .............................          5.250    05/15/36         4,051,480

    1,000 St Paul, MN Hsg & Redev Auth
             Lease Rev Hmong Academy Proj
             Ser A  ......................................          6.000    09/01/36         1,022,180
    1,000 St Paul, MN Hsg & Redev Auth
             Rfdg Marian Ctr Proj A  .....................          5.300    11/01/30           990,670
    2,225 St Paul, MN Hsg & Redev Auth
             Rfdg Marian Ctr Proj A  .....................          5.375    05/01/43         2,200,392
    2,250 St Paul, MN Port Auth Hotel Fac
             Rev Radisson Kellogg Proj Ser
             2 (Prerefunded @ 08/01/08)...................          7.375    08/01/29         2,399,242
    1,000 Vadnais Heights, MN Lease Rev
             Agric & Food Sciences Ser A..................          6.375    12/01/24         1,011,570
    1,000 Vadnais Heights, MN Lease Rev
             Agric & Food Sciences Ser A..................          6.600    12/01/34         1,010,050
    1,450 Winona, MN Hlthcare Winona
             Hlth Ser A  .................................          6.000    07/01/34         1,553,167
                                                                                        ---------------
                                                                                            102,324,839
                                                                                        ---------------
          MISSISSIPPI 0.2%
      615 Mississippi Bus Fin Corp (AMT)..................          7.250    07/01/34           669,157
    1,800 Mississippi Home Corp Rev Grove
             Apts Proj Ser 1 (AMT)  ......................          6.250    04/01/37         1,819,944
                                                                                        ---------------
                                                                                              2,489,101
                                                                                        ---------------
          MISSOURI 3.0%
    1,000 Branson Hills Infrastructure Fac
             Cmnty Impt Dist MO Spl Ser A.................          5.500    04/01/22         1,001,780
    1,000 Branson Hills Infrastructure Fac
             Cmnty Impt Dist MO Spl Ser A.................          5.500    04/01/27           988,630
    3,000 Branson, MO Regl Arpt Transn
             Dev Dist Arpt Rev Ser B (AMT)................          6.000    07/01/37         2,978,940
    1,500 Carthage, MO Hosp Rev ..........................          5.875    04/01/30         1,524,465
    8,500 Carthage, MO Hosp Rev ..........................          6.000    04/01/38         8,670,000
    1,250 Cole Cnty, MO Indl Dev Auth Sr
             Living Fac Rev Lutheran Svc
             Heisinger Proj  .............................          5.500    02/01/35         1,298,150
      910 Fenton, MO Tax Increment Rev &
             Impt Gravois Bluffs Proj Rfdg
             (Prerefunded @ 10/01/12)  ...................          6.125    10/01/21           999,644
      960 Fenton, MO Tax Increment Rev &
             Impt Gravois Bluffs Proj Rfdg
             (Prerefunded @ 10/01/11)  ...................          7.000    10/01/21         1,079,501


    1,300 Ferguson, MO Tax Increment Rev
             Crossings at Halls Ferry Proj................          5.000    04/01/17         1,269,996
    2,590 Hermann, MO Area Hosp Dist
             Hosp Rev  ...................................          5.100    09/01/31         2,530,352
    3,000 Joplin, MO Indl Dev Auth Hlth Fac
             Rev Freeman Hlth Sys Proj  ..................          5.500    02/15/29         3,142,530
    2,000 Kansas City, MO Indl Dev Auth
             First Mtg Bishop Spencer Ser
             A  ..........................................          6.250    01/01/24         2,094,980
    1,500 Kansas City, MO Indl Dev Auth
             First Mtg Bishop Spencer Ser
             A  ..........................................          6.500    01/01/35         1,579,920
      968 Kansas City, MO Indl Dev Auth
             Multi-Family Hsg Rev
             Brentwood Manor Apt Proj Ser B
             (AMT)  ......................................          7.250    10/15/38           999,973
    3,000 Kansas City, MO Indl Dev Plaza
             Lib Proj  ...................................          5.900    03/01/24         3,012,180
    1,753 Kansas City, MO Multi-Family Hsg
             Rev Northwoods Apts Proj Ser
             A (AMT)  ....................................          6.450    05/01/40         1,843,139
    2,220 Nevada, MO Hosp Rev Nevada
             Regl Med Ctr (Prerefunded @
             10/01/11)  ..................................          6.750    10/01/22         2,464,711
    2,750 Saint Joseph, MO Indl Dev Auth
             Hlthcare Rev Living Cmnty Saint
             Joseph Proj  ................................          7.000    08/15/32         2,767,737
      500 Saint Joseph, MO Indl Dev Auth
             Tax Increment Rev Shoppes at
             North Vlg Proj Ser A  .......................          5.100    11/01/19           498,560
    1,000 Saint Joseph, MO Indl Dev Auth
             Tax Increment Rev Shoppes at
             North Vlg Proj Ser A  .......................          5.500    11/01/27         1,015,290

    4,720 Saline Cnty, MO Indl Dev Auth
             Hlth Fac Rev (Acquired
             01/12/99, Cost $4,629,292) (c)...............          6.500    12/01/28         4,843,428
    1,000 Sikeston, MO Elec Rev Rfdg
             (MBIA Insd)  ................................          6.000    06/01/15         1,130,050
      675 St Louis Cnty MO Indl Dev Auth
             Hlth Fac Rev Rfdg Ranken
             Jordan Proj  ................................          5.000    11/15/27           666,050
                                                                                        ---------------
                                                                                             48,400,006
                                                                                        ---------------
          MONTANA 0.2%
    1,000 Montana Fac Fin Auth Rev Sr
             Living Saint Johns Lutheran Ser
             A  ..........................................          6.000    05/15/25         1,025,500
    2,000 Montana Fac Fin Auth Rev Sr
             Living Saint Johns Lutheran Ser
             A  ..........................................          6.125    05/15/36         2,075,200
                                                                                        ---------------
                                                                                              3,100,700
                                                                                        ---------------
          NEVADA 1.0%
    3,500 Clark Cnty, NV Indl Dev
             Southwest Gas Corp Proj Ser
             D1 (FGIC Insd) (AMT)  .......................          5.250    03/01/38         3,633,945
    2,400 Director St NV Dept Business &
             Industry Las Vegas Monorail
             Proj Second Tier  ...........................          7.375    01/01/40         2,508,816
    3,000 Henderson, NV Hlthcare Fac Rev
             Catholic Hlthcare West Ser A.................          5.625    07/01/24         3,145,770
      980 Las Vegas, NV Loc Impt Bds Spl
             Impt Dist No 607  ...........................          6.000    06/01/19         1,013,065
    5,425 Reno, NV Redev Agy Tax Alloc
             Sub Lien Ser C  .............................          5.400    06/01/27         5,426,790
                                                                                        ---------------
                                                                                             15,728,386
                                                                                        ---------------
          NEW HAMPSHIRE 0.4%
    1,500 New Hampshire Hlth & Ed Fac
             Auth Rev Hlthcare Sys
             Covenant Hlth  ..............................          5.500    07/01/34         1,560,030
    1,690 New Hampshire Hlth & Ed Fac
             Auth Rev Huntington at Nashua
             Ser A  ......................................          6.875    05/01/33         1,827,820

    1,500 New Hampshire Hlth & Ed Fac
             Speare Mem Hosp  ............................          5.875    07/01/34         1,559,145
    1,000 New Hampshire St Business Fin
             Auth Rev Alice Peck Day Hlth
             Sys Ser A (Prerefunded @
             10/01/09)  ..................................          6.875    10/01/19         1,050,630
                                                                                        ---------------
                                                                                              5,997,625
                                                                                        ---------------
          NEW JERSEY 2.5%
    1,000 Middlesex Cnty, NJ Pollutn Ctl
             Amerada Rfdg  ...............................          6.050    09/15/34         1,074,090
    2,000 New Jersey Econ Dev Auth Cedar
             Crest Vlg Inc Fac Ser A
             (Prerefunded @ 11/15/08)  ...................          7.000    11/15/16         2,078,580
    2,500 New Jersey Econ Dev Auth Econ
             Dev Rev Utd Methodist Homes
             Ser A1  .....................................          6.000    07/01/18         2,681,375
    2,000 New Jersey Econ Dev Auth First
             Mtg Franciscan Oaks Proj  ...................          5.700    10/01/17         2,034,180
    1,230 New Jersey Econ Dev Auth First
             Mtg Lions Gate Proj A  ......................          5.875    01/01/37         1,261,316
      750 New Jersey Econ Dev Auth First
             Mtg Seashore Gardens Proj  ..................          5.300    11/01/26           752,243
      900 New Jersey Econ Dev Auth First
             Mtg Seashore Gardens Proj  ..................          5.375    11/01/36           911,205
    1,000 New Jersey Econ Dev Auth
             Retirement Cmnty Rev Ser A
             (Prerefunded @ 11/15/08)  ...................          8.125    11/15/18         1,051,830
    1,000 New Jersey Econ Dev Auth
             Retirement Cmnty Rev Ser A
             (Prerefunded @ 11/15/10)  ...................          8.000    11/15/15         1,129,990
    1,440 New Jersey Econ Dev Auth
             Retirement Cmnty Rev Ser A
             (Prerefunded @11/15/10)  ....................          8.125    11/15/23         1,632,427
      710 New Jersey Econ Dev Auth Rev
             First Mtg Lions Gate Proj A..................          5.750    01/01/25           725,606
    1,285 New Jersey Econ Dev Auth Rev
             Kullman Assoc Proj Ser A
             (AMT)  ......................................          6.125    06/01/18         1,206,294


    2,000 New Jersey Econ Dev Auth Rev
             Sr Living Fac Esplanade Bear
             (AMT)  ......................................          7.000    06/01/39         1,495,180
    1,500 New Jersey Econ Dev Auth Sr
             Mtg Arbor Glan Proj Ser A  ..................          6.000    05/15/28         1,538,370
    3,500 New Jersey Econ Dev Auth Utd
             Methodist Homes NJ Oblig  ...................          5.750    07/01/29         3,565,065
      900 New Jersey Hlthcare Fac Fin Auth
             Rev Avalon at Hillsborough Ser
             A (AMT)  ....................................          6.375    07/01/25           910,737
      575 New Jersey Hlthcare Fac Fin Auth
             Rev Avalon at Hillsborough Ser
             A (AMT)  ....................................          6.625    07/01/35           582,740
    8,840 New Jersey Hlthcare Fac Fin Auth
             Rev Cap Apprec St Barnabas
             Hlth Ser B  .................................            *      07/01/35         1,841,814
    7,780 New Jersey Hlthcare Fac Fin Auth
             Rev Cap Apprec St Barnabas
             Hlth Ser B  .................................            *      07/01/36         1,528,303
    7,155 New Jersey Hlthcare Fac Fin Auth
             Rev Cap Apprec St Barnabas
             Hlth Ser B  .................................            *      07/01/37         1,328,898
    3,225 New Jersey Hlthcare Fac Fin Auth
             Rev Cap Hlth Sys Oblig Grp Ser
             A  ..........................................          5.375    07/01/33         3,300,497
      595 New Jersey Hlthcare Fac Fin Auth
             Rev Raritan Bay Med Ctr Issue
             Rfdg  .......................................          7.250    07/01/14           612,939
    4,740 New Jersey Hlthcare Fac Fin Auth
             Rev St Barnabas Hlthcare Sys
             Ser B  ......................................            *      07/01/34         1,047,208
    3,000 New Jersey Hlthcare Fac Fin Inst
             Inc Cherry Hill Proj  .......................          8.000    07/01/27         3,049,080
      970 New Jersey St Ed Fac Auth Rev
             Felician College of Lodi Ser D
             (Acquired 11/07/97, Cost
             $970,000) (c) ...............................          7.375    11/01/22           999,478


    2,000 Tobacco Settlement Fin Corp NJ
             Ser 1A  .....................................          5.000    06/01/29         1,934,000
                                                                                        ---------------
                                                                                             40,273,445
                                                                                        ---------------
          NEW MEXICO 0.6%
    4,010 Albuquerque, NM Retirement Fac
             Rev La Vida Llena Proj Rfdg Ser
             B  ..........................................          6.600    12/15/28         4,160,656
    1,505 Cabezon Pub Impt Dist NM Spl
             Leverage Rev  ...............................          6.000    09/01/24         1,560,760
      991 New Mexico Hsg Auth Region lll
             Sr Brentwood Gardens Apt Ser
             A (AMT)  ....................................          6.850    12/01/31         1,063,175
    2,000 New Mexico St Hosp Equip Ln
             Council Hosp Rev Rehoboth
             Proj Rfdg Ser A  ............................          5.250    08/15/26         1,950,400
      750 Ventana West Pub Impt Dist NM ..................          6.875    08/01/33           803,235
                                                                                        ---------------
                                                                                              9,538,226
                                                                                        ---------------
          NEW YORK 6.0%
    1,000 Amherst, NY Indl Dev Agy Civic
             Beechwood Hlth Care Ctr Inc..................          5.200     01/01/40          994,710
      950 Bethlehem, NY Indl Dev Agy Sr
             Hsg Rev Van Allen Proj Ser A
             (Prerefunded @ 06/01/09)  ...................          6.875     06/01/39        1,021,991
    1,000 Brookhaven, NY Indl Dev Agy
             Mem Hosp Med Ctr Inc Ser A
             (Prerefunded @ 11/15/10)  ...................          8.125     11/15/20        1,128,560
    1,400 Brookhaven, NY Indl Dev Agy Sr
             Residential Hsg Rev Woodcrest
             Estates Fac Ser A (AMT)  ....................          6.375     12/01/37        1,438,108
    1,000 Dutchess Cnty, NY Indl Dev Agy Civic
             Fac Rev Elant Fishkill Inc Ser A.............          5.250     01/01/37          993,760
    3,330 Dutchess Cnty, NY Indl Dev Agy
             Saint Francis Hosp Rfdg Ser A................          7.500     03/01/29        3,670,226
    1,700 East Rochester, NY Hsg Auth
             Rev Sr Living Woodland Vlg
             Proj Rfdg  ..................................          5.500     08/01/33        1,731,722

    2,000 Erie Cnty, NY Indl Dev Agy Rev
             Orchard Pk CCRC Inc Proj Ser
             A  ..........................................          6.000    11/15/36         2,108,320
    1,080 Genesee Cnty, NY Indl Dev Agy
             Civic Fac Rev United Mem Med
             Ctr Proj  ...................................          5.000    12/01/32         1,042,297
    1,840 Monroe Cnty, NY Indl Dev Agy
             Woodland Vlg Proj (Prerefunded
             @ 11/15/10)  ................................          8.000    11/15/15         2,046,374
   15,000 New York City Indl Dev Agy Rev
             Liberty 7 World Trade Ctr Ser
             A  ..........................................          6.250    03/01/15        15,773,400
   15,400 New York City Indl Dev Agy Rev
             Liberty 7 World Trade Ctr Ser
             A  ..........................................          6.500    03/01/35        16,249,002
   17,780 New York City, NY Indl Dev Agy
             Liberty 7 World Trade Ctr Ser
             A (f)  ......................................          6.250    03/01/15        18,696,737
    2,975 New York City Ser A  ...........................          7.000    08/01/07         2,982,824
    2,500 New York St Energy Resh & Dev
             Auth Gas Fac Rev (n) ........................          8.822    04/01/20         2,679,550
    1,935 Saratoga Cnty, NY Indl Dev Agy
             Sr Hsg Rev Highpointe at Malta
             Proj Ser A (Prerefunded @
             06/01/09)  ..................................          6.875    06/01/39         2,094,657

    2,500 Seneca Nation Indians Cap Impts
             Auth NY Spl Oblig Ser A
             (Acquired 04/24/07, Cost
             $2,485,925) (c)(i) ..........................          5.000    12/01/23         2,482,750
    1,000 Suffolk Cnty, NY Indl Dev Agy Continuing
             Care Retirement Cmnty Rev Ser A
             (Prerefunded @ 11/01/09)  ...................          7.250    11/01/28         1,094,400
    2,875 Suffolk Cnty, NY Indl Dev Agy
             Eastn Long Is Hosp Assoc Ser
             A  ..........................................          7.750    01/01/22         3,078,090
    1,000 Suffolk Cnty, NY Gurwin Jewish
             Phase II  ...................................          6.700    05/01/39         1,084,500
    4,000 Suffolk Cnty, NY Indl Dev Agy
             Medford Hamlet Asstd Living
             Proj (AMT)  .................................          6.375    01/01/39         4,066,720
    1,445 Suffolk Cnty, NY Indl Dev Agy
             Peconic Landing Ser A  ......................          8.000    10/01/20         1,586,740
    1,280 Suffolk Cnty, NY Indl Dev Agy
             Spellman High Voltage Fac Ser
             A (AMT)  ....................................          6.375    12/01/17         1,289,165
    1,000 Syracuse, NY Indl Dev Agy Rev
             First Mtg Jewish Home Ser A..................          7.375    03/01/31         1,062,430
    2,700 Ulster Cnty, NY Indl Dev Agy Civic
             Fac Rev Benedictine Hosp Proj
             Ser A (Prerefunded @
             06/01/09)  ..................................          6.450    06/01/24         2,842,803
    2,315 Utica, NY Indl Dev Agy Civic Utica
             College Civic Fac  ..........................          6.750    12/01/21         2,503,858
    1,000 Westchester Cnty, NY Indl Dev
             Hebrew Hosp Sr Hsg Inc Ser A.................          7.375    07/01/30         1,067,160
                                                                                        ---------------
                                                                                             96,810,854
                                                                                        ---------------
          NORTH CAROLINA   0.3%
    2,000 North Carolina Med Care Commn
             First Mtg Utd Methodist Homes
             (Prerefunded @ 10/01/09)  ...................          7.000    10/01/17         2,137,120

    2,600 North Carolina Med Care Commn
             Retirement Fac Rev First Mtg
             Ser A 05  ...................................          5.500    10/01/35         2,636,218
                                                                                        ---------------
                                                                                              4,773,338
                                                                                        ---------------
          NORTH DAKOTA 0.3%
    2,000 Grand Forks, ND Sr Hsg Rev Spl
             Term 4000 Vly Square Proj
             (Prerefunded @ 12/01/07)  ...................          6.250    12/01/34         2,017,560
      925 Grand Forks, ND Sr Hsg Rev Spl
             Term 4000 Vly Square Proj
             (Prerefunded @ 12/01/07)  ...................          6.375    12/01/34           932,955
    1,820 Traill Cnty, ND Hlthcare Rev
             Hillsboro Med Ctr  ..........................          5.500    05/01/42         1,780,087
                                                                                        ---------------
                                                                                              4,730,602
                                                                                        ---------------
          OHIO   3.5%
   10,200 Adams Cnty Hosp Fac Impt Rev
             Adams Cnty Hosp Proj  .......................          6.500    09/01/36        10,497,330
    5,000 Athens Cnty, OH Hosp Fac Rev
             Impt O'Bleness Mem Rfdg Ser
             A  ..........................................          7.125    11/15/33         5,419,950
    3,000 Cleveland-Cuyahoga Cnty, OH
             Spl Assmt/Tax Increment  ....................          7.000    12/01/18         3,256,680
    1,000 Cuyahoga Cnty, OH Hlthcare Fac
             Franciscan Cnty OH Inc Proj
             Ser C  ......................................          6.250    05/15/32         1,015,780
    1,760 Dayton, OH Spl Fac Rev Air Freight
             Cargo Day LLC Proj (AMT)  ...................          6.300    04/01/22         1,778,462
    7,510 Erie Cnty, OH Hosp Fac Rev
             Firelands Regl Med Ctr Ser A.................          5.625    08/15/32         7,863,496
    5,955 Franklin Cnty, OH Hlthcare Fac
             Rev Impt Lutheran Sr City Proj
             Rfdg (d) ....................................          6.125    12/15/28         5,902,179
    2,600 Franklin Cnty, OH Hlthcare Fac
             Rev Impt OH Presbyterian Svc
             Ser A  ......................................          5.125    07/01/35         2,614,404
    1,500 Lucas Cnty, OH Hlthcare & Impt
             Sunset Retirement Rfdg  .....................          6.500    08/15/20         1,583,835

      750 Lucas Cnty, OH Port Auth Rev
             Saint Mary Woods Proj Ser A..................          6.000    05/15/24           756,630
    2,250 Lucas Cnty, OH Port Auth Rev
             Saint Mary Woods Proj Ser A..................          6.000    05/15/34         2,255,805
    2,805 Madison Cnty, OH Hosp Impt Rev
             Madison Cnty Hosp Proj Rfdg
             (Prerefunded @ 08/01/08)  ...................          6.400    08/01/28         2,882,755
    4,340 Norwood, OH Tax Increment Rev
             Fin Cornerstone at Norwood...................          6.200    12/01/31         4,353,280
    7,000 Ohio Hsg Fin Agy Mtg Rev Amt
             Residential Mtg Bkd Secs A
             (GNMA Collateralized)
             (AMT) (g) ...................................          4.675    09/01/27         6,681,290
                                                                                        ---------------
                                                                                             56,861,876
                                                                                        ---------------
          OKLAHOMA   2.0%
    1,000 Citizen Potawatomi Nation, OK
             Ser A  ......................................          6.500    09/01/16         1,050,610
      430 Langston, OK Econ Dev Langston
             Cmnty Dev Corp Proj Ser A (h)................          7.000    08/01/10           447,965
    1,000 Langston, OK Econ Dev Langston
             Cmnty Dev Corp Proj Ser A
             (Prerefunded @ 08/01/10)  ...................          7.625    08/01/20         1,118,730
      750 Langston, OK Economic Dev
             Langston Cmnty Dev Corp Proj
             Ser A (Prerefunded @
             08/01/10)  ..................................          7.400    08/01/17           834,203
    1,000 Norman, OK Regl Hosp Auth
             Hosp Rev  ...................................          5.375    09/01/29         1,031,330
    3,000 Norman, OK Regl Hosp Auth
             Hosp Rev  ...................................          5.375    09/01/36         3,087,300
    2,000 Oklahoma Cnty, OK Fin Auth Rev
             Epworth Villa Proj Rfdg  ....................          6.000    04/01/18         2,037,800
      750 Oklahoma Cnty, OK Fin Auth Rev
             Epworth Villa Proj Rfdg Ser A................          5.700    04/01/25           766,830
    1,250 Oklahoma Cnty, OK Fin Auth Rev
             Epworth Villa Proj Rfdg Ser A................          5.875    04/01/30         1,294,837
    1,000 Oklahoma Cnty, OK Fin Auth Rev
             Epworth Villa Proj Rfdg Ser A................          7.000    04/01/25         1,021,060

    5,500 Oklahoma Cnty, OK Fin Auth Rev
             Retirement Fac Concordia Ser
             A  ..........................................          6.000    11/15/38         5,556,155
    1,500 Oklahoma Cnty, OK Fin Auth Rev
             Retirement Fac Concordia Ser
             A  ..........................................          6.125    11/15/25         1,527,390
    3,500 Oklahoma Dev Fin Auth Hosp Rev
             Great Plains Regl Med Ctr Proj...............          5.000    12/01/27         3,479,910
    4,000 Oklahoma Dev Fin Auth Rev
             Hillcrest Hlthcare Sys Rfdg Ser
             A (Prerefunded @ 08/15/09)...................          5.625    08/15/19         4,173,320
    1,065 Oklahoma Dev Fin Auth Rev
             Hillcrest Hlthcare Sys Rfdg Ser
             A (Prerefunded @ 08/15/09)...................          5.750    08/15/12         1,113,830
    1,000 Oklahoma Dev Fin Auth Rev
             Hillcrest Hlthcare Sys Rfdg Ser
             A (Prerefunded @ 08/15/09)...................          5.750    08/15/15         1,045,850
    3,250 Tulsa Cnty, OK Pub Fac Auth
             (AMBAC Insd) (Prerefunded @
             11/01/09)  ..................................          6.250    11/01/22         3,483,253
                                                                                        ---------------
                                                                                             33,070,373
                                                                                        ---------------
          OREGON 0.9%
    2,000 Clackamas Cnty, OR Hosp Fac
             Willamette View Inc Proj Ser A
             (Prerefunded @ 11/01/09)  ...................          7.500    11/01/29         2,180,520
    2,145 Clatsop Care Ctr Hlth Dist OR
             Rev Sr Hsg  .................................          6.875    08/01/28         2,181,959
    1,250 Multhnomah Cnty, OR Hosp Fac
             Auth Rev Terwilliger Plaza Proj
             A  ..........................................          5.250    12/01/26         1,242,425
    1,250 Multnomah Cnty, OR Hosp Fac
             Auth Rev Terwilliger Plaza Proj..............          5.250    12/01/36         1,229,700
    2,500 Multnomah Cnty, OR Hosp Fac
             Auth Rev Terwilliger Plaza Proj
             Rfdg (Acquired 05/21/04, Cost
             $2,442,200) (c) .............................          6.500    12/01/29         2,568,225
    4,898 Oregon St Hlth Hsg Ed & Cultural
             Fac Auth Ser A (AMT)  .......................          7.250    06/01/28         5,063,623

      945 Oregon St Hlth Hsg Ed Auth OR
             Baptist Retirement Homes Ser
             A  ..........................................          8.000    11/15/26           952,021
                                                                                        ---------------
                                                                                             15,418,473
                                                                                        ---------------
          PENNSYLVANIA 5.5%
   15,500 Allegheny Cnty, PA Hosp Dev
             Auth Rev Hlth Sys West PA
             Ser A (f) ...................................          5.750    11/15/40        15,454,585
    2,050 Allegheny Cnty, PA Hosp Dev Auth
             Rev Hlth Sys West PA Ser A...................          5.000    11/15/28         1,956,623
    1,925 Allegheny Cnty, PA Hosp Dev
             Hlth Sys Ser B (Prerefunded @
             11/15/10)  ..................................          9.250    11/15/15         2,227,167
    2,000 Allegheny Cnty, PA Hosp Dev
             Hlth Sys Ser B (Prerefunded @
             11/15/10)  ..................................          9.250    11/15/22         2,361,060
    2,000 Allegheny Cnty, PA Hosp Dev
             Hlth Sys Ser B (Prerefunded @
             11/15/10)  ..................................          9.250    11/15/30         2,361,060
    2,000 Allegheny Cnty, PA Indl Dev Auth
             Lease Rev (AMT)  ............................          6.625    09/01/24         2,051,100
    1,500 Allegheny Cnty, PA Redev Auth
             Pittsburgh Mills Proj  ......................          5.600    07/01/23         1,558,560
    1,500 Berks Cnty, PA Indl Dev Auth
             First Mtg Rev Rfdg One
             Douglassville Proj A (AMT)...................          6.125    11/01/34         1,513,275
    1,500 Bucks Cnty, PA Indl Dev Auth
             Retirement Cmnt Rev Ann's
             Choice Inc Fac Ser A  .......................          6.125    01/01/25         1,582,935
    1,250 Bucks Cnty, PA Indl Dev Auth
             Retirement Cmnt Rev Ann's
             Choice Inc Fac Ser A  .......................          6.250    01/01/35         1,317,425
    1,000 Bucks Cnty, PA Indl Dev Auth
             Rev First Mtg Hlthcare Fac
             Chandler  ...................................          6.200    05/01/19           992,380
    1,800 Bucks Cnty, PA Indl Dev Auth
             Rev First Mtg Hlthcare Fac
             Chandler  ...................................          6.300    05/01/29         1,778,994


    1,500 Chester Cnty, PA Hlth & Ed Fac
             Chester Cnty Hosp Ser A  ....................          6.750    07/01/31         1,622,115
    3,000 Dauphin Cnty, PA Gen Auth Rev
             Office & Pkg Riverfront Office...............          6.000    01/01/25         2,865,630
    1,000 Fulton Cnty, PA Indl Dev Auth
             Hosp Rev Fulton Cnty Med Ctr
             Proj  .......................................          5.875    07/01/31         1,026,710
    1,900 Fulton Cnty, PA Indl Dev Auth
             Hosp Rev Fulton Cnty Med Ctr
             Proj  .......................................          5.900    07/01/40         1,951,509
    1,000 Harrisburg, PA Auth Univ Rev
             Harrisburg Univ Of Science Ser
             A  ..........................................          5.400    09/01/16         1,004,590
    2,000 Harrisburg, PA Auth Univ Rev
             Harrisburg Univ Of Science Ser
             B  ..........................................          6.000    09/01/36         2,063,560
    2,200 Indiana Cnty, PA Indl Dev Auth
             PSEG Pwr LLC Proj Rfdg
             (AMT)  ......................................          5.850    06/01/27         2,289,452
    1,000 Lancaster Cnty, PA Hosp Auth
             Rev Hlth Ctr Saint Anne's
             Home  .......................................          6.625    04/01/28         1,025,580
    1,200 Lehigh Cnty, PA Gen Purp Auth
             First Mtg Bible Fellowship
             Church  .....................................          7.625    11/01/21         1,315,056
    3,000 Lehigh Cnty, PA Gen Purp Auth
             Rev Good Shepherd Grp Ser A..................          5.500    11/01/24         3,118,050
    3,585 Lehigh Cnty, PA Gen Purp Auth
             Rev Kidspeace Oblig Grp (d)..................          6.200    11/01/14         3,576,289
    5,500 Lehigh Cnty, PA Gen Purp Auth
             Rev Kidspeace Oblig Grp Rfdg.................          6.000    11/01/23         5,501,100
    1,000 Lehigh Cnty, PA Indl Dev Auth
             Hlth Fac Rev Lifepath Inc Proj...............          6.100    06/01/18           998,360
    4,180 Montgomery Cnty, PA Higher Ed
             & Hlth Auth Rev Impt & Rfdg..................          6.875    04/01/36         4,432,263
    1,085 Montgomery Cnty, PA Indl Dev
             Auth Rev Mtg Whitemarsh Cont
             Care Proj  ..................................          6.000    02/01/21         1,135,333

    4,500 Montgomery Cnty, PA Indl Dev
             Auth Rev Mtg Whitemarsh Cont
             Care Proj  ..................................          6.250    02/01/35         4,732,470
    1,365 Northeastern, PA Hosp & Ed Auth
             Hlthcare Rev  ...............................          7.125    10/01/29         1,400,599
    1,690 Northeastern, PA Hosp & Ed Auth
             Hlthcare Rev Oakwood Ter Proj
             (Acquired 12/27/05, Cost
             $1,690,000) (c)(d)...........................          6.500    10/01/32         1,710,838
    1,500 Pennsylvania Econ Dev Fin Auth
             Reliant Energy Ser A (AMT) ..................          6.750    12/01/36         1,650,405
    3,000 Pennsylvania Econ Dev Fin Auth
             Reliant Energy Seward Ser A
             (AMT) .......................................          6.750    12/01/36         3,300,810
      980 Pennsylvania St Higher Ed
             Student Assn Inc Proj Ser A..................          6.750    09/01/32         1,052,843
    2,150 Philadelphia, PA Auth Indl Dev
             Rev Coml Dev Rfdg (AMT)  ....................          7.750    12/01/17         2,154,558
    1,695 Philadelphia, PA Hosp & Higher
             Ed Fac Auth Rev Centralized
             Comp Human Svc Ser A  .......................          6.125    01/01/13         1,681,372
    1,500 Westmoreland Cnty, PA Indl Dev
             Hlthcare Fac Redstone Ser B
             (Prerefunded @ 11/15/10)  ...................          8.000    11/15/23         1,683,375
                                                                                        ---------------
                                                                                             88,448,031
                                                                                        ---------------
          RHODE ISLAND 0.3%
    1,825 Rhode Island St Econ Dev Corp
             Rev Oblig Providence R  .....................          7.250    07/01/20         1,916,761
    3,000 Tobacco Settlement Fin Corp RI
             Asset Bkd Ser A  ............................          6.000    06/01/23         3,185,310
                                                                                        ---------------
                                                                                              5,102,071
                                                                                        ---------------
          SOUTH CAROLINA   1.6%
    2,500 Lancaster Cnty, SC Assmt Rev
             Edenmoor Impt Dist Ser A
             (Acquired 05/19/06, Cost
             $2,500,000) (c) .............................          5.750    12/01/37         2,577,975
    1,700 Lancaster Cnty, SC Assmt Rev
             San City Carolina Lakes Impt.................          5.450    12/01/37         1,710,761

    1,000 Myrtle Beach, SC Tax Increment
             Myrtle Beach Air Force Base
             Ser A  ......................................          5.250    11/01/26         1,012,720
    1,250 Myrtle Beach, SC Tax Increment
             Myrtle Beach Air Force Base
             Ser A  ......................................          5.300    11/01/35         1,266,775
    3,000 South Carolina Jobs Econ Dev
             Auth Econ Dev Rev
             Westminster Impt & Rfdg  ....................          5.375    11/15/30         3,017,880
    1,570 South Carolina Jobs Econ Dev
             Auth Hosp Fac Rev Palmetto
             Hlth Alliance Ser A  ........................          6.250    08/01/31         1,715,272
    1,000 South Carolina Jobs Econ Dev
             Episcopal Home Still Proj Ser
             A  ..........................................          6.000    05/15/17         1,012,830
    2,250 South Carolina Jobs Econ Dev
             First Mtg Wesley Com Rfdg  ..................          5.300    10/01/36         2,278,373
    2,000 South Carolina Jobs Econ Dev
             First Mtg Westley Com Proj
             (Prerefunded @ 10/01/10)  ...................          7.750    10/01/24         2,262,120
    4,500 South Carolina Jobs Econ Dev
             First Mtg Westley Com Proj
             (Prerefunded @ 10/01/10)  ....................         8.000    10/01/31         5,120,820
    3,000 Tobacco Settlement Rev Mgmt
             Auth SC Tob Settlement Rev
             Ser B  .......................................         6.375    05/15/28         3,213,780
                                                                                        ---------------
                                                                                             25,189,306
                                                                                        ---------------
          SOUTH DAKOTA 0.6%
    1,010 Keystone, SD Econ Dev Rev Wtr
             Quality Mgmt Corp A (AMT)  ...................         6.000    12/15/18         1,012,838
    1,750 Sioux Falls, SD Hlth Fac Rev
             Rfdg Dow Rummel Vlg Proj  ..................           5.000    11/15/33         1,703,397
    4,080 Sioux Falls, SD Multi-Family Rev
             Rfdg Hsg Inn On Westport Proj
             Ser A1 (Acquired 08/04/06, Cost
             $4,080,000) (c) ............................           6.000    03/01/40         4,119,984

    1,035 Sioux Falls, SD Multi-Family Rev
             Rfdg Hsg Inn On Westport Sub
             Ser B (Acquired 08/04/06, Cost
             $1,035,000) (c)(d) ..........................          7.500    03/01/40         1,038,240
    1,050 South Dakota St Hlth & Ed Fac
             Auth Rev Sioux Vly Hosp & Hlth
             Sys Ser A  ..................................          5.250    11/01/34         1,081,815
                                                                                        ---------------
                                                                                              8,956,274
                                                                                        ---------------
          TENNESSEE 5.3%
    1,675 Blount Cnty, TN Hlth & Ed Fac
             Brd Rev Rfdg Asbury Inc. Ser
             A  ..........................................          5.125    04/01/23         1,664,850
    3,000 Elizabethton, TN Hlth & Ed Fac
             Brd Rev Rfdg (MBIA Insd) (a)(d)..............          7.750    07/01/29         3,526,950
    9,900 Johnson City, TN Hlth & Ed Fac Brd
             Hosp Rev 1st Mtg Mtn St Hlth Ser
             A (f) .......................................          5.500    07/01/36        10,251,797
    1,000 Johnson City, TN Hlth & Ed Fac
             Brd Hosp Rev First Mtg Mtn St
             Hlth Rfdg Ser A  ............................          7.500    07/01/33         1,141,330
    1,000 Johnson City, TN Hlth & Ed Fac
             Brd Retirement Fac Rev
             Appalachian Christian Vlg Proj
             Ser A  ......................................          6.250    02/15/32         1,041,110
    7,600 Sullivan Cnty, TN Hlth Ed & Hsg
              Fac Brd Hosp Rev Wellmont
              Hlth Sys Proj Ser C (f) ....................          5.250    09/01/36         7,697,128
    1,750 Shelby Cnty, TN Hlth & Ed
             Germantown Vlg Ser A  .......................          7.000    12/01/23         1,774,185
    2,500 Shelby Cnty, TN Hlth & Ed
             Germantown Vlg Ser A  .......................          7.250    12/01/34         2,561,350
    1,000 Shelby Cnty, TN Hlth Ed & Hsg
             Fac Brd Rev Trezevant Manor
             Proj Ser A  .................................          5.625    09/01/26         1,016,240

    4,500 Shelby Cnty, TN Hlth Ed & Hsg
             Fac Brd Rev Trezevant Manor
             Proj Ser A  .................................          5.750    09/01/37         4,586,265
      800 Shelby Cnty, TN Hlth Ed Hsg Vlg
             at Germantown  ..............................          6.250    12/01/34           721,847
    4,920 Sullivan Cnty, TN Hlth Ed & Hsg
             Fac Brd Rev (d) .............................          8.410    11/01/19         5,101,597
   40,000 Tennessee Energy Acqusn Corp
             Gas Rev Ser A (f) ...........................          5.250    09/01/22        42,611,400
    2,625 Trenton, TN Hlth & Ed Fac Brd
             Rev Inc Proj Ser A (Acquired
             06/08/89, Cost
             $2,625,000) (c)(d) ..........................         10.000    11/01/19         2,724,645
    1,160 Trenton, TN Hlth & Ed Fac Brd
             Rev Inc Proj Ser B (Acquired 06/08/89,
             Cost $1,160,000) (c)(d)(e)(l)................         10.000    11/01/20           123,401
                                                                                        ---------------
                                                                                             86,544,095
                                                                                        ---------------
          TEXAS   7.4%
      300 Abia Dev Corp TX Arpt Fac Rev
             Austin Belly Port Dev LLC Proj
             Ser A (AMT)  ................................          6.250    10/01/08           302,157
    3,000 Abia Dev Corp TX Arpt Fac Rev
             Austin Belly Port Dev LLC Proj
             Ser A (AMT)  ................................          6.500    10/01/23         3,050,760
    2,000 Angelina & Neches Riv Auth TX
             Indl Dev Corp Environmental
             Aspen Pwr LLC Proj Ser A
             (AMT)  ......................................          6.500    11/01/29         2,011,740
    1,000 Atlanta, TX Hosp Auth Fac Rev ..................          6.700    08/01/19         1,041,130
    2,035 Atlanta, TX Hosp Auth Fac Rev ..................          6.750    08/01/29         2,113,795
      990 Austin-Bergstorm Landhost
             Enterprises Inc TX Arpt Hotel Sr
             Ser A (b)(m) ................................      6.75/4.45    04/01/27           797,980
      965 Bexar Cnty, TX Hsg Fin Corp
             Multi-Family Hsg Rev Woodland
             Ridge Apt Proj Ser A (AMT)...................          7.000    01/01/39         1,029,809

    2,000 Brazos Cnty, TX Hlth Fac Dev
             Oblig Grp  ..................................          5.375    01/01/32         2,057,980
    6,000 Brazos River Auth TX Pollutn Ctl
             Rev Txu Energy Co LLC Proj
             (AMT)  ......................................          5.000    03/01/41         5,584,260
      735 Comal Cnty, TX Hlth Fac Dev
             Hlthcare Sys McKenna Mem
             Proj Ser A  .................................          6.250    02/01/32           787,597
    1,825 Dallas Cnty, TX Flood Ctl Dist No
             1 Cap Apprec Rfdg (Acquired 08/28/89,
             Cost $660,829) (c)(d)........................            *      08/01/11         1,448,867
    3,445 Dallas Cnty, TX Flood Ctl Dist No
             1 Rfdg  .....................................          7.250    04/01/32         3,582,834
    4,205 Dallas Cnty, TX Flood Ctl Dist
             Rfdg (d) ....................................          6.750    04/01/16         4,385,100
    2,500 Decatur, TX Hosp Auth Hosp
             Wise Regl Hlth Sys Ser A  ...................          7.000    09/01/25         2,716,450
    3,500 Decatur, TX Hosp Auth Hosp
             Wise Regl Hlth Sys Ser A  ...................          7.125    09/01/34         3,816,750
    1,450 Grand Prairie, TX Hsg Fin Corp
             Indpt Sr Living Ctr Rev (b)..................    7.500/3.750    07/01/17         1,334,565
    3,000 Grand Prairie, TX Hsg Fin Corp
             Indpt Sr Living Ctr Rev (b)..................    7.500/3.875    01/01/34         2,745,420
    1,750 Houston, TX Arpt Sys Rev Sub
             Lien Ser A (FSA Insd) (AMT)..................          5.125    07/01/32         1,776,512
    3,000 Houston, TX Hlth Fac Dev Corp
             Buckingham Sr Living Cmnty
             Ser A  ......................................          7.125    02/15/34         3,284,370
   17,760 Lower CO Riv Auth TX Rev
             Rfdg Ser A (f) ..............................          5.875    05/15/14        18,556,714
    7,500 Lower CO Riv Auth TX Rev
             Rfdg Ser A (f) ..............................          5.875    05/15/15         7,836,450
    1,000 Lubbock, TX Hlth Fac Dev Corp
             Rev Rfdg First Mtg Carillon
             Proj A  .....................................          6.500    07/01/26         1,044,080


   10,000 Lubbock, TX Hlth Fac Dev Corp
             Rev Rfdg First Mtg Carillon
             Proj A  .....................................          6.625    07/01/36        10,487,300
    1,255 Lubbock, TX Hlth Fac Dev Corp
             Rev First Mtg Carillon Proj A
             (Prerefunded @ 07/01/09)  ...................          6.500    07/01/19         1,325,656
    2,225 Meadow Parc Dev Inc TX
             Multi-Family Rev Hsg Meadow
             Parc Apt Proj  ..............................          6.500    12/01/30         2,252,635
    2,500 Metropolitan Hlth Fac Dev Corp
             TX Wilson N Jones Mem Hosp
             Proj  .......................................          7.250    01/01/31         2,579,025
    1,500 Midlothian, TX Dev Auth Tax
             Increment Contract Rev
             (Acquired 12/02/04, Cost
             $1,500,000) (c) .............................          6.200    11/15/29         1,593,510
    2,670 Midlothian, TX Dev Auth Tax
             Increment Contract Rev
             (Prerefunded @ 11/15/07)  ...................          6.700    11/15/23         2,747,911
    2,000 Midlothian, TX Dev Auth Tax
             Increment Contract Rev
             (Prerefunded @ 05/15/11)  ...................          7.875    11/15/26         2,285,500
    1,685 Midlothian, TX Dev Auth Tax
             Increment Contract Rev Sub
             Lien Rfdg Ser B  ............................          5.125    11/15/26         1,681,815
    1,500 Mission, TX Econ Dev Corp Solid
             Waste Disp Rev Allied Waste
             Inc Proj A (AMT)  ...........................          5.200    04/01/18         1,491,330
    1,000 Richardson, TX Hosp Auth Rev
             Baylor & Richardson Impt Rfdg................          5.625    12/01/28         1,019,890
      600 Tarrant Cnty, TX Cultural Ed Fac
             Fin Corp Retirement Fac Air
             Force Vlg Oblig Grp  ........................          5.125    05/15/27           604,590
    2,000 Tarrant Cnty, TX Cultural Ed Fac
             Fin Corp Retirement Fac Air
             Force Vlg Oblig Grp  ........................          5.125    05/15/37         2,011,280

    2,500 Tarrant Cnty, TX Cultural Ed Fac
             Fin Corp Retirement Fac
             Northwest Sr Hsg Edgemere
             Proj A  .....................................          6.000    11/15/36         2,650,200
    1,000 Texas St Dept Hsg & Cmnty
             Affairs Home Mtg Rev (GNMA
             Collateralized) (AMT)  ......................          6.900    07/02/24         1,026,360
    1,675 Texas St Pub Fin Auth Sch
             Excellence Ed Proj Ser A
             (Acquired 12/02/04, Cost
             $1,654,197) (c) .............................          7.000    12/01/34         1,840,775
    1,500 Texas St Student Hsg Corp MSU
             Proj Midwestern St Univ  ....................          6.500    09/01/34         1,602,195
    2,950 Tomball, TX Hosp Auth Rev Hosp
             Tomball Regl Hosp  ..........................          6.000    07/01/29         3,037,173
    1,000 Travis Cnty, TX Hlth Fac Dev
             Corp Retirement Fac Rev
             Querencia Barton Creek Proj..................          5.500    11/15/25         1,015,350
    2,950 Travis Cnty, TX Hlth Fac Dev
             Corp Retirement Fac Rev
             Querencia Barton Creek Proj..................          5.650    11/15/35         3,014,930
      925 Wichita Cnty, TX Hlth Fac Rolling
             Meadows Fac Rfdg Ser A  .....................          6.250    01/01/28           946,553
    2,500 Woodhill Pub Fac Corp TX
             Hsg-Woodhill Apt Proj  ......................          7.500    12/01/29         2,437,675
                                                                                        ---------------
                                                                                            118,956,973
                                                                                        ---------------
          UTAH   0.2%
    1,000 Hildale, UT Elec Rev Gas Turbine
             Elec Fac Proj (m) ...........................          7.800    09/01/15           305,000
      585 Hildale, UT Elec Rev Gas Turbine
             Elec Fac Proj (m) ...........................          7.800    09/01/25           178,425
    1,165 Hildale, UT Elec Rev Gas Turbine
             Elec Fac Proj (m) ...........................          8.000    09/01/20           355,325
    2,315 Utah St Hsg Fin Agy Rev RHA
             Cmnty Svc Proj Ser A  .......................          6.875    07/01/27         2,352,873
                                                                                        ---------------
                                                                                              3,191,623
                                                                                        ---------------

          VERMONT 0.1%
$   1,000 Vermont Ed & Hlth Bldg Fin Agy
             Rev Bennington College Proj..................          6.625    10/01/29         1,034,260
      770 Vermont Ed & Hlth Bldg Fin Agy
             Rev VT Council Dev Mental Hlth
             Ser A  ......................................          6.000    12/15/09           793,439
                                                                                        ---------------
                                                                                              1,827,699
                                                                                        ---------------
          VIRGINIA 4.5%
    4,000 Albemarle Cnty, VA Indl Dev Auth
             Ed Fac Rev Covenant Sch Inc
             Ser A  ......................................          7.750    07/15/32         4,436,360
    5,000 Celebrate, VA South Cmnty Dev
             Celebrate VA South Proj  ....................          6.250    03/01/37         5,128,900
    1,500 Farms New Kent, VA Cmnty Dev
             Ser B  ......................................          5.450    03/01/36         1,496,640
    1,500 Farms New Kent, VA Cmnty Dev
             Ser C  ......................................          5.800    03/01/36         1,492,590
    2,500 Henrico Cnty, VA Econ Dev Auth
             Residential Care Fac Rev Utd
             Methodist Rfdg Ser A  .......................          6.500    06/01/22         2,655,000
    1,250 Lynchburg, VA Indl Dev Auth
             Residential Care Fac Rev Mtg
             Westminster Canterbury Rfdg..................          5.000    07/01/31         1,226,012
    1,000 New Port Cmnty Dev Auth VA Spl
             Assmt  ......................................          5.500    09/01/26         1,029,360
    2,500 New Port Cmnty Dev Auth VA Spl
             Assmt  ......................................          5.600    09/01/36         2,567,475
    4,000 Peninsula Ports Auth VA
             Residential Care Fac Rev VA
             Baptist Homes Rfdg Ser C  ...................          5.400    12/01/33         4,032,120
    4,000 Roanoke Cnty, VA Indl Dev Auth
             Glebe Inc Ser A  ............................          6.300    07/01/35         2,903,480
   17,620 Tobacco Settlement Fin Corp VA
             Asset Bkd (f) ...............................          5.625    06/01/37        19,415,038

    1,700 Virginia Small Business Fin Auth
             Rev Indl Dev SIL Clean Wtr Proj
             (AMT) (m) ...................................          7.250    11/01/24         1,172,915
   25,220 Virginia St Hsg Auth Dev Auth
             Comnwlth Mtg Sub Ser D1
             (AMT) (f) ...................................          4.900    01/01/33        24,876,756
                                                                                        ---------------
                                                                                             72,432,646
                                                                                        ---------------
          WASHINGTON 0.8%
    1,000 King Cnty, WA Pub Hosp Dist No
             004 Snoqualmie Vly Hosp  ....................          7.250    12/01/15         1,051,950
    8,830 Tobacco Settlement Auth WA Asst
             Bkd  ........................................          6.625    06/01/32         9,754,589
    1,000 Washington St Hsg Fin Commn
             Nonprofit Rev Skyline at First
             Hill Proj Ser A  ............................          5.625    01/01/27         1,026,200
    1,000 Washington St Hsg Fin Commn
             Nonprofit Rev Skyline at First
             Hill Proj Ser A  ............................          5.625    01/01/38         1,012,620
                                                                                        ---------------
                                                                                             12,845,359
                                                                                        ---------------
          WISCONSIN 1.1%
      800 Baldwin, WI Hosp Rev Mtg Ser A..................          6.125    12/01/18           801,712
    1,000 Baldwin, WI Hosp Rev Mtg Ser A..................          6.375    12/01/28         1,002,620
    1,740 Milwaukee, WI Rev Sr Air Cargo
             (AMT)  ......................................          6.500    01/01/25         1,858,424
    1,000 Waukesha, WI Redev Auth Hsg
             Rfdg Sr Kirkland Crossings
             Proj  .......................................          5.500    07/01/31         1,005,190
    1,500 Waukesha, WI Redev Auth Hsg
             Sr kirkland Crossings Proj
             Rfdg  .......................................          5.600    07/01/41         1,511,910
      750 Wisconsin Hlth & Ed Fac
             Eastcastle Pl Inc Proj  .....................          6.000    12/01/24           770,123
    2,000 Wisconsin St Hlth & Ed Fac Auth
             Rev Aurora Hlthcare Inc Ser A................          5.600    02/15/29         2,045,720
    1,000 Wisconsin St Hlth & Ed Fac Auth
             Rev Oakwood Vlg Proj Ser A...................          7.625    08/15/30         1,076,070
    1,500 Wisconsin St Hlth & Ed Fac
             Beaver Dam Cmnty Hosp Inc
             Ser A  ......................................          6.750    08/15/34         1,623,990



    1,000 Wisconsin St Hlth & Ed Fac
             Divine Savior Hlthcare Ser C
             (Prerefunded @ 05/01/12)  ...................          7.500    05/01/32         1,133,940
    2,000 Wisconsin St Hlth & Ed Fac Fort
             Hlthcare Inc Proj  ..........................          6.100    05/01/34         2,178,220
    1,500 Wisconsin St Hlth & Ed Fac
             Southwest Hlth Ctr Ser A  ...................          6.125    04/01/24         1,569,360
    1,105 Wisconsin St Hlth & Ed Fac
             Upland Hills Hlth Inc Ser B..................          5.000    05/15/36         1,094,105
                                                                                        ---------------
                                                                                             17,671,384
                                                                                        ---------------
          WYOMING 0.4%
    4,000 Sweetwater Cnty, WY Solid
             Waste Disp Rev FMC Corp Proj
             Rfdg (AMT)  .................................          5.600    12/01/35         4,201,000
    1,500 Teton Cnty, WY Hosp Dist Hosp
             Saint Johns Med Ctr  ........................          6.750    12/01/27         1,587,315
                                                                                        ---------------
                                                                                              5,788,315
                                                                                        ---------------
          PUERTO RICO 0.3%
    5,000 Puerto Rico Pub Bldg Auth Rev
             Govt Fac Ser I (Comwth Gtd)..................          5.250    07/01/33         5,203,400
                                                                                        ---------------
          U.S. VIRGIN ISLANDS   0.2%
    2,500 Northern Mariana Islands Ser A
             (Prerefunded @ 06/01/10)  ...................          7.375    06/01/30         2,741,625
    1,000 Virgin Islands Pub Fin Auth Res
             Secd-Hovensa Refinery (AMT)..................          5.875    07/01/22         1,068,520
                                                                                        ---------------
                                                                                              3,810,145
                                                                                        ---------------
TOTAL LONG-TERM INVESTMENTS   120.7%
  (Cost $1,904,563,668)..........................................................         1,950,792,728

TOTAL SHORT-TERM INVESTMENTS  0.0%
  (Cost $100,000)................................................................               100,000
                                                                                        ---------------
TOTAL INVESTMENTS  120.7%
  (Cost $1,904,663,668)..........................................................         1,950,892,728

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (21.7%)
  (Cost ($350,555,000))
  (350,555) Notes with interest rates ranging from 3.710%
             to 3.830% at June 30, 2007 and
             contractual maturities of collateral
             ranging from 2014 to 2047 (o).......................................          (350,555,000)
                                                                                        ---------------
TOTAL NET INVESTMENTS  99.0%
  (Cost $1,554,108,668)..........................................................         1,600,337,728


OTHER ASSETS IN EXCESS OF LIABILITIES  1.0%......................................            16,713,802
                                                                                       ----------------

NET ASSETS 100.0%................................................................      $  1,617,051,530
                                                                                       ================


Percentages are calculated as a percentage of net assets.
*     Zero coupon bond
(a)   All or a portion of this security has been physically segregated in connection with open futures contracts.
(b)   Interest is accruing at less than the stated coupon.  Coupon is shown as stated coupon/actual coupon.
(c)   Securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 4.4% of net assets applicable to common shares.
(d)   The Fund owns 100% of the outstanding bond issuance.
(e)   Variable Rate Coupon
(f)   Underlying security related to Inverse Floaters entered into by the Fund.
(g)   Security purchased on a when-issued or delayed delivery basis.
(h)   Escrowed to Maturity
(i)   144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
      This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(j)   Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(k)   Floating Rate Coupon
(l)   This borrower has filed for protection in federal bankruptcy court.
(m)   Non-income producing security.
(n)   Inverse Floating Rate
(o)   Floating rate notes. The interest rates shown reflect the rates in the effect at June 30, 2007.

ACA - American Capital Access
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
Comwth - Commonwealth of Puerto Rico
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Administration
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
GTY AGMT - Guarantee Agreement
MBIA - Municipal Bond Investors Assurance Corp.

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2007:
                                                                                  UNREALIZED
                                                                                 APPRECIATION/
                                                              CONTRACTS          DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Bond Futures, September 2007 (Current
   Notional Value of $107,750 per contract) ...............       1,252         $   3,357,557
                                                               ========         =============

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Tax Free Trust

By: /s/ Ronald E. Robison
    ---------------------
Name:  Ronald E. Robison
Title: Principal Executive Officer
Date:  August 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name:  Ronald E. Robison
Title: Principal Executive Officer
Date:  August 9, 2007

By: /s/ Stuart N. Schuldt
    ---------------------
Name:  Stuart N. Schuldt
Title: Principal Financial Officer
Date:  August 9, 2007